Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-4.52%
Alphabet, Inc., Class A(b)	199	$26,374
Alphabet, Inc., Class C(b)	170	22,766
AT&T, Inc.	3,404	56,404
Comcast Corp., Class A	1,108	46,414
Electronic Arts, Inc.	413	56,998
Interpublic Group of Cos., Inc. (The)	1,534	47,155
News Corp., Class A	1,789	39,430
News Corp., Class B(c)	542	12,488
Walt Disney Co. (The)(b)	615	57,004
Warner Bros Discovery, Inc.(b)	4,327	45,217
		410,250
Consumer Discretionary-10.55%
Aptiv PLC(b)	487	40,343
Best Buy Co., Inc.	675	47,885
eBay, Inc.	1,127	46,218
Etsy, Inc.(b)(c)	684	51,854
General Motors Co.	1,516	47,906
Hasbro, Inc.(c)	684	31,744
Hilton Worldwide Holdings, Inc.	334	55,952
Home Depot, Inc. (The)	153	47,964
Lowe’s Cos., Inc.	217	43,146
Marriott International, Inc., Class A	246	49,864
McDonald’s Corp.	181	51,013
NIKE, Inc., Class B	498	54,915
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,996	45,749
Ralph Lauren Corp.	424	54,857
Royal Caribbean Cruises Ltd.(b)	503	54,052
Starbucks Corp.	520	51,636
TJX Cos., Inc. (The)	549	48,372
Tractor Supply Co.	231	46,895
Whirlpool Corp.(c)	360	39,204
Yum! Brands, Inc.	392	49,216
		958,785
Consumer Staples-7.37%
Archer-Daniels-Midland Co.	644	47,482
Campbell Soup Co.	1,210	48,618
Colgate-Palmolive Co.	689	54,273
Estee Lauder Cos., Inc. (The), Class A	319	40,733
General Mills, Inc.	756	48,127
Hershey Co. (The)	237	44,537
Kellanova	894	46,971
Kraft Heinz Co. (The)	1,530	53,718
McCormick & Co., Inc.	623	40,389
Mondelez International, Inc., Class A	714	50,737
PepsiCo, Inc.	286	48,131
Target Corp.	404	54,059
Walgreens Boots Alliance, Inc.	2,197	43,808
Walmart, Inc.	309	48,108
		669,691
Financials-16.19%
Aflac, Inc.(c)	671	55,498
Allstate Corp. (The)	462	63,696
American Express Co.	317	54,134
American International Group, Inc.	842	55,412
Bank of America Corp.	1,755	53,510
Bank of New York Mellon Corp. (The)	1,113	53,780
Capital One Financial Corp.	491	54,825
Citigroup, Inc.	1,204	55,504
Fifth Third Bancorp(c)	1,873	54,223
	Shares	Value
Financials-(continued)
Globe Life, Inc.	460	$56,640
Goldman Sachs Group, Inc. (The)	156	53,280
Hartford Financial Services Group, Inc. (The)	693	54,165
Invesco Ltd.(d)	3,197	45,621
JPMorgan Chase & Co.	343	53,536
M&T Bank Corp.	410	52,550
Mastercard, Inc., Class A	121	50,074
MetLife, Inc.	788	50,141
Moody’s Corp.	147	53,649
Morgan Stanley	592	46,969
Nasdaq, Inc.	965	53,886
Northern Trust Corp.	652	51,671
PayPal Holdings, Inc.(b)	792	45,627
Principal Financial Group, Inc.	654	48,285
Prudential Financial, Inc.	528	51,628
Regions Financial Corp.	2,746	45,803
S&P Global, Inc.	127	52,810
State Street Corp.	712	51,848
Visa, Inc., Class A(c)	203	52,106
		1,470,871
Health Care-13.96%
Abbott Laboratories	490	51,102
AbbVie, Inc.	343	48,840
Agilent Technologies, Inc.	423	54,059
Amgen, Inc.	200	53,928
Baxter International, Inc.	1,254	45,244
Becton, Dickinson and Co.	188	44,402
Biogen, Inc.(b)	189	44,241
Boston Scientific Corp.(b)	924	51,642
Cigna Group (The)	181	47,581
CVS Health Corp.	759	51,574
DaVita, Inc.(b)(c)	504	51,136
Edwards Lifesciences Corp.(b)	646	43,741
Elevance Health, Inc.	112	53,703
Gilead Sciences, Inc.	671	51,399
Hologic, Inc.(b)	671	47,842
Humana, Inc.	108	52,365
Illumina, Inc.(b)	312	31,808
Medtronic PLC	616	48,830
Merck & Co., Inc.	468	47,961
Moderna, Inc.(b)(c)	461	35,820
Quest Diagnostics, Inc.	392	53,794
Regeneron Pharmaceuticals, Inc.(b)	61	50,252
Thermo Fisher Scientific, Inc.	93	46,106
UnitedHealth Group, Inc.	105	58,062
Vertex Pharmaceuticals, Inc.(b)	145	51,448
Waters Corp.(b)(c)	183	51,352
		1,268,232
Industrials-15.90%
American Airlines Group, Inc.(b)(c)	3,469	43,120
Automatic Data Processing, Inc.	198	45,524
Caterpillar, Inc.	176	44,127
CSX Corp.	1,675	54,103
Cummins, Inc.	212	47,522
Deere & Co.	120	43,729
Dover Corp.	346	48,841
Emerson Electric Co.	504	44,806
IDEX Corp.	224	45,176
Illinois Tool Works, Inc.	205	49,653
J.B. Hunt Transport Services, Inc.	269	49,838
Johnson Controls International PLC	866	45,725
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Norfolk Southern Corp.	252	$54,976
Otis Worldwide Corp.	590	50,616
PACCAR, Inc.	604	55,459
Paychex, Inc.	414	50,496
Pentair PLC	715	46,146
Republic Services, Inc.	346	55,997
Robert Half, Inc.	690	56,566
Rockwell Automation, Inc.	161	44,346
Stanley Black & Decker, Inc.	533	48,450
Trane Technologies PLC	245	55,225
Union Pacific Corp.	234	52,713
United Parcel Service, Inc., Class B	307	46,544
United Rentals, Inc.	105	49,982
Verisk Analytics, Inc.	205	49,493
W.W. Grainger, Inc.	72	56,606
Waste Management, Inc.	320	54,717
Xylem, Inc.	509	53,511
		1,444,007
Information Technology-14.66%
Adobe, Inc.(b)	89	54,380
Akamai Technologies, Inc.(b)	480	55,454
Applied Materials, Inc.	326	48,828
Arista Networks, Inc.(b)	253	55,587
Autodesk, Inc.(b)	224	48,928
Cisco Systems, Inc.	872	42,187
Fortinet, Inc.(b)	799	41,995
Gen Digital, Inc.	2,456	54,228
Hewlett Packard Enterprise Co.	2,804	47,416
HP, Inc.	1,651	48,440
Intel Corp.	1,345	60,122
Intuit, Inc.	91	52,003
Juniper Networks, Inc.	1,701	48,393
Keysight Technologies, Inc.(b)	372	50,551
Lam Research Corp.	72	51,546
Micron Technology, Inc.	707	53,817
Microsoft Corp.	150	56,837
Motorola Solutions, Inc.	178	57,471
NVIDIA Corp.	107	50,044
ON Semiconductor Corp.(b)	501	35,736
QUALCOMM, Inc.	434	56,008
Salesforce, Inc.(b)	225	56,678
ServiceNow, Inc.(b)	84	57,602
TE Connectivity Ltd.	383	50,173
Texas Instruments, Inc.	296	45,202
Tyler Technologies, Inc.(b)	128	52,332
		1,331,958
Materials-6.32%
Air Products and Chemicals, Inc.	170	45,994
Albemarle Corp.(c)	262	31,773
Ball Corp.	940	51,973
CF Industries Holdings, Inc.(c)	615	46,217
Dow, Inc.	909	47,041
Ecolab, Inc.	276	52,917
Freeport-McMoRan, Inc.	1,230	45,904
Linde PLC	131	54,204
LyondellBasell Industries N.V., Class A	500	47,550
	Shares	Value
Materials-(continued)
Mosaic Co. (The)	1,306	$46,872
Newmont Corp.	1,292	51,925
PPG Industries, Inc.	365	51,826
		574,196
Real Estate-7.03%
Alexandria Real Estate Equities, Inc.(c)	430	47,042
Boston Properties, Inc.	752	42,811
CBRE Group, Inc., Class A(b)	580	45,797
Digital Realty Trust, Inc.	383	53,153
Healthpeak Properties, Inc.	2,437	42,209
Host Hotels & Resorts, Inc.(c)	3,118	54,472
Iron Mountain, Inc.	777	49,845
Kimco Realty Corp.	2,670	51,584
Prologis, Inc.	410	47,121
Regency Centers Corp.	783	49,157
Ventas, Inc.	1,167	53,495
Welltower, Inc.	608	54,173
Weyerhaeuser Co.	1,535	48,122
		638,981
Utilities-3.28%
American Water Works Co., Inc.	367	48,385
CenterPoint Energy, Inc.	1,821	51,480
Edison International	734	49,171
Eversource Energy	815	48,419
Exelon Corp.	1,252	48,214
Sempra	715	52,102
		297,771
Total Common Stocks & Other Equity Interests (Cost $9,417,767)		9,064,742
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $77)	77	77
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $9,417,844)		9,064,819
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.99%
Invesco Private Government Fund, 5.32%(d)(e)(f)	150,835	150,835
Invesco Private Prime Fund, 5.55%(d)(e)(f)	392,805	392,962
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $543,758)		543,797
TOTAL INVESTMENTS IN SECURITIES-105.77% (Cost $9,961,602)		9,608,616
OTHER ASSETS LESS LIABILITIES-(5.77)%		(524,422)
NET ASSETS-100.00%		$9,084,194

See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$60,719	$2,851	$(10,656)	$(4,636)	$(2,657)	$45,621	$639
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	51,577	(51,500)	-	-	77	29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,712	891,775	(958,652)	-	-	150,835	2,864*
Invesco Private Prime Fund	704,912	1,858,026	(2,170,225)	39	210	392,962	7,685*
Total	$983,343	$2,804,229	$(3,191,033)	$(4,597)	$(2,447)	$589,495	$11,217

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI USA ETF (PBUS)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.57%
Alphabet, Inc., Class A(b)	532,232	$70,536,707
Alphabet, Inc., Class C(b)	468,351	62,721,566
AT&T, Inc.	641,497	10,629,605
Charter Communications, Inc., Class A(b)	8,727	3,491,935
Comcast Corp., Class A	369,206	15,466,039
Electronic Arts, Inc.	23,088	3,186,375
Fox Corp., Class A(c)	22,445	663,025
Fox Corp., Class B	12,668	350,397
Interpublic Group of Cos., Inc. (The)	34,477	1,059,823
Liberty Broadband Corp., Class C(b)	10,736	892,376
Liberty Global Ltd., Class C (Bermuda)(b)(c)	21,959	369,790
Liberty Media Corp.-Liberty Formula One(b)(c)	17,782	1,132,002
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	14,899	402,124
Live Nation Entertainment, Inc.(b)	14,563	1,226,496
Match Group, Inc.(b)	25,009	809,792
Meta Platforms, Inc., Class A(b)	199,381	65,227,494
Netflix, Inc.(b)	39,753	18,841,730
News Corp., Class A(c)	34,078	751,079
Omnicom Group, Inc.	17,930	1,445,696
Paramount Global, Class B(c)	43,751	628,702
Pinterest, Inc., Class A(b)	52,199	1,778,420
Roblox Corp., Class A(b)	38,127	1,498,772
Roku, Inc., Class A(b)(c)	11,132	1,159,954
Sirius XM Holdings, Inc.(c)	69,225	323,973
Snap, Inc., Class A(b)(c)	90,745	1,255,003
Take-Two Interactive Software, Inc.(b)	15,227	2,408,911
T-Mobile US, Inc.	47,491	7,145,021
Trade Desk, Inc. (The), Class A(b)	39,872	2,809,381
Verizon Communications, Inc.	377,132	14,455,470
Walt Disney Co. (The)(b)	164,144	15,214,507
Warner Bros Discovery, Inc.(b)	207,718	2,170,653
		310,052,818
Consumer Discretionary-10.70%
Airbnb, Inc., Class A(b)	38,247	4,832,126
Amazon.com, Inc.(b)	833,017	121,695,454
Aptiv PLC(b)	25,231	2,090,136
AutoZone, Inc.(b)	1,602	4,181,108
Bath & Body Works, Inc.	19,254	628,065
Best Buy Co., Inc.	17,690	1,254,929
Booking Holdings, Inc.(b)	3,202	10,008,491
BorgWarner, Inc.	21,168	713,150
Burlington Stores, Inc.(b)	5,852	992,441
Caesars Entertainment, Inc.(b)	19,082	853,347
CarMax, Inc.(b)(c)	14,234	910,122
Carnival Corp.(b)	90,399	1,361,409
Chipotle Mexican Grill, Inc.(b)	2,473	5,446,164
D.R. Horton, Inc.	27,529	3,514,627
Darden Restaurants, Inc.(c)	10,793	1,688,781
Deckers Outdoor Corp.(b)	2,336	1,551,034
Dick’s Sporting Goods, Inc.	5,682	739,228
Domino’s Pizza, Inc.	3,169	1,245,068
DoorDash, Inc., Class A(b)	22,972	2,158,909
DraftKings, Inc., Class A(b)	37,226	1,423,522
eBay, Inc.	47,643	1,953,839
Etsy, Inc.(b)(c)	11,035	836,563
Expedia Group, Inc.(b)	12,365	1,683,866
Ford Motor Co.	352,672	3,618,415
Garmin Ltd.	13,740	1,679,578
General Motors Co.	123,793	3,911,859
Genuine Parts Co.	12,555	1,667,053
	Shares	Value
Consumer Discretionary-(continued)
Hasbro, Inc.(c)	11,959	$555,017
Hilton Worldwide Holdings, Inc.	23,619	3,956,655
Home Depot, Inc. (The)	89,713	28,124,128
Hyatt Hotels Corp., Class A(c)	4,119	472,696
Las Vegas Sands Corp.	30,872	1,423,817
Lear Corp.	5,402	722,517
Lennar Corp., Class A	22,439	2,870,397
LKQ Corp.	24,047	1,070,813
Lowe’s Cos., Inc.	51,771	10,293,628
Lucid Group, Inc.(b)(c)	79,854	336,984
lululemon athletica, inc.(b)	10,361	4,629,295
Marriott International, Inc., Class A	22,741	4,609,601
McDonald’s Corp.	65,460	18,449,246
MercadoLibre, Inc. (Brazil)(b)	4,046	6,556,381
MGM Resorts International	25,829	1,018,696
NIKE, Inc., Class B	109,803	12,107,977
NVR, Inc.(b)	291	1,791,218
O’Reilly Automotive, Inc., Class R(b)	5,406	5,310,746
Pool Corp.	3,503	1,216,662
PulteGroup, Inc.	19,665	1,738,779
Rivian Automotive, Inc., Class A(b)(c)	57,955	971,326
Ross Stores, Inc.	30,556	3,983,891
Royal Caribbean Cruises Ltd.(b)(c)	21,832	2,346,067
Starbucks Corp.	102,650	10,193,145
Tesla, Inc.(b)	256,257	61,522,181
TJX Cos., Inc. (The)	102,632	9,042,905
Tractor Supply Co.(c)	9,689	1,966,964
Ulta Beauty, Inc.(b)	4,420	1,882,876
Vail Resorts, Inc.	3,532	767,539
VF Corp.	29,015	485,421
Wynn Resorts Ltd.	9,224	778,690
Yum! Brands, Inc.	25,014	3,140,508
		386,976,050
Consumer Staples-6.13%
Albertson’s Cos., Inc., Class A	30,985	674,543
Altria Group, Inc.	158,993	6,684,066
Archer-Daniels-Midland Co.	48,348	3,564,698
Brown-Forman Corp., Class B	27,815	1,633,853
Bunge Global S.A.	13,514	1,484,783
Campbell Soup Co.	16,906	679,283
Celsius Holdings, Inc.(b)	13,450	665,910
Church & Dwight Co., Inc.	22,072	2,132,817
Clorox Co. (The)	11,124	1,594,625
Coca-Cola Co. (The)	368,528	21,536,776
Colgate-Palmolive Co.	70,605	5,561,556
Conagra Brands, Inc.	42,877	1,212,990
Constellation Brands, Inc., Class A	14,871	3,576,327
Costco Wholesale Corp.	39,755	23,564,379
Darling Ingredients, Inc.(b)	13,993	613,873
Dollar General Corp.	19,689	2,581,622
Dollar Tree, Inc.(b)(c)	18,711	2,312,493
Estee Lauder Cos., Inc. (The), Class A	20,889	2,667,316
General Mills, Inc.	51,939	3,306,437
Hershey Co. (The)	13,443	2,526,209
Hormel Foods Corp.	26,963	824,798
JM Smucker Co. (The)	9,518	1,044,410
Kellanova	24,634	1,294,270
Kenvue, Inc.	154,601	3,160,044
Keurig Dr Pepper, Inc.	94,008	2,967,833
Kimberly-Clark Corp.	30,320	3,751,494
Kraft Heinz Co. (The)	77,131	2,708,069
Kroger Co. (The)	61,301	2,713,795
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Lamb Weston Holdings, Inc.	12,866	$1,286,986
McCormick & Co., Inc.	22,252	1,442,597
Molson Coors Beverage Co., Class B	17,029	1,047,965
Mondelez International, Inc., Class A	122,039	8,672,091
Monster Beverage Corp.(b)	70,477	3,886,807
PepsiCo, Inc.	123,296	20,749,484
Philip Morris International, Inc.	139,256	13,000,940
Procter & Gamble Co. (The)	211,430	32,458,734
Sysco Corp.	45,452	3,280,271
Target Corp.	41,409	5,540,938
Tyson Foods, Inc., Class A	25,364	1,188,050
Walgreens Boots Alliance, Inc.	65,540	1,306,868
Walmart, Inc.	132,799	20,675,476
		221,576,476
Energy-4.11%
APA Corp.	27,612	994,032
Baker Hughes Co., Class A	90,471	3,053,396
Cheniere Energy, Inc.	21,702	3,953,019
Chesapeake Energy Corp.(c)	9,962	800,048
Chevron Corp.	162,756	23,371,762
ConocoPhillips	107,423	12,414,876
Coterra Energy, Inc.	67,365	1,768,331
Devon Energy Corp.	57,168	2,570,845
Diamondback Energy, Inc.	15,386	2,375,752
EOG Resources, Inc.	52,377	6,446,038
EQT Corp.	35,048	1,400,518
Exxon Mobil Corp.	359,378	36,922,496
Halliburton Co.	80,155	2,968,140
Hess Corp.	24,700	3,471,832
HF Sinclair Corp.	13,427	704,649
Kinder Morgan, Inc.	179,969	3,162,055
Marathon Oil Corp.	54,912	1,396,412
Marathon Petroleum Corp.	35,869	5,351,296
Occidental Petroleum Corp.	59,695	3,530,959
ONEOK, Inc.	52,551	3,618,136
Ovintiv, Inc.	23,302	1,033,211
Phillips 66	39,945	5,148,511
Pioneer Natural Resources Co.	20,993	4,862,819
Schlumberger N.V.	127,508	6,635,516
Targa Resources Corp.	19,062	1,724,158
Texas Pacific Land Corp.	556	929,604
Valero Energy Corp.	31,678	3,971,154
Williams Cos., Inc. (The)	109,122	4,014,599
		148,594,164
Financials-12.60%
Aflac, Inc.	50,627	4,187,359
Allstate Corp. (The)	23,432	3,230,570
Ally Financial, Inc.	24,462	714,780
American Express Co.	56,156	9,589,760
American Financial Group, Inc.	6,415	733,812
American International Group, Inc.	63,862	4,202,758
Ameriprise Financial, Inc.	9,206	3,254,413
Annaly Capital Management, Inc.(c)	44,086	796,634
Aon PLC, Class A	18,199	5,978,189
Apollo Global Management, Inc.	35,598	3,275,016
Arch Capital Group Ltd.(b)	33,457	2,800,016
Ares Management Corp., Class A	14,541	1,632,227
Arthur J. Gallagher & Co.	19,332	4,813,668
Assurant, Inc.	4,906	824,306
Bank of America Corp.	641,561	19,561,195
Bank of New York Mellon Corp. (The)	69,871	3,376,167
	Shares	Value
Financials-(continued)
Berkshire Hathaway, Inc., Class B(b)	117,343	$42,243,480
BlackRock, Inc.	13,393	10,061,223
Blackstone, Inc., Class A	63,670	7,154,598
Block, Inc., Class A(b)(c)	49,289	3,126,401
Brown & Brown, Inc.	21,649	1,618,046
Capital One Financial Corp.	34,104	3,808,053
Carlyle Group, Inc. (The)(c)	19,248	659,821
Cboe Global Markets, Inc.	9,433	1,718,598
Charles Schwab Corp. (The)	134,750	8,262,870
Chubb Ltd.	36,846	8,453,578
Cincinnati Financial Corp.	14,071	1,446,358
Citigroup, Inc.	172,749	7,963,729
Citizens Financial Group, Inc.	42,368	1,155,375
CME Group, Inc., Class A	32,251	7,042,328
Coinbase Global, Inc., Class A(b)(c)	15,336	1,912,706
Discover Financial Services	22,566	2,098,638
Equitable Holdings, Inc.	31,889	978,673
Erie Indemnity Co., Class A	2,313	683,815
Everest Group Ltd.	3,894	1,598,682
FactSet Research Systems, Inc.	3,422	1,551,740
Fidelity National Financial, Inc.	22,786	1,021,724
Fidelity National Information Services, Inc.	52,977	3,106,571
Fifth Third Bancorp	61,080	1,768,266
First Citizens BancShares, Inc., Class A	976	1,432,661
Fiserv, Inc.(b)	54,687	7,142,669
FleetCor Technologies, Inc.(b)	6,240	1,500,720
Franklin Resources, Inc.(c)	26,227	650,430
Global Payments, Inc.	23,174	2,698,381
Globe Life, Inc.	8,506	1,047,344
Goldman Sachs Group, Inc. (The)	29,574	10,100,704
Hartford Financial Services Group, Inc. (The)	27,738	2,168,002
Huntington Bancshares, Inc.	128,707	1,449,241
Intercontinental Exchange, Inc.	51,232	5,832,251
Jack Henry & Associates, Inc.	6,452	1,023,868
JPMorgan Chase & Co.	260,696	40,689,432
KeyCorp	83,958	1,040,240
KKR & Co., Inc., Class A	51,580	3,911,827
Loews Corp.	17,055	1,198,796
LPL Financial Holdings, Inc.	6,800	1,511,640
M&T Bank Corp.	14,939	1,914,732
Markel Group, Inc.(b)	1,137	1,636,245
MarketAxess Holdings, Inc.	3,380	811,606
Marsh & McLennan Cos., Inc.	44,263	8,826,927
Mastercard, Inc., Class A	75,476	31,234,233
MetLife, Inc.	57,342	3,648,671
Moody’s Corp.	14,857	5,422,211
Morgan Stanley	111,481	8,844,903
MSCI, Inc.	7,145	3,721,473
Nasdaq, Inc.	30,769	1,718,141
Northern Trust Corp.	18,641	1,477,299
PayPal Holdings, Inc.(b)	93,577	5,390,971
PNC Financial Services Group, Inc. (The)	35,662	4,777,282
Principal Financial Group, Inc.	21,753	1,606,024
Progressive Corp. (The)	52,640	8,634,539
Prudential Financial, Inc.	32,564	3,184,108
Raymond James Financial, Inc.	17,798	1,871,460
Regions Financial Corp.	84,179	1,404,106
Robinhood Markets, Inc., Class A(b)	38,015	334,532
S&P Global, Inc.	29,191	12,138,494
SEI Investments Co.	9,958	584,236
State Street Corp.	28,584	2,081,487
Synchrony Financial	38,113	1,233,337

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc.	20,121	$2,014,716
Toast, Inc., Class A(b)(c)	29,484	438,427
Tradeweb Markets, Inc., Class A	9,674	937,411
Travelers Cos., Inc. (The)	20,538	3,709,574
Truist Financial Corp.	119,488	3,840,344
U.S. Bancorp	137,247	5,231,856
Visa, Inc., Class A(c)	144,140	36,997,855
W.R. Berkley Corp.	18,630	1,351,606
Wells Fargo & Co.	328,294	14,638,629
Willis Towers Watson PLC	9,471	2,332,707
		455,794,491
Health Care-12.50%
Abbott Laboratories	155,558	16,223,144
AbbVie, Inc.	158,337	22,545,605
Agilent Technologies, Inc.	26,181	3,345,932
Align Technology, Inc.(b)	6,436	1,376,017
Alnylam Pharmaceuticals, Inc.(b)	11,331	1,906,441
Amgen, Inc.	47,984	12,938,406
Avantor, Inc.(b)	60,089	1,272,685
Baxter International, Inc.	45,428	1,639,042
Becton, Dickinson and Co.	26,025	6,146,584
Biogen, Inc.(b)	12,992	3,041,167
BioMarin Pharmaceutical, Inc.(b)	16,881	1,537,521
Bio-Rad Laboratories, Inc., Class A(b)	2,029	618,683
Bio-Techne Corp.	14,195	892,866
Boston Scientific Corp.(b)	131,351	7,341,207
Bristol-Myers Squibb Co.	187,407	9,254,158
Cardinal Health, Inc.	22,100	2,366,468
Catalent, Inc.(b)(c)	15,980	620,823
Cencora, Inc.	15,377	3,127,220
Centene Corp.(b)	48,775	3,593,742
Charles River Laboratories International, Inc.(b)	4,568	900,261
Cigna Group (The)	26,551	6,979,727
Cooper Cos., Inc. (The)	4,443	1,496,936
CVS Health Corp.	115,220	7,829,199
Danaher Corp.	62,887	14,043,296
DaVita, Inc.(b)(c)	5,069	514,301
DexCom, Inc.(b)	34,795	4,019,518
Edwards Lifesciences Corp.(b)	54,534	3,692,497
Elevance Health, Inc.	21,139	10,135,939
Eli Lilly and Co.	72,385	42,782,430
Exact Sciences Corp.(b)(c)	16,042	1,026,688
GE HealthCare Technologies, Inc.	36,699	2,512,414
Gilead Sciences, Inc.	111,835	8,566,561
HCA Healthcare, Inc.	18,299	4,583,534
Henry Schein, Inc.(b)	11,799	787,347
Hologic, Inc.(b)	21,975	1,566,818
Humana, Inc.	11,115	5,389,219
IDEXX Laboratories, Inc.(b)	7,447	3,468,962
Illumina, Inc.(b)	14,201	1,447,792
Incyte Corp.(b)	16,744	909,869
Insulet Corp.(b)	6,228	1,177,653
Intuitive Surgical, Inc.(b)	31,519	9,797,366
IQVIA Holdings, Inc.(b)(c)	16,435	3,518,733
Jazz Pharmaceuticals PLC(b)	5,380	636,077
Johnson & Johnson	216,016	33,409,035
Laboratory Corp. of America Holdings	7,939	1,722,048
McKesson Corp.	12,165	5,724,362
Medtronic PLC	119,444	9,468,326
Merck & Co., Inc.	227,633	23,327,830
Mettler-Toledo International, Inc.(b)(c)	1,984	2,166,389
	Shares	Value
Health Care-(continued)
Moderna, Inc.(b)	28,797	$2,237,527
Molina Healthcare, Inc.(b)	5,230	1,911,879
Neurocrine Biosciences, Inc.(b)(c)	8,798	1,025,759
Pfizer, Inc.	506,482	15,432,507
Quest Diagnostics, Inc.	10,068	1,381,632
Regeneron Pharmaceuticals, Inc.(b)	9,575	7,887,981
Repligen Corp.(b)(c)	4,694	738,132
ResMed, Inc.	13,195	2,081,247
Revvity, Inc.(c)	11,400	1,013,460
Royalty Pharma PLC, Class A	33,917	918,133
Seagen, Inc.(b)(c)	12,628	2,692,416
STERIS PLC	8,897	1,787,763
Stryker Corp.	30,662	9,086,070
Teleflex, Inc.	4,192	946,092
Thermo Fisher Scientific, Inc.	34,622	17,164,203
United Therapeutics Corp.(b)	4,171	1,001,040
UnitedHealth Group, Inc.	83,096	45,949,595
Universal Health Services, Inc., Class B	5,702	783,911
Veeva Systems, Inc., Class A(b)	13,691	2,386,478
Vertex Pharmaceuticals, Inc.(b)	23,153	8,214,916
Viatris, Inc.	106,713	979,625
Waters Corp.(b)(c)	5,302	1,487,794
West Pharmaceutical Services, Inc.	6,576	2,306,598
Zimmer Biomet Holdings, Inc.	18,643	2,168,367
Zoetis, Inc.	41,331	7,301,948
		452,273,911
Industrials-8.76%
3M Co.	49,393	4,893,365
A.O. Smith Corp.	11,303	851,794
AECOM	11,880	1,055,657
Allegion PLC	7,874	835,353
AMETEK, Inc.	20,725	3,217,142
Automatic Data Processing, Inc.	36,943	8,493,935
Axon Enterprise, Inc.(b)	6,371	1,464,502
Boeing Co. (The)(b)	51,406	11,907,172
Booz Allen Hamilton Holding Corp.	11,822	1,479,287
Broadridge Financial Solutions, Inc.	10,596	2,053,717
Builders FirstSource, Inc.(b)	11,217	1,504,312
C.H. Robinson Worldwide, Inc.	10,249	840,930
Carlisle Cos., Inc.	4,478	1,255,676
Carrier Global Corp.	75,141	3,904,326
Caterpillar, Inc.	45,763	11,473,699
Ceridian HCM Holding, Inc.(b)(c)	13,262	913,752
Cintas Corp.	8,223	4,549,375
CNH Industrial N.V. (United Kingdom)	89,776	964,194
Copart, Inc.(b)	77,293	3,881,654
CSX Corp.	179,982	5,813,419
Cummins, Inc.	12,707	2,848,401
Deere & Co.	24,544	8,944,079
Delta Air Lines, Inc.	14,558	537,627
Dover Corp.	12,489	1,762,947
Eaton Corp. PLC	35,793	8,149,708
Emerson Electric Co.	51,268	4,557,725
Equifax, Inc.	10,920	2,377,393
Expeditors International of Washington, Inc.	13,422	1,615,203
Fastenal Co.	51,253	3,073,642
FedEx Corp.	21,381	5,534,044
Ferguson PLC	18,312	3,137,578
Fortive Corp.	31,462	2,170,249
Fortune Brands Innovations, Inc.	11,470	784,892
General Dynamics Corp.	20,820	5,141,915
General Electric Co.	97,569	11,883,904

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Graco, Inc.	15,184	$1,226,564
HEICO Corp.(c)	3,926	671,464
HEICO Corp., Class A	6,739	926,006
Honeywell International, Inc.	59,572	11,671,346
Howmet Aerospace, Inc.	34,780	1,829,428
Hubbell, Inc.	4,811	1,443,300
Huntington Ingalls Industries, Inc.	3,498	829,096
IDEX Corp.	6,782	1,367,794
Illinois Tool Works, Inc.	27,251	6,600,465
Ingersoll Rand, Inc.	36,277	2,591,266
J.B. Hunt Transport Services, Inc.	7,417	1,374,148
Jacobs Solutions, Inc.	11,507	1,463,460
Johnson Controls International PLC	60,831	3,211,877
Knight-Swift Transportation Holdings, Inc.	14,540	781,961
L3Harris Technologies, Inc.	16,948	3,233,848
Leidos Holdings, Inc.	11,746	1,260,581
Lennox International, Inc.	2,875	1,169,147
Lockheed Martin Corp.	20,031	8,969,281
Masco Corp.	20,177	1,221,717
Nordson Corp.	4,566	1,074,562
Norfolk Southern Corp.	20,337	4,436,720
Northrop Grumman Corp.	12,918	6,138,117
Old Dominion Freight Line, Inc.	8,900	3,462,634
Otis Worldwide Corp.	36,956	3,170,455
Owens Corning	8,248	1,118,264
PACCAR, Inc.	46,844	4,301,216
Parker-Hannifin Corp.	11,521	4,990,667
Paychex, Inc.	29,165	3,557,255
Paycom Software, Inc.	4,882	886,864
Paylocity Holding Corp.(b)	4,031	631,537
Pentair PLC	14,954	965,131
Quanta Services, Inc.	13,025	2,452,738
Republic Services, Inc.	19,864	3,214,790
Robert Half, Inc.(c)	9,558	783,565
Rockwell Automation, Inc.	10,278	2,830,972
Rollins, Inc.	26,102	1,063,395
RTX Corp.(c)	130,920	10,667,362
Snap-on, Inc.	4,710	1,293,790
Southwest Airlines Co.(c)	12,935	330,748
SS&C Technologies Holdings, Inc.	20,037	1,127,282
Stanley Black & Decker, Inc.	13,746	1,249,511
Textron, Inc.	18,127	1,389,616
Toro Co. (The)	9,332	774,556
Trane Technologies PLC	20,489	4,618,425
TransDigm Group, Inc.	4,950	4,766,206
TransUnion	17,016	999,180
Uber Technologies, Inc.(b)	164,986	9,301,911
U-Haul Holding Co., Series N	8,890	481,393
Union Pacific Corp.	54,672	12,315,961
United Parcel Service, Inc., Class B	64,978	9,851,315
United Rentals, Inc.	6,157	2,930,855
Veralto Corp.(b)	20,935	1,617,229
Verisk Analytics, Inc.	13,010	3,141,004
Vertiv Holdings Co.	30,722	1,341,323
W.W. Grainger, Inc.	4,030	3,168,346
Wabtec Corp.	15,946	1,858,666
Waste Connections, Inc.	23,111	3,131,309
Waste Management, Inc.	36,310	6,208,647
Watsco, Inc.(c)	2,998	1,145,926
Xylem, Inc.	21,424	2,252,305
		316,757,065
	Shares	Value
Information Technology-29.31%
Accenture PLC, Class A(c)	56,301	$18,756,115
Adobe, Inc.(b)	40,839	24,953,037
Advanced Micro Devices, Inc.(b)	144,937	17,560,567
Akamai Technologies, Inc.(b)	13,610	1,572,363
Amphenol Corp., Class A	53,506	4,868,511
Analog Devices, Inc.	44,851	8,224,776
ANSYS, Inc.(b)	7,739	2,270,313
Apple, Inc.	1,402,500	266,404,875
Applied Materials, Inc.	75,175	11,259,712
Arista Networks, Inc.(b)	23,606	5,186,474
Aspen Technology, Inc.(b)(c)	2,548	479,687
Atlassian Corp., Class A(b)	13,920	2,658,024
Autodesk, Inc.(b)	19,176	4,188,614
Bentley Systems, Inc., Class B	18,860	981,852
BILL Holdings, Inc.(b)(c)	8,649	566,250
Broadcom, Inc.	39,811	36,854,237
Cadence Design Systems, Inc.(b)	24,419	6,672,980
CDW Corp.	12,090	2,549,539
Cisco Systems, Inc.	363,362	17,579,454
Cloudflare, Inc., Class A(b)(c)	24,934	1,923,658
Cognizant Technology Solutions Corp., Class A	45,306	3,188,636
Confluent, Inc., Class A(b)	16,246	344,740
Corning, Inc.	72,693	2,071,024
CrowdStrike Holdings, Inc., Class A(b)	20,279	4,805,920
Datadog, Inc., Class A(b)	22,804	2,658,262
Dell Technologies, Inc., Class C	22,968	1,742,582
DocuSign, Inc.(b)(c)	18,274	787,609
Dropbox, Inc., Class A(b)(c)	23,005	648,281
Dynatrace, Inc.(b)(c)	22,204	1,189,024
Enphase Energy, Inc.(b)	12,310	1,243,556
Entegris, Inc.	13,466	1,405,850
EPAM Systems, Inc.(b)	5,199	1,342,330
F5, Inc.(b)	5,320	910,731
Fair Isaac Corp.(b)	2,249	2,446,012
First Solar, Inc.(b)	9,098	1,435,483
Fortinet, Inc.(b)	59,883	3,147,451
Gartner, Inc.(b)	7,037	3,059,969
Gen Digital, Inc.	51,067	1,127,559
GoDaddy, Inc., Class A(b)	12,512	1,251,951
Hewlett Packard Enterprise Co.	114,812	1,941,471
HP, Inc.	79,789	2,341,009
HubSpot, Inc.(b)	4,262	2,105,130
Intel Corp.	375,693	16,793,477
International Business Machines Corp.	81,724	12,958,158
Intuit, Inc.	25,142	14,367,647
Jabil, Inc.(c)	11,813	1,362,275
Juniper Networks, Inc.	28,536	811,849
Keysight Technologies, Inc.(b)	15,829	2,151,003
KLA Corp.	12,275	6,685,211
Lam Research Corp.	11,861	8,491,527
Lattice Semiconductor Corp.(b)	12,373	724,439
Manhattan Associates, Inc.(b)	5,647	1,259,563
Marvell Technology, Inc.	77,399	4,313,446
Microchip Technology, Inc.	48,831	4,074,459
Micron Technology, Inc.	98,501	7,497,896
Microsoft Corp.	633,177	239,917,097
MongoDB, Inc.(b)	6,400	2,660,736
Monolithic Power Systems, Inc.	4,072	2,234,388
Motorola Solutions, Inc.	14,983	4,837,561
NetApp, Inc.	19,003	1,736,684
NVIDIA Corp.	221,576	103,631,095

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
NXP Semiconductors N.V. (China)	23,209	$4,736,493
Okta, Inc.(b)	14,062	942,857
ON Semiconductor Corp.(b)	38,711	2,761,256
Oracle Corp.	147,445	17,134,584
Palantir Technologies, Inc., Class A(b)	165,565	3,319,578
Palo Alto Networks, Inc.(b)(c)	27,683	8,168,977
PTC, Inc.(b)	10,660	1,677,458
Qorvo, Inc.(b)	8,877	856,631
QUALCOMM, Inc.	100,113	12,919,583
Roper Technologies, Inc.	9,573	5,152,667
Salesforce, Inc.(b)	87,307	21,992,633
Seagate Technology Holdings PLC(c)	17,713	1,401,098
ServiceNow, Inc.(b)	18,327	12,567,557
Skyworks Solutions, Inc.	14,299	1,386,002
Snowflake, Inc., Class A(b)	25,140	4,718,275
Splunk, Inc.(b)	14,362	2,176,418
Super Micro Computer, Inc.(b)(c)	4,271	1,167,990
Synopsys, Inc.(b)	13,643	7,411,287
TE Connectivity Ltd.	28,113	3,682,803
Teledyne Technologies, Inc.(b)	4,223	1,701,700
Teradyne, Inc.(c)	13,649	1,258,847
Texas Instruments, Inc.	81,432	12,435,481
Trimble, Inc.(b)	22,016	1,021,542
Twilio, Inc., Class A(b)	15,401	996,137
Tyler Technologies, Inc.(b)	3,750	1,533,150
UiPath, Inc., Class A(b)(c)	34,755	686,759
Unity Software, Inc.(b)(c)	22,359	659,814
VeriSign, Inc.(b)	8,327	1,766,989
Western Digital Corp.(b)	29,078	1,404,758
Workday, Inc., Class A(b)	18,569	5,027,000
Zebra Technologies Corp., Class A(b)	4,562	1,081,103
Zoom Video Communications, Inc., Class A(b)	21,233	1,440,234
Zscaler, Inc.(b)(c)	7,921	1,564,635
		1,059,966,425
Materials-2.44%
Air Products and Chemicals, Inc.	19,928	5,391,520
Albemarle Corp.(c)	10,527	1,276,609
Amcor PLC	130,828	1,240,249
Avery Dennison Corp.	7,229	1,406,041
Ball Corp.	28,041	1,550,387
Celanese Corp.(c)	9,241	1,281,357
CF Industries Holdings, Inc.	17,147	1,288,597
Cleveland-Cliffs, Inc.(b)(c)	46,383	795,932
Corteva, Inc.	63,319	2,862,019
Crown Holdings, Inc.	10,823	930,886
Dow, Inc.	63,025	3,261,544
DuPont de Nemours, Inc.	41,181	2,946,089
Eastman Chemical Co.	10,455	876,443
Ecolab, Inc.	23,013	4,412,283
FMC Corp.	11,341	608,558
Freeport-McMoRan, Inc.	128,607	4,799,613
International Flavors & Fragrances, Inc.(c)	22,898	1,726,051
International Paper Co.	29,207	1,078,907
Linde PLC	43,772	18,111,541
LyondellBasell Industries N.V., Class A	23,266	2,212,597
Martin Marietta Materials, Inc.	5,544	2,575,687
Mosaic Co. (The)	29,826	1,070,455
Newmont Corp.	103,133	4,144,915
Nucor Corp.	22,322	3,794,070
Packaging Corp. of America	8,235	1,383,562
PPG Industries, Inc.	21,122	2,999,113
Reliance Steel & Aluminum Co.	5,253	1,445,941
	Shares	Value
Materials-(continued)
RPM International, Inc.(c)	11,639	$1,198,002
Sherwin-Williams Co. (The)	21,953	6,120,496
Steel Dynamics, Inc.	14,116	1,681,639
Vulcan Materials Co.	11,957	2,553,537
Westlake Corp.	3,331	427,667
WestRock Co.	23,001	946,951
		88,399,258
Real Estate-2.47%
Alexandria Real Estate Equities, Inc.	14,796	1,618,682
American Homes 4 Rent, Class A	28,819	1,045,265
American Tower Corp.	41,817	8,730,553
AvalonBay Communities, Inc.	12,658	2,189,074
Boston Properties, Inc.	13,096	745,555
Camden Property Trust	9,502	857,651
CBRE Group, Inc., Class A(b)	27,865	2,200,220
CoStar Group, Inc.(b)(c)	36,648	3,043,250
Crown Castle, Inc.	38,804	4,550,933
Digital Realty Trust, Inc.	27,155	3,768,571
Equinix, Inc.	8,393	6,840,379
Equity LifeStyle Properties, Inc.	15,774	1,121,531
Equity Residential	32,302	1,836,046
Essex Property Trust, Inc.	5,811	1,240,416
Extra Space Storage, Inc.(c)	18,828	2,450,841
Gaming and Leisure Properties, Inc.	23,561	1,101,006
Healthpeak Properties, Inc.	48,368	837,734
Host Hotels & Resorts, Inc.	63,374	1,107,144
Invitation Homes, Inc.	54,897	1,831,364
Iron Mountain, Inc.	25,896	1,661,228
Kimco Realty Corp.	55,618	1,074,540
Mid-America Apartment Communities, Inc.	10,467	1,302,932
Prologis, Inc.	82,813	9,517,698
Public Storage	14,196	3,673,357
Realty Income Corp.	63,583	3,430,939
Regency Centers Corp.	14,988	940,947
SBA Communications Corp., Class A	9,723	2,401,192
Simon Property Group, Inc.	29,351	3,665,646
Sun Communities, Inc.(c)	11,322	1,464,387
UDR, Inc.	28,037	936,436
Ventas, Inc.	36,096	1,654,641
VICI Properties, Inc.	90,912	2,717,360
W.P. Carey, Inc.(c)	19,003	1,182,747
Welltower, Inc.	46,534	4,146,179
Weyerhaeuser Co.	65,509	2,053,707
Zillow Group, Inc., Class C(b)(c)	13,366	547,204
		89,487,355
Utilities-2.31%
AES Corp. (The)(c)	59,690	1,027,265
Alliant Energy Corp.	22,671	1,146,472
Ameren Corp.	23,570	1,828,796
American Electric Power Co., Inc.	46,215	3,676,403
American Water Works Co., Inc.	17,320	2,283,469
Atmos Energy Corp.	13,318	1,515,722
CenterPoint Energy, Inc.	56,252	1,590,244
CMS Energy Corp.	26,170	1,485,409
Consolidated Edison, Inc.	31,032	2,796,294
Constellation Energy Corp.	28,827	3,489,220
Dominion Energy, Inc.	74,730	3,388,258
DTE Energy Co.	18,508	1,926,868
Duke Energy Corp.	69,138	6,380,055
Edison International	34,249	2,294,340
Entergy Corp.	18,888	1,915,432

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Essential Utilities, Inc.	22,310	$794,459
Evergy, Inc.	20,255	1,033,815
Eversource Energy	31,174	1,852,047
Exelon Corp.	89,278	3,438,096
FirstEnergy Corp.	48,863	1,804,999
NextEra Energy, Inc.	183,994	10,765,489
NiSource, Inc.	37,131	952,039
NRG Energy, Inc.	20,553	983,256
PG&E Corp.(b)	181,798	3,121,472
PPL Corp.	65,849	1,719,976
Public Service Enterprise Group, Inc.	44,774	2,795,241
Sempra	56,363	4,107,172
Southern Co. (The)	97,830	6,943,973
Vistra Corp.	29,696	1,051,535
WEC Energy Group, Inc.	28,160	2,354,739
Xcel Energy, Inc.	49,476	3,010,120
		83,472,675
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,395,086,227)		3,613,350,688
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.66%
Invesco Private Government Fund, 5.32%(d)(e)(f)	25,792,397	$25,792,397
Invesco Private Prime Fund, 5.55%(d)(e)(f)	70,596,325	70,624,564
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,401,650)		96,416,961
TOTAL INVESTMENTS IN SECURITIES-102.56% (Cost $3,491,487,877)		3,709,767,649
OTHER ASSETS LESS LIABILITIES-(2.56)%		(92,644,790)
NET ASSETS-100.00%		$3,617,122,859

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$413,411	$73,659	$(445,933)	$201,434	$(242,571)	$-	$5,830
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,972,697	17,207,290	(19,179,987)	-	-	-	10,847
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,463,283	81,102,318	(76,773,204)	-	-	25,792,397	424,771*
Invesco Private Prime Fund	55,553,547	193,647,835	(178,613,184)	16,033	20,333	70,624,564	1,142,078*
Total	$79,402,938	$292,031,102	$(275,012,308)	$217,467	$(222,238)	$96,416,961	$1,583,526

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-7.19%
Alphabet, Inc., Class A(b)	3,061	$405,674
AMC Entertainment Holdings, Inc.(b)	40,839	271,579
AT&T, Inc.	198,179	3,283,826
Cable One, Inc.(c)	4,682	2,491,199
Charter Communications, Inc., Class A(b)	6,950	2,780,904
Comcast Corp., Class A	64,652	2,708,272
DISH Network Corp., Class A(b)(c)	481,611	1,762,696
Electronic Arts, Inc.	2,710	374,007
Fox Corp., Class A(c)	10,779	318,412
Frontier Communications Parent, Inc.(b)(c)	194,059	4,247,952
IAC, Inc.(b)	7,648	365,804
Interpublic Group of Cos., Inc. (The)	10,267	315,608
Iridium Communications, Inc.	60,763	2,315,070
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	32,436	2,696,080
Liberty Media Corp.-Liberty Formula One(b)	4,943	314,671
Liberty Media Corp.-Liberty Live, Series C(b)	10,475	358,769
Liberty Media Corp.-Liberty SiriusXM, Series C(b)(c)	14,400	388,656
Live Nation Entertainment, Inc.(b)	4,118	346,818
Madison Square Garden Sports Corp., Class A(b)	1,992	337,026
Match Group, Inc.(b)	9,157	296,504
Meta Platforms, Inc., Class A(b)	1,396	456,701
Netflix, Inc.(b)	769	364,483
New York Times Co. (The), Class A	7,371	346,363
News Corp., Class A	15,684	345,675
Nexstar Media Group, Inc., Class A(c)	2,496	354,257
Omnicom Group, Inc.	4,145	334,211
Paramount Global, Class B(c)	25,317	363,805
Pinterest, Inc., Class A(b)	14,680	500,148
Playtika Holding Corp.(b)	35,011	304,246
Roblox Corp., Class A(b)	11,521	452,891
Roku, Inc., Class A(b)(c)	34,626	3,608,029
Sirius XM Holdings, Inc.(c)	79,006	369,748
Spotify Technology S.A.(b)	2,038	377,254
Take-Two Interactive Software, Inc.(b)	2,315	366,233
T-Mobile US, Inc.	21,131	3,179,159
Trade Desk, Inc. (The), Class A(b)	3,895	274,442
TripAdvisor, Inc.(b)(c)	21,489	383,149
Verizon Communications, Inc.	85,741	3,286,453
Walt Disney Co. (The)(b)	4,143	384,015
Warner Bros Discovery, Inc.(b)	30,103	314,576
ZoomInfo Technologies, Inc., Class A(b)(c)	22,912	329,245
		43,074,610
Consumer Discretionary-7.01%
ADT, Inc.(c)	52,184	306,320
Advance Auto Parts, Inc.(c)	5,194	263,803
Airbnb, Inc., Class A(b)	2,297	290,203
Amazon.com, Inc.(b)	2,422	353,830
Aptiv PLC(b)	3,298	273,206
Aramark(c)	8,994	251,922
AutoNation, Inc.(b)	2,149	290,695
AutoZone, Inc.(b)	140	365,390
Bath & Body Works, Inc.	8,892	290,057
Best Buy Co., Inc.	4,524	320,933
Booking Holdings, Inc.(b)	116	362,581
BorgWarner, Inc.	8,297	279,526
Boyd Gaming Corp.	5,098	301,037
Bright Horizons Family Solutions, Inc.(b)(c)	3,523	308,051
Brunswick Corp.(c)	3,976	313,587
	Shares	Value
Consumer Discretionary-(continued)
Burlington Stores, Inc.(b)(c)	2,104	$356,817
Caesars Entertainment, Inc.(b)	6,156	275,296
Capri Holdings Ltd.(b)	6,238	302,169
CarMax, Inc.(b)(c)	4,035	257,998
Carnival Corp.(b)(c)	21,583	325,040
Carter’s, Inc.(c)	4,988	340,132
CAVA Group, Inc.(b)(c)	8,024	272,896
Chipotle Mexican Grill, Inc.(b)	183	403,012
Choice Hotels International, Inc.(c)	2,606	287,390
Churchill Downs, Inc.	2,743	317,557
Columbia Sportswear Co.(c)	4,610	361,101
Coupang, Inc. (South Korea)(b)(c)	17,768	271,495
Crocs, Inc.(b)(c)	3,416	360,764
D.R. Horton, Inc.	2,806	358,242
Darden Restaurants, Inc.(c)	2,189	342,513
Deckers Outdoor Corp.(b)	637	422,949
Dick’s Sporting Goods, Inc.	3,005	390,951
Domino’s Pizza, Inc.	874	343,386
DoorDash, Inc., Class A(b)	4,996	469,524
DraftKings, Inc., Class A(b)	10,686	408,633
eBay, Inc.	7,645	313,521
Etsy, Inc.(b)(c)	4,776	362,069
Expedia Group, Inc.(b)	3,151	429,103
Five Below, Inc.(b)(c)	2,038	384,082
Floor & Decor Holdings, Inc., Class A(b)(c)	3,457	317,042
Ford Motor Co.	27,554	282,704
GameStop Corp., Class A(b)	17,437	253,708
Gap, Inc. (The)(c)	28,806	578,136
Garmin Ltd.	3,211	392,513
General Motors Co.	10,130	320,108
Gentex Corp.	10,302	313,284
Genuine Parts Co.	2,171	288,265
Grand Canyon Education, Inc.(b)	3,004	410,707
H&R Block, Inc.	8,467	384,571
Harley-Davidson, Inc.	9,892	296,661
Hasbro, Inc.(c)	4,684	217,384
Hilton Worldwide Holdings, Inc.	2,213	370,722
Home Depot, Inc. (The)	991	310,669
Hyatt Hotels Corp., Class A(c)	2,987	342,788
Kohl’s Corp.	13,807	323,774
Las Vegas Sands Corp.	6,633	305,914
Lear Corp.	2,359	315,516
Leggett & Platt, Inc.	12,277	280,775
Lennar Corp., Class A	2,781	355,746
Lithia Motors, Inc., Class A	1,102	294,223
LKQ Corp.	6,540	291,226
Lowe’s Cos., Inc.	1,428	283,929
Lucid Group, Inc.(b)(c)	54,914	231,737
lululemon athletica, inc.(b)	856	382,461
Macy’s, Inc.(c)	28,730	455,658
Marriott International, Inc., Class A	1,641	332,631
Marriott Vacations Worldwide Corp.	3,199	233,207
Mattel, Inc.(b)	15,297	290,643
McDonald’s Corp.	1,185	333,980
MGM Resorts International	7,664	302,268
Mister Car Wash, Inc.(b)(c)	50,307	366,235
Mohawk Industries, Inc.(b)	3,201	282,680
Murphy USA, Inc.	1,051	388,397
Newell Brands, Inc.	32,410	247,288
NIKE, Inc., Class B	3,391	373,926
Nordstrom, Inc.(c)	22,454	350,732
Norwegian Cruise Line Holdings Ltd.(b)(c)	19,988	305,217
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	56	$344,702
Ollie’s Bargain Outlet Holdings, Inc.(b)	4,471	327,590
O’Reilly Automotive, Inc., Class R(b)	377	370,357
Peloton Interactive, Inc., Class A(b)(c)	56,608	320,401
Penn Entertainment, Inc.(b)(c)	15,137	371,765
Penske Automotive Group, Inc.(c)	2,054	306,662
Petco Health & Wellness Co., Inc.(b)(c)	66,664	201,325
Phinia, Inc.	11,956	304,878
Planet Fitness, Inc., Class A(b)(c)	5,529	375,640
Polaris, Inc.	3,068	253,018
Pool Corp.	951	330,301
PulteGroup, Inc.	4,115	363,848
PVH Corp.	4,139	404,711
QuantumScape Corp.(b)(c)	47,340	300,136
Ralph Lauren Corp.	2,827	365,757
RH(b)(c)	874	235,954
Rivian Automotive, Inc., Class A(b)(c)	14,072	235,847
Ross Stores, Inc.	2,747	358,154
Royal Caribbean Cruises Ltd.(b)	3,382	363,430
Service Corp. International	5,435	333,002
Skechers U.S.A., Inc., Class A(b)	6,752	397,760
Starbucks Corp.	3,500	347,550
Tapestry, Inc.	10,354	327,911
Tempur Sealy International, Inc.	7,275	293,328
Tesla, Inc.(b)	1,336	320,747
Texas Roadhouse, Inc.	3,201	360,305
Thor Industries, Inc.	3,272	324,157
TJX Cos., Inc. (The)	3,610	318,077
Toll Brothers, Inc.	4,014	344,763
TopBuild Corp.(b)	1,063	314,414
Tractor Supply Co.(c)	1,487	301,876
Travel + Leisure Co.	8,579	305,756
Ulta Beauty, Inc.(b)	818	348,460
Under Armour, Inc., Class A(b)(c)	45,372	369,328
Vail Resorts, Inc.	1,366	296,845
Valvoline, Inc.	41,695	1,427,637
VF Corp.	17,251	288,609
Victoria’s Secret & Co.(b)(c)	18,352	494,586
Wayfair, Inc., Class A(b)(c)	4,641	258,968
Wendy’s Co. (The)	16,587	311,006
Whirlpool Corp.	2,427	264,300
Williams-Sonoma, Inc.(c)	2,285	428,529
Wingstop, Inc.	2,037	489,613
Wyndham Hotels & Resorts, Inc.	4,378	338,595
Wynn Resorts Ltd.	3,487	294,373
YETI Holdings, Inc.(b)(c)	6,886	293,619
Yum! Brands, Inc.	2,630	330,197
		41,993,993
Consumer Staples-8.60%
Albertson’s Cos., Inc., Class A	45,058	980,913
Altria Group, Inc.	23,778	999,627
Archer-Daniels-Midland Co.	13,231	975,522
BJ’s Wholesale Club Holdings, Inc.(b)	5,108	329,875
Boston Beer Co., Inc. (The), Class A(b)	2,814	998,295
Brown-Forman Corp., Class B	16,182	950,531
Bunge Global S.A.	9,241	1,015,309
Campbell Soup Co.	24,815	997,067
Casey’s General Stores, Inc.	4,348	1,197,439
Celsius Holdings, Inc.(b)(c)	15,141	749,631
Church & Dwight Co., Inc.	10,770	1,040,705
Clorox Co. (The)	6,674	956,718
Coca-Cola Co. (The)	17,784	1,039,297
	Shares	Value
Consumer Staples-(continued)
Colgate-Palmolive Co.	14,134	$1,113,335
Conagra Brands, Inc.	35,990	1,018,157
Constellation Brands, Inc., Class A	3,999	961,720
Costco Wholesale Corp.	602	356,829
Coty, Inc., Class A(b)(c)	28,990	330,486
Darling Ingredients, Inc.(b)	17,758	779,043
Dollar General Corp.	2,645	346,812
Dollar Tree, Inc.(b)(c)	2,820	348,524
Estee Lauder Cos., Inc. (The), Class A	2,105	268,787
Flowers Foods, Inc.	45,178	940,154
Freshpet, Inc.(b)(c)	13,962	990,604
General Mills, Inc.	16,000	1,018,560
Grocery Outlet Holding Corp.(b)(c)	34,413	970,791
Hershey Co. (The)	4,946	929,452
Hormel Foods Corp.	28,131	860,527
Ingredion, Inc.	10,436	1,069,586
JM Smucker Co. (The)	7,378	809,588
Kellanova	17,452	916,928
Kenvue, Inc.	49,490	1,011,576
Keurig Dr Pepper, Inc.	31,197	984,889
Kimberly-Clark Corp.	8,181	1,012,235
Kraft Heinz Co. (The)	31,755	1,114,918
Kroger Co. (The)	22,819	1,010,197
Lamb Weston Holdings, Inc.	10,575	1,057,817
McCormick & Co., Inc.	13,000	842,790
Molson Coors Beverage Co., Class B	16,497	1,015,225
Mondelez International, Inc., Class A	14,848	1,055,099
Monster Beverage Corp.(b)	18,330	1,010,900
Olaplex Holdings, Inc.(b)	423,534	923,304
PepsiCo, Inc.	5,900	992,911
Performance Food Group Co.(b)	17,508	1,138,895
Philip Morris International, Inc.	11,140	1,040,030
Pilgrim’s Pride Corp.(b)(c)	42,875	1,095,885
Post Holdings, Inc.(b)(c)	12,112	1,034,728
Procter & Gamble Co. (The)	6,753	1,036,721
Reynolds Consumer Products, Inc.(c)	39,700	1,041,728
Seaboard Corp.	315	1,107,222
Spectrum Brands Holdings, Inc.	12,619	874,875
Sysco Corp.	15,019	1,083,921
Target Corp.	2,628	351,653
Tyson Foods, Inc., Class A	20,251	948,557
US Foods Holding Corp.(b)	26,481	1,160,662
Walgreens Boots Alliance, Inc.	47,114	939,453
Walmart, Inc.	2,042	317,919
WK Kellogg Co.	4,365	48,888
		51,513,810
Energy-8.03%
Antero Midstream Corp.	116,699	1,554,431
Antero Resources Corp.(b)	51,512	1,217,229
APA Corp.	30,970	1,114,920
Baker Hughes Co., Class A	36,955	1,247,231
Cheniere Energy, Inc.	8,592	1,565,033
Chesapeake Energy Corp.(c)	15,721	1,262,554
Chevron Corp.	8,264	1,186,710
ConocoPhillips	11,324	1,308,715
Coterra Energy, Inc.	49,183	1,291,054
Devon Energy Corp.	26,209	1,178,619
Diamondback Energy, Inc.	8,884	1,371,778
DT Midstream, Inc.(c)	26,718	1,530,674
EOG Resources, Inc.	10,450	1,286,081
EQT Corp.	32,904	1,314,844
Exxon Mobil Corp.	12,074	1,240,483

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
Halliburton Co.	33,498	$1,240,431
Hess Corp.	8,703	1,223,294
HF Sinclair Corp.	23,575	1,237,216
Kinder Morgan, Inc.	82,921	1,456,922
Marathon Oil Corp.	51,505	1,309,772
Marathon Petroleum Corp.	9,112	1,359,419
New Fortress Energy, Inc.(c)	43,796	1,685,270
NOV, Inc.	65,021	1,223,695
Occidental Petroleum Corp.	21,288	1,259,185
ONEOK, Inc.	21,436	1,475,869
Ovintiv, Inc.	29,450	1,305,813
Phillips 66	11,567	1,490,871
Pioneer Natural Resources Co.	5,758	1,333,783
Range Resources Corp.(c)	42,773	1,390,122
Schlumberger N.V.	22,589	1,175,532
Southwestern Energy Co.(b)	211,716	1,395,208
Targa Resources Corp.	16,070	1,453,531
TechnipFMC PLC (United Kingdom)(c)	66,841	1,384,946
Texas Pacific Land Corp.	762	1,274,026
Valero Energy Corp.	10,108	1,267,139
Williams Cos., Inc. (The)	40,246	1,480,650
		48,093,050
Financials-10.63%
Affiliated Managers Group, Inc.	3,084	418,036
Affirm Holdings, Inc.(b)(c)	13,523	465,326
Aflac, Inc.	5,334	441,175
AGNC Investment Corp.	41,284	364,125
Allstate Corp. (The)	3,703	510,533
Ally Financial, Inc.	14,506	423,865
American Express Co.	1,952	333,343
American Financial Group, Inc.	3,543	405,284
American International Group, Inc.	6,689	440,203
Ameriprise Financial, Inc.	1,164	411,486
Annaly Capital Management, Inc.	20,113	363,442
Aon PLC, Class A	1,187	389,918
Apollo Global Management, Inc.(c)	4,540	417,680
Arch Capital Group Ltd.(b)	5,096	426,484
Ares Management Corp., Class A	3,823	429,132
Arthur J. Gallagher & Co.	1,716	427,284
Assurant, Inc.	2,874	482,889
Assured Guaranty Ltd.	6,685	453,978
AXIS Capital Holdings Ltd.	7,228	407,226
Bank of America Corp.	14,100	429,909
Bank of New York Mellon Corp. (The)	8,844	427,342
Bank OZK(c)	10,264	429,651
Berkshire Hathaway, Inc., Class B(b)	1,082	389,520
BlackRock, Inc.	606	455,245
Blackstone, Inc., Class A	3,644	409,476
Block, Inc., Class A(b)(c)	5,434	344,679
Blue Owl Capital, Inc.(c)	33,557	452,348
BOK Financial Corp.	4,946	354,974
Brighthouse Financial, Inc.(b)(c)	8,107	421,807
Brown & Brown, Inc.	5,366	401,055
Capital One Financial Corp.	3,050	340,563
Carlyle Group, Inc. (The)(c)	12,410	425,415
Cboe Global Markets, Inc.	2,609	475,334
Charles Schwab Corp. (The)	6,848	419,919
Chubb Ltd.	1,965	450,830
Cincinnati Financial Corp.	3,783	388,855
Citigroup, Inc.	9,718	448,000
Citizens Financial Group, Inc.	14,683	400,405
CME Group, Inc., Class A	1,952	426,239
	Shares	Value
Financials-(continued)
CNA Financial Corp.	10,412	$438,658
Coinbase Global, Inc., Class A(b)	4,859	606,014
Columbia Banking System, Inc.	20,048	449,677
Comerica, Inc.	8,730	394,771
Commerce Bancshares, Inc.	8,475	428,581
Corebridge Financial, Inc.	22,178	466,403
Credit Acceptance Corp.(b)	838	382,966
Cullen/Frost Bankers, Inc.	4,365	429,036
Discover Financial Services	4,430	411,990
East West Bancorp, Inc.	7,479	470,579
Equitable Holdings, Inc.	14,246	437,210
Euronet Worldwide, Inc.(b)	3,627	316,347
Evercore, Inc., Class A	2,880	424,944
Everest Group Ltd.	1,073	440,520
F.N.B. Corp.	35,789	429,110
FactSet Research Systems, Inc.	918	416,276
Fidelity National Financial, Inc.	9,215	413,201
Fidelity National Information Services, Inc.	5,565	326,332
Fifth Third Bancorp	15,247	441,401
First American Financial Corp.	6,530	389,188
First Citizens BancShares, Inc., Class A	325	477,064
First Hawaiian, Inc.	21,997	432,241
First Horizon Corp.	33,895	433,517
Fiserv, Inc.(b)	2,541	331,880
FleetCor Technologies, Inc.(b)	1,113	267,676
Franklin Resources, Inc.	15,306	379,589
Global Payments, Inc.	2,404	279,922
Globe Life, Inc.	3,673	452,256
Goldman Sachs Group, Inc. (The)	1,236	422,143
Hanover Insurance Group, Inc. (The)	3,744	465,379
Hartford Financial Services Group, Inc. (The)	5,529	432,147
Houlihan Lokey, Inc.	3,800	409,336
Huntington Bancshares, Inc.	37,207	418,951
Interactive Brokers Group, Inc., Class A	4,280	333,155
Intercontinental Exchange, Inc.	3,436	391,154
Invesco Ltd.(e)	25,937	370,121
Jack Henry & Associates, Inc.	2,031	322,299
Janus Henderson Group PLC	14,841	388,686
Jefferies Financial Group, Inc.	10,823	383,567
JPMorgan Chase & Co.	2,746	428,596
Kemper Corp.	8,378	370,559
KeyCorp	36,379	450,736
Kinsale Capital Group, Inc.	968	338,897
KKR & Co., Inc., Class A	6,463	490,154
Lazard Ltd., Class A	11,966	358,741
Lincoln National Corp.	16,005	380,599
Loews Corp.	6,382	448,591
LPL Financial Holdings, Inc.	1,678	373,019
M&T Bank Corp.	3,311	424,371
Markel Group, Inc.(b)	291	418,775
MarketAxess Holdings, Inc.	1,744	418,769
Marsh & McLennan Cos., Inc.	2,044	407,614
Mastercard, Inc., Class A	744	307,890
MetLife, Inc.	6,308	401,378
MGIC Investment Corp.	22,996	404,500
Moody’s Corp.	1,159	422,989
Morgan Stanley	4,761	377,738
Morningstar, Inc.	1,563	442,892
MSCI, Inc.	740	385,429
Nasdaq, Inc.	7,680	428,851
NCR Atleos Corp.(b)	7,547	167,619
New York Community Bancorp, Inc.	33,464	314,896

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Northern Trust Corp.	5,339	$423,116
NU Holdings Ltd., Class A (Brazil)(b)(c)	58,190	473,667
Old Republic International Corp.	14,691	430,593
OneMain Holdings, Inc.	10,001	423,042
PayPal Holdings, Inc.(b)	4,945	284,881
Pinnacle Financial Partners, Inc.	5,999	435,347
PNC Financial Services Group, Inc. (The)	3,417	457,741
Popular, Inc.	6,149	453,735
Primerica, Inc.	2,005	420,068
Principal Financial Group, Inc.	5,314	392,333
Progressive Corp. (The)	2,892	474,375
Prosperity Bancshares, Inc.	7,149	431,156
Prudential Financial, Inc.	4,213	411,947
Raymond James Financial, Inc.	3,804	399,991
Regions Financial Corp.	22,302	371,997
Reinsurance Group of America, Inc.	2,829	461,297
RenaissanceRe Holdings Ltd. (Bermuda)	2,032	435,579
Rithm Capital Corp.(c)	39,059	405,432
RLI Corp.	2,967	402,325
Robinhood Markets, Inc., Class A(b)(c)	36,984	325,459
Rocket Cos., Inc., Class A(b)	37,518	350,418
Ryan Specialty Holdings, Inc., Class A(b)(c)	8,040	368,795
S&P Global, Inc.	1,012	420,820
SEI Investments Co.	6,547	384,112
Shift4 Payments, Inc., Class A(b)(c)	5,358	352,664
SLM Corp.	28,358	426,221
SoFi Technologies, Inc.(b)(c)	46,261	337,243
Starwood Property Trust, Inc.(c)	19,498	387,425
State Street Corp.	5,694	414,637
Stifel Financial Corp.	6,205	378,629
Synchrony Financial	9,820	317,775
Synovus Financial Corp.(c)	13,397	412,494
T. Rowe Price Group, Inc.	3,624	362,871
TFS Financial Corp.(c)	29,608	391,122
Toast, Inc., Class A(b)(c)	18,708	278,188
TPG, Inc.	13,816	483,560
Tradeweb Markets, Inc., Class A	4,628	448,453
Travelers Cos., Inc. (The)	2,487	449,202
Truist Financial Corp.	13,549	435,465
U.S. Bancorp	11,134	424,428
Unum Group	8,314	357,502
UWM Holdings Corp.(c)	73,281	399,381
Virtu Financial, Inc., Class A	22,010	395,740
Visa, Inc., Class A(c)	1,234	316,743
Voya Financial, Inc.(c)	5,899	421,837
W.R. Berkley Corp.	6,442	467,367
Webster Financial Corp.	9,663	433,386
Wells Fargo & Co.	9,793	436,670
Western Alliance Bancorporation	8,438	432,194
Western Union Co. (The)	24,006	279,190
WEX, Inc.(b)	1,521	268,578
White Mountains Insurance Group Ltd.(c)	281	430,470
Willis Towers Watson PLC	1,967	484,472
Wintrust Financial Corp.	5,302	454,222
XP, Inc., Class A (Brazil)	15,684	365,280
Zions Bancorporation N.A.	11,756	418,866
		63,671,366
Health Care-9.12%
10X Genomics, Inc., Class A(b)(c)	9,446	411,090
Abbott Laboratories	4,696	489,746
AbbVie, Inc.	3,188	453,939
Acadia Healthcare Co., Inc.(b)	6,385	466,041
	Shares	Value
Health Care-(continued)
Agilent Technologies, Inc.	4,062	$519,124
agilon health, inc.(b)(c)	25,397	269,716
Align Technology, Inc.(b)	1,403	299,961
Alnylam Pharmaceuticals, Inc.(b)	2,357	396,565
Amedisys, Inc.(b)(c)	5,104	477,632
Amgen, Inc.	1,862	502,070
Apellis Pharmaceuticals, Inc.(b)(c)	10,971	591,008
Avantor, Inc.(b)	22,808	483,073
Azenta, Inc.(b)(c)	8,986	506,541
Baxter International, Inc.	12,069	435,450
Becton, Dickinson and Co.	1,769	417,802
Biogen, Inc.(b)	1,810	423,685
BioMarin Pharmaceutical, Inc.(b)	5,223	475,711
Bio-Rad Laboratories, Inc., Class A(b)	1,287	392,432
Bio-Techne Corp.	6,371	400,736
Boston Scientific Corp.(b)	8,821	493,006
Bristol-Myers Squibb Co.	7,856	387,929
Bruker Corp.	7,483	487,069
Cardinal Health, Inc.	5,332	570,951
Catalent, Inc.(b)(c)	9,624	373,892
Cencora, Inc.(c)	5,827	1,185,037
Centene Corp.(b)	7,109	523,791
Certara, Inc.(b)(c)	31,585	455,140
Charles River Laboratories International, Inc.(b)	2,305	454,269
Chemed Corp.	942	534,114
Cigna Group (The)	1,672	439,535
Cooper Cos., Inc. (The)	1,349	454,505
CVS Health Corp.	15,837	1,076,124
Danaher Corp.	1,856	414,463
DaVita, Inc.(b)	4,957	502,937
DENTSPLY SIRONA, Inc.	13,091	415,639
DexCom, Inc.(b)	4,473	516,721
Doximity, Inc., Class A(b)(c)	20,053	466,232
Edwards Lifesciences Corp.(b)	6,172	417,906
Elanco Animal Health, Inc.(b)	40,347	475,288
Elevance Health, Inc.	1,036	496,752
Eli Lilly and Co.	840	496,474
Encompass Health Corp.	6,733	438,790
Enovis Corp.(b)(c)	8,845	437,474
Envista Holdings Corp.(b)(c)	15,422	349,925
Exact Sciences Corp.(b)	5,980	382,720
Exelixis, Inc.(b)	21,423	467,236
Fortrea Holdings, Inc.(b)(c)	17,876	526,269
GE HealthCare Technologies, Inc.	7,173	491,064
Gilead Sciences, Inc.	6,380	488,708
Globus Medical, Inc., Class A(b)	9,100	408,772
HCA Healthcare, Inc.	1,730	433,330
Henry Schein, Inc.(b)	6,346	423,469
Hologic, Inc.(b)	6,481	462,095
Humana, Inc.	984	477,102
ICON PLC(b)	1,836	490,102
ICU Medical, Inc.(b)(c)	3,480	305,405
IDEXX Laboratories, Inc.(b)	975	454,175
Illumina, Inc.(b)	2,945	300,243
Incyte Corp.(b)	7,407	402,496
Inspire Medical Systems, Inc.(b)(c)	2,039	296,287
Insulet Corp.(b)	2,623	495,983
Integra LifeSciences Holdings Corp.(b)	12,276	481,096
Intuitive Surgical, Inc.(b)	1,571	488,330
Ionis Pharmaceuticals, Inc.(b)(c)	11,659	576,771
IQVIA Holdings, Inc.(b)(c)	2,137	457,532

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Jazz Pharmaceuticals PLC(b)	3,477	$411,086
Johnson & Johnson	2,927	452,690
Karuna Therapeutics, Inc.(b)(c)	2,565	490,454
Laboratory Corp. of America Holdings	2,298	498,459
Maravai LifeSciences Holdings, Inc., Class A(b)	42,158	215,006
Masimo Corp.(b)(c)	4,365	409,262
McKesson Corp.	2,499	1,175,929
Medpace Holdings, Inc.(b)	1,739	470,782
Medtronic PLC	5,918	469,120
Merck & Co., Inc.	4,357	446,505
Mettler-Toledo International, Inc.(b)	286	312,292
Mirati Therapeutics, Inc.(b)(c)	13,186	748,306
Moderna, Inc.(b)	4,368	339,394
Molina Healthcare, Inc.(b)	1,488	543,953
Natera, Inc.(b)	8,506	475,911
Neurocrine Biosciences, Inc.(b)	4,366	509,032
Novocure Ltd.(b)(c)	23,375	286,811
Organon & Co.	24,174	273,650
Penumbra, Inc.(b)(c)	1,605	356,454
Perrigo Co. PLC	13,939	424,582
Pfizer, Inc.	13,751	418,993
Premier, Inc., Class A	20,417	420,386
QIAGEN N.V.(b)	11,234	462,391
Quest Diagnostics, Inc.	3,730	511,868
QuidelOrtho Corp.(b)(c)	6,213	427,020
R1 RCM, Inc.(b)(c)	27,570	291,691
Regeneron Pharmaceuticals, Inc.(b)	609	501,700
Repligen Corp.(b)(c)	2,792	439,042
ResMed, Inc.	3,153	497,323
Revvity, Inc.	4,297	382,003
Roivant Sciences Ltd.(b)(c)	40,366	385,899
Royalty Pharma PLC, Class A	16,366	443,028
Sarepta Therapeutics, Inc.(b)(c)	3,855	313,334
Seagen, Inc.(b)(c)	2,300	490,383
Shockwave Medical, Inc.(b)(c)	2,049	357,653
Sotera Health Co.(b)(c)	32,199	439,516
STERIS PLC	2,078	417,553
Stryker Corp.	1,621	480,351
Tandem Diabetes Care, Inc.(b)(c)	18,326	370,918
Teladoc Health, Inc.(b)(c)	20,904	379,199
Teleflex, Inc.(c)	2,283	515,250
Tenet Healthcare Corp.(b)	6,416	442,768
Thermo Fisher Scientific, Inc.	883	437,756
Ultragenyx Pharmaceutical, Inc.(b)	11,472	445,687
United Therapeutics Corp.(b)	2,088	501,120
UnitedHealth Group, Inc.	975	539,146
Universal Health Services, Inc., Class B	3,698	508,401
Veeva Systems, Inc., Class A(b)	2,105	366,923
Vertex Pharmaceuticals, Inc.(b)	1,388	492,476
Viatris, Inc.	47,233	433,599
Waters Corp.(b)(c)	1,149	322,421
West Pharmaceutical Services, Inc.	1,170	410,389
Zimmer Biomet Holdings, Inc.	3,893	452,795
Zoetis, Inc.	2,529	446,798
		54,640,928
Industrials-10.29%
3M Co.	2,864	283,736
A.O. Smith Corp.	4,365	328,946
Acuity Brands, Inc.(c)	1,950	349,557
Advanced Drainage Systems, Inc.	2,418	292,844
AECOM	3,579	318,030
AGCO Corp.	2,415	274,175
	Shares	Value
Industrials-(continued)
Air Lease Corp., Class A	7,540	$292,477
Alaska Air Group, Inc.(b)(c)	8,237	311,441
Allegion PLC	2,805	297,582
Allison Transmission Holdings, Inc.	5,195	277,829
American Airlines Group, Inc.(b)(c)	23,545	292,664
AMETEK, Inc.	1,985	308,131
Armstrong World Industries, Inc.	4,300	364,683
Automatic Data Processing, Inc.	1,218	280,043
Avis Budget Group, Inc.(b)(c)	1,667	304,811
Axon Enterprise, Inc.(b)	1,442	331,472
AZEK Co., Inc. (The)(b)(c)	9,148	315,514
Boeing Co. (The)(b)	1,444	334,474
Booz Allen Hamilton Holding Corp.	2,680	335,348
Broadridge Financial Solutions, Inc.	2,086	404,308
Builders FirstSource, Inc.(b)	2,172	291,287
BWX Technologies, Inc.	4,165	324,995
C.H. Robinson Worldwide, Inc.	3,527	289,390
CACI International, Inc., Class A(b)	1,324	424,938
Carlisle Cos., Inc.	1,238	347,148
Carrier Global Corp.	5,311	275,960
Caterpillar, Inc.	1,073	269,023
Ceridian HCM Holding, Inc.(b)(c)	5,568	383,635
ChargePoint Holdings, Inc.(b)(c)	218,117	405,698
Cintas Corp.	623	344,675
Clarivate PLC(b)(c)	58,424	453,370
Clean Harbors, Inc.(b)	7,297	1,179,633
CNH Industrial N.V. (United Kingdom)	22,213	238,568
Concentrix Corp.	5,790	544,202
Copart, Inc.(b)	7,373	370,272
Core & Main, Inc., Class A(b)	10,460	366,414
Crane Co.	3,615	382,033
CSX Corp.	10,289	332,335
Cummins, Inc.	1,333	298,805
Curtiss-Wright Corp.	1,491	318,925
Deere & Co.	769	280,231
Delta Air Lines, Inc.	8,083	298,505
Donaldson Co., Inc.	4,953	301,340
Dover Corp.	2,154	304,059
Driven Brands Holdings, Inc.(b)(c)	23,964	315,127
Dun & Bradstreet Holdings, Inc.	39,454	417,818
Eaton Corp. PLC	1,303	296,680
EMCOR Group, Inc.	1,379	293,065
Emerson Electric Co.	3,067	272,656
Equifax, Inc.	1,491	324,606
Esab Corp.	4,364	336,683
Expeditors International of Washington, Inc.	2,619	315,170
Fastenal Co.	25,465	1,527,136
FedEx Corp.	1,188	307,490
Ferguson PLC	2,037	349,020
Flowserve Corp.	7,564	289,399
Fortive Corp.	3,847	265,366
Fortune Brands Innovations, Inc.	4,705	321,963
FTI Consulting, Inc.(b)	1,722	379,632
Gates Industrial Corp. PLC(b)(c)	25,949	318,135
Generac Holdings, Inc.(b)	2,611	305,670
General Dynamics Corp.	1,437	354,896
General Electric Co.	2,704	329,347
Genpact Ltd.	8,215	278,981
Graco, Inc.	3,998	322,958
GXO Logistics, Inc.(b)	4,948	278,374
Hayward Holdings, Inc.(b)(c)	21,921	258,449
HEICO Corp.(c)	1,832	313,327

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Hertz Global Holdings, Inc.(b)(c)	20,898	$174,289
Hexcel Corp.	19,778	1,370,813
Honeywell International, Inc.	1,643	321,897
Howmet Aerospace, Inc.	6,295	331,117
Hubbell, Inc.	918	275,400
Huntington Ingalls Industries, Inc.	1,455	344,864
IDEX Corp.	1,407	283,764
Illinois Tool Works, Inc.	1,282	310,513
Ingersoll Rand, Inc.	4,358	311,292
ITT, Inc.	3,039	329,032
J.B. Hunt Transport Services, Inc.	1,625	301,064
Jacobs Solutions, Inc.	2,305	293,150
Johnson Controls International PLC	5,336	281,741
KBR, Inc.	6,831	352,958
Kirby Corp.(b)	3,645	279,754
Knight-Swift Transportation Holdings, Inc.	5,791	311,440
L3Harris Technologies, Inc.	1,825	348,228
Landstar System, Inc.	1,663	287,117
Leidos Holdings, Inc.	4,328	464,481
Lennox International, Inc.	812	330,208
Lincoln Electric Holdings, Inc.(c)	1,676	331,949
Lockheed Martin Corp.	730	326,872
Lyft, Inc., Class A(b)	30,546	358,305
ManpowerGroup, Inc.	4,108	304,855
Masco Corp.	5,525	334,539
MasTec, Inc.(b)	3,270	198,293
MDU Resources Group, Inc.	15,569	297,991
Mercury Systems, Inc.(b)(c)	8,217	281,761
Middleby Corp. (The)(b)	2,197	277,327
MSA Safety, Inc.	1,761	306,660
MSC Industrial Direct Co., Inc., Class A	3,210	312,718
Nordson Corp.	1,321	310,884
Norfolk Southern Corp.	1,534	334,657
Northrop Grumman Corp.	724	344,016
nVent Electric PLC	5,315	283,024
Old Dominion Freight Line, Inc.	711	276,622
Oshkosh Corp.	3,027	294,497
Otis Worldwide Corp.	3,674	315,192
Owens Corning	2,108	285,803
PACCAR, Inc.	3,670	336,979
Parker-Hannifin Corp.	761	329,650
Paychex, Inc.	2,542	310,048
Paycom Software, Inc.	1,450	263,407
Paycor HCM, Inc.(b)(c)	17,808	377,708
Paylocity Holding Corp.(b)	1,515	237,355
Pentair PLC	4,378	282,556
Plug Power, Inc.(b)(c)	166,421	672,341
Quanta Services, Inc.	1,464	275,686
RB Global, Inc. (Canada)	5,013	319,228
RBC Bearings, Inc.(b)(c)	5,850	1,507,779
Regal Rexnord Corp.	1,879	225,104
Republic Services, Inc.	8,365	1,353,792
Robert Half, Inc.(c)	4,272	350,218
Rockwell Automation, Inc.	990	272,686
Rollins, Inc.	9,339	380,471
RTX Corp.(c)	3,610	294,143
Ryder System, Inc.	3,109	333,098
Saia, Inc.(b)	702	274,054
Schneider National, Inc., Class B	11,141	256,577
Science Applications International Corp.	3,779	443,692
Sensata Technologies Holding PLC	8,253	268,305
SiteOne Landscape Supply, Inc.(b)(c)	2,032	286,146
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	1,175	$322,761
Southwest Airlines Co.(c)	11,203	286,461
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	15,970	439,015
SS&C Technologies Holdings, Inc.	7,414	417,112
Stanley Black & Decker, Inc.	3,384	307,606
Stericycle, Inc.(b)(c)	27,786	1,305,108
Sunrun, Inc.(b)(c)	84,614	1,091,521
Tetra Tech, Inc.	1,966	310,923
Textron, Inc.	4,020	308,173
Timken Co. (The)	19,203	1,390,297
Toro Co. (The)	3,489	289,587
Trane Technologies PLC	1,454	327,746
TransDigm Group, Inc.	373	359,150
TransUnion(c)	3,783	222,138
Trex Co., Inc.(b)	4,382	307,923
Uber Technologies, Inc.(b)	7,244	408,417
U-Haul Holding Co., Series N	6,241	337,950
Union Pacific Corp.	1,444	325,290
United Airlines Holdings, Inc.(b)	6,903	271,978
United Parcel Service, Inc., Class B	1,882	285,330
United Rentals, Inc.	655	311,793
Valmont Industries, Inc.(c)	1,268	278,415
Veralto Corp.(b)	613	47,354
Verisk Analytics, Inc.	1,245	300,580
Vertiv Holdings Co.	10,369	452,710
Vestis Corp.(b)	4,472	81,882
W.W. Grainger, Inc.	479	376,585
Wabtec Corp.	2,813	327,883
Waste Management, Inc.	7,810	1,335,432
Watsco, Inc.(c)	882	337,127
WESCO International, Inc.	1,962	305,778
WillScot Mobile Mini Holdings Corp.(b)	7,325	305,599
Woodward, Inc.	2,333	315,375
XPO, Inc.(b)	4,196	362,031
Xylem, Inc.	3,193	335,680
		61,614,274
Information Technology-12.48%
Accenture PLC, Class A	924	307,821
Adobe, Inc.(b)	748	457,035
Advanced Micro Devices, Inc.(b)	3,840	465,254
Akamai Technologies, Inc.(b)	3,939	455,073
Allegro MicroSystems, Inc. (Japan)(b)(c)	11,636	316,732
Alteryx, Inc., Class A(b)(c)	11,966	479,238
Amdocs Ltd.	4,642	388,860
Amphenol Corp., Class A	4,744	431,657
Analog Devices, Inc.	2,303	422,324
ANSYS, Inc.(b)	1,307	383,422
Apple, Inc.	2,314	439,544
Applied Materials, Inc.	2,764	413,992
AppLovin Corp., Class A(b)	9,667	362,319
Arista Networks, Inc.(b)	14,840	3,260,496
Arrow Electronics, Inc.(b)(c)	3,220	381,763
Aspen Technology, Inc.(b)(c)	2,096	394,593
Atlassian Corp., Class A(b)	2,012	384,191
Autodesk, Inc.(b)	1,869	408,246
Avnet, Inc.	8,552	399,892
Bentley Systems, Inc., Class B	8,297	431,942
BILL Holdings, Inc.(b)(c)	2,649	173,430
Broadcom, Inc.	796	736,881
Cadence Design Systems, Inc.(b)	1,711	467,565
CCC Intelligent Solutions Holdings, Inc.(b)(c)	37,779	441,259
CDW Corp.	1,953	411,849

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Ciena Corp.(b)(c)	60,171	$2,758,840
Cirrus Logic, Inc.(b)(c)	5,566	422,515
Cisco Systems, Inc.	50,962	2,465,542
Cloudflare, Inc., Class A(b)(c)	6,479	499,855
Cognex Corp.	6,900	260,130
Cognizant Technology Solutions Corp., Class A	5,767	405,881
Coherent Corp.(b)	12,262	451,119
Confluent, Inc., Class A(b)	12,606	267,499
Corning, Inc.	13,070	372,364
Crane NXT Co.	5,447	280,303
CrowdStrike Holdings, Inc., Class A(b)	2,485	588,920
Datadog, Inc., Class A(b)	4,285	499,502
DocuSign, Inc.(b)	7,896	340,318
Dolby Laboratories, Inc., Class A	4,910	422,898
DoubleVerify Holdings, Inc.(b)	12,759	423,599
Dropbox, Inc., Class A(b)	14,746	415,542
DXC Technology Co.(b)	20,193	467,064
Dynatrace, Inc.(b)	8,512	455,818
Elastic N.V.(b)	5,230	420,283
Enphase Energy, Inc.(b)(c)	11,260	1,137,485
Entegris, Inc.	4,249	443,596
EPAM Systems, Inc.(b)	1,548	399,678
F5, Inc.(b)	2,575	440,814
Fair Isaac Corp.(b)	367	399,149
First Solar, Inc.(b)	7,620	1,202,284
Five9, Inc.(b)(c)	5,907	450,232
Fortinet, Inc.(b)	6,516	342,481
Gartner, Inc.(b)	1,158	503,545
Gen Digital, Inc.	20,618	455,245
Gitlab, Inc., Class A(b)	7,953	384,448
GLOBALFOUNDRIES, Inc.(b)(c)	7,279	390,810
Globant S.A.(b)(c)	2,037	449,770
GoDaddy, Inc., Class A(b)	5,508	551,130
Guidewire Software, Inc.(b)(c)	4,875	487,207
HashiCorp, Inc., Class A(b)(c)	15,623	334,645
Hewlett Packard Enterprise Co.	23,777	402,069
HP, Inc.	14,028	411,582
HubSpot, Inc.(b)	764	377,363
Informatica, Inc., Class A(b)(c)	19,293	484,061
Intel Corp.	10,775	481,642
International Business Machines Corp.	2,777	440,321
Intuit, Inc.	758	433,167
IPG Photonics Corp.(b)	3,982	381,316
Jabil, Inc.	3,775	435,333
Juniper Networks, Inc.	101,112	2,876,636
Keysight Technologies, Inc.(b)	2,307	313,498
KLA Corp.	847	461,293
Kyndryl Holdings, Inc.(b)	24,437	440,599
Lam Research Corp.	611	437,427
Lattice Semiconductor Corp.(b)	4,396	257,386
Littelfuse, Inc.	1,206	280,757
Lumentum Holdings, Inc.(b)	58,143	2,488,520
Manhattan Associates, Inc.(b)	2,036	454,130
Marvell Technology, Inc.	7,282	405,826
Microchip Technology, Inc.	5,196	433,554
Micron Technology, Inc.	5,897	448,880
Microsoft Corp.	1,257	476,290
MKS Instruments, Inc.	3,237	267,214
MongoDB, Inc.(b)	1,081	449,415
Monolithic Power Systems, Inc.	831	455,986
Motorola Solutions, Inc.	10,274	3,317,166
	Shares	Value
Information Technology-(continued)
nCino, Inc.(b)(c)	12,708	$351,122
NCR Voyix Corp.(b)(c)	14,829	232,519
NetApp, Inc.	5,211	476,233
Nutanix, Inc., Class A(b)	11,419	492,045
NVIDIA Corp.	893	417,656
Okta, Inc.(b)	4,654	312,051
ON Semiconductor Corp.(b)	4,147	295,806
Oracle Corp.	3,309	384,539
Palantir Technologies, Inc., Class A(b)(c)	27,063	542,613
Palo Alto Networks, Inc.(b)(c)	1,694	499,882
Pegasystems, Inc.(c)	8,444	438,919
Procore Technologies, Inc.(b)	6,097	360,272
PTC, Inc.(b)	2,857	449,578
Pure Storage, Inc., Class A(b)	10,563	351,854
Qorvo, Inc.(b)	4,172	402,598
QUALCOMM, Inc.	3,845	496,197
RingCentral, Inc., Class A(b)(c)	12,912	367,476
Roper Technologies, Inc.	852	458,589
Salesforce, Inc.(b)	1,855	467,274
SentinelOne, Inc., Class A(b)(c)	24,195	461,883
ServiceNow, Inc.(b)	697	477,961
Skyworks Solutions, Inc.	4,188	405,943
Smartsheet, Inc., Class A(b)(c)	10,194	432,022
Snowflake, Inc., Class A(b)	2,599	487,780
Splunk, Inc.(b)	3,288	498,264
Synopsys, Inc.(b)	892	484,561
TD SYNNEX Corp.	4,158	410,145
Teledyne Technologies, Inc.(b)	772	311,085
Teradata Corp.(b)	9,262	437,630
Teradyne, Inc.(c)	4,128	380,725
Texas Instruments, Inc.	2,521	384,982
Trimble, Inc.(b)	5,878	272,739
Twilio, Inc., Class A(b)(c)	6,111	395,259
Tyler Technologies, Inc.(b)	1,043	426,420
Ubiquiti, Inc.(c)	17,173	1,927,841
UiPath, Inc., Class A(b)(c)	22,690	448,354
Unity Software, Inc.(b)(c)	10,753	317,321
Universal Display Corp.	2,628	444,658
VeriSign, Inc.(b)	2,004	425,249
Viasat, Inc.(b)(c)	119,084	2,435,268
Vontier Corp.	10,025	338,143
Western Digital Corp.(b)	9,512	459,525
Wolfspeed, Inc.(b)(c)	9,486	349,654
Workday, Inc., Class A(b)	1,621	438,837
Zebra Technologies Corp., Class A(b)	1,149	272,290
Zoom Video Communications, Inc., Class A(b)	5,529	375,032
Zscaler, Inc.(b)(c)	2,602	513,973
		74,728,087
Materials-9.27%
Air Products and Chemicals, Inc.	4,851	1,312,438
Albemarle Corp.(c)	7,505	910,131
Alcoa Corp.	49,551	1,330,940
Amcor PLC	33,203	314,764
AptarGroup, Inc.	2,430	308,343
Ardagh Group S.A., Class A(b)(d)	13,287	62,549
Ardagh Metal Packaging S.A.	89,895	361,378
Ashland, Inc.	16,924	1,352,566
Avery Dennison Corp.	7,740	1,505,430
Axalta Coating Systems Ltd.(b)	11,085	348,845
Ball Corp.	5,930	327,870
Berry Global Group, Inc.	4,955	327,625
Celanese Corp.(c)	11,269	1,562,559

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
CF Industries Holdings, Inc.	17,441	$1,310,691
Chemours Co. (The)	44,178	1,211,803
Cleveland-Cliffs, Inc.(b)(c)	97,943	1,680,702
Corteva, Inc.	20,954	947,121
Crown Holdings, Inc.	3,410	293,294
Dow, Inc.	26,045	1,347,829
DuPont de Nemours, Inc.	4,017	287,376
Eagle Materials, Inc.	1,677	303,621
Eastman Chemical Co.	17,594	1,474,905
Ecolab, Inc.	7,778	1,491,276
Element Solutions, Inc.	68,665	1,439,218
FMC Corp.	18,518	993,676
Freeport-McMoRan, Inc.	35,514	1,325,382
Ginkgo Bioworks Holdings, Inc.(b)(c)	224,114	289,107
Graphic Packaging Holding Co.	13,871	314,456
Huntsman Corp.	54,336	1,336,666
International Flavors & Fragrances, Inc.	20,392	1,537,149
International Paper Co.	42,138	1,556,578
Linde PLC	3,659	1,513,984
Louisiana-Pacific Corp.	5,014	305,804
LyondellBasell Industries N.V., Class A	14,258	1,355,936
Martin Marietta Materials, Inc.	721	334,969
Mosaic Co. (The)	38,476	1,380,904
MP Materials Corp.(b)(c)	65,709	1,042,802
NewMarket Corp.	3,135	1,663,149
Newmont Corp.	36,787	1,478,469
Nucor Corp.	8,363	1,421,459
Olin Corp.	28,446	1,340,944
Packaging Corp. of America	2,082	349,797
PPG Industries, Inc.	2,224	315,786
Reliance Steel & Aluminum Co.	5,162	1,420,892
Royal Gold, Inc.(c)	12,898	1,570,976
RPM International, Inc.(c)	3,083	317,333
Scotts Miracle-Gro Co. (The)(c)	26,802	1,491,799
Sealed Air Corp.	9,021	301,121
Sherwin-Williams Co. (The)	1,117	311,420
Silgan Holdings, Inc.	7,194	300,134
Sonoco Products Co.	5,548	306,028
Southern Copper Corp. (Mexico)(c)	18,015	1,295,819
SSR Mining, Inc. (Canada)(c)	97,823	1,154,311
Steel Dynamics, Inc.	13,419	1,598,605
United States Steel Corp.(c)	45,823	1,645,046
Vulcan Materials Co.	1,454	310,516
Westlake Corp.(c)	11,343	1,456,328
WestRock Co.	9,231	380,040
		55,530,659
Real Estate-8.98%
Agree Realty Corp.	14,646	867,190
Alexandria Real Estate Equities, Inc.(c)	7,633	835,050
American Homes 4 Rent, Class A	24,486	888,107
American Tower Corp.	4,870	1,016,759
Americold Realty Trust, Inc.(c)	26,871	758,568
Apartment Income REIT Corp.	27,072	842,481
AvalonBay Communities, Inc.	4,907	848,617
Boston Properties, Inc.	13,467	766,676
Brixmor Property Group, Inc.	40,531	872,227
Camden Property Trust	8,517	768,744
CBRE Group, Inc., Class A(b)	10,440	824,342
CoStar Group, Inc.(b)	10,606	880,722
Cousins Properties, Inc.	38,847	797,140
Crown Castle, Inc.	8,865	1,039,687
CubeSmart	21,751	864,820
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.(c)	6,728	$933,712
EastGroup Properties, Inc.	4,925	855,719
EPR Properties	20,079	895,925
Equinix, Inc.	1,142	930,741
Equity LifeStyle Properties, Inc.	13,374	950,891
Equity Residential	13,946	792,691
Essex Property Trust, Inc.	3,819	815,204
Extra Space Storage, Inc.	6,971	907,415
Federal Realty Investment Trust	9,080	867,957
First Industrial Realty Trust, Inc.	17,322	815,000
Gaming and Leisure Properties, Inc.	18,251	852,869
Healthcare Realty Trust, Inc.(c)	53,065	810,303
Healthpeak Properties, Inc.	44,067	763,240
Highwoods Properties, Inc.(c)	37,470	710,056
Host Hotels & Resorts, Inc.(c)	56,670	990,025
Howard Hughes Holdings, Inc.(b)(c)	11,384	836,838
Invitation Homes, Inc.	25,890	863,690
Iron Mountain, Inc.	13,937	894,059
Jones Lang LaSalle, Inc.(b)(c)	5,358	833,276
Kilroy Realty Corp.	23,568	777,273
Kimco Realty Corp.	47,804	923,573
Lamar Advertising Co., Class A(c)	10,153	1,028,397
Medical Properties Trust, Inc.(c)	131,920	639,812
Mid-America Apartment Communities, Inc.	6,324	787,212
National Storage Affiliates Trust	26,354	874,689
NET Lease Office Properties(b)	926	15,140
NNN REIT, Inc.	23,251	944,456
Omega Healthcare Investors, Inc.	28,084	891,667
Park Hotels & Resorts, Inc.(c)	70,796	1,049,905
Prologis, Inc.	7,201	827,611
Public Storage	3,229	835,536
Rayonier, Inc.	30,000	920,400
Realty Income Corp.	16,093	868,378
Regency Centers Corp.	13,885	871,700
Rexford Industrial Realty, Inc.	16,521	813,164
SBA Communications Corp., Class A	4,007	989,569
Simon Property Group, Inc.	7,755	968,522
Spirit Realty Capital, Inc.	23,562	973,111
STAG Industrial, Inc.	24,001	860,436
Sun Communities, Inc.	7,443	962,678
UDR, Inc.	22,677	757,412
Ventas, Inc.	20,815	954,160
VICI Properties, Inc.	28,408	849,115
Vornado Realty Trust(c)	35,234	829,408
W.P. Carey, Inc.(c)	13,946	867,999
Welltower, Inc.	10,778	960,320
Weyerhaeuser Co.	27,335	856,952
Zillow Group, Inc., Class C(b)(c)	17,179	703,308
		53,792,644
Utilities-8.27%
AES Corp. (The)(c)	71,966	1,238,535
Alliant Energy Corp.	24,286	1,228,143
Ameren Corp.	15,518	1,204,042
American Electric Power Co., Inc.	15,836	1,259,754
American Water Works Co., Inc.	8,891	1,172,190
Atmos Energy Corp.(c)	10,727	1,220,840
Avangrid, Inc.	36,030	1,112,246
Brookfield Renewable Corp., Class A	47,071	1,249,264
CenterPoint Energy, Inc.	43,774	1,237,491
Clearway Energy, Inc., Class C	51,277	1,280,387
CMS Energy Corp.	21,936	1,245,087
Consolidated Edison, Inc.	13,808	1,244,239

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Constellation Energy Corp.	11,283	$1,365,694
Dominion Energy, Inc.	26,579	1,205,092
DTE Energy Co.	11,955	1,244,635
Duke Energy Corp.	13,676	1,262,021
Edison International	17,784	1,191,350
Entergy Corp.	12,966	1,314,882
Essential Utilities, Inc.	34,130	1,215,369
Evergy, Inc.	22,811	1,164,274
Eversource Energy	19,939	1,184,576
Exelon Corp.	30,167	1,161,731
FirstEnergy Corp.	34,529	1,275,501
Hawaiian Electric Industries, Inc.	98,806	1,204,445
IDACORP, Inc.(c)	12,901	1,244,947
National Fuel Gas Co.	23,737	1,205,602
NextEra Energy, Inc.	18,477	1,081,089
NiSource, Inc.(c)	45,616	1,169,594
NRG Energy, Inc.	31,901	1,526,144
OGE Energy Corp.	35,874	1,257,384
PG&E Corp.(b)	72,457	1,244,087
Pinnacle West Capital Corp.	16,097	1,206,309
PPL Corp.	49,844	1,301,925
Public Service Enterprise Group, Inc.	20,326	1,268,952
Sempra	17,351	1,264,367
Southern Co. (The)	18,278	1,297,373
UGI Corp.	51,054	1,122,678
Vistra Corp.	36,643	1,297,529
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	14,644	$1,224,531
Xcel Energy, Inc.	21,605	1,314,448
		49,508,747
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $620,247,541)		598,162,168
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.26%
Invesco Private Government Fund, 5.32%(e)(f)(g)	26,122,331	26,122,331
Invesco Private Prime Fund, 5.55%(e)(f)(g)	71,214,918	71,243,404
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,350,951)		97,365,735
TOTAL INVESTMENTS IN SECURITIES-116.13% (Cost $717,598,492)		695,527,903
OTHER ASSETS LESS LIABILITIES-(16.13)%		(96,630,564)
NET ASSETS-100.00%		$598,897,339

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$406,995	$43,743	$(33,785)	$(42,669)	$(4,163)	$370,121	$5,601
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	5,012,088	(5,012,088)	-	-	-	2,794
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,600,718	37,803,951	(35,282,338)	-	-	26,122,331	356,947*
Invesco Private Prime Fund	60,687,562	99,320,729	(88,791,830)	13,491	13,452	71,243,404	957,864*
Total	$84,695,275	$142,180,511	$(129,120,041)	$(29,178)	$9,289	$97,735,856	$1,323,206

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2023
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Enhanced Value ETF (SPVU)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-5.49%
Fox Corp., Class A	5,495	$162,322
News Corp., Class A	5,991	132,042
Paramount Global, Class B	12,567	180,588
Verizon Communications, Inc.	100,064	3,835,453
Warner Bros Discovery, Inc.(b)	31,523	329,415
		4,639,820
Consumer Discretionary-7.33%
Best Buy Co., Inc.	4,472	317,244
BorgWarner, Inc.	5,329	179,534
CarMax, Inc.(b)	3,401	217,460
D.R. Horton, Inc.	6,608	843,643
Ford Motor Co.	117,388	1,204,401
General Motors Co.	60,357	1,907,281
Lennar Corp., Class A	6,485	829,561
Mohawk Industries, Inc.(b)	1,117	98,642
PulteGroup, Inc.	5,670	501,342
VF Corp.	5,796	96,967
		6,196,075
Consumer Staples-4.64%
Archer-Daniels-Midland Co.	16,073	1,185,062
Bunge Global S.A.	5,272	579,235
Kraft Heinz Co. (The)	16,597	582,721
Kroger Co. (The)	17,804	788,183
Tyson Foods, Inc., Class A	10,463	490,087
Walgreens Boots Alliance, Inc.	15,099	301,074
		3,926,362
Energy-21.34%
APA Corp.	6,137	220,932
Chevron Corp.	25,793	3,703,875
Coterra Energy, Inc.	19,756	518,595
Devon Energy Corp.	13,815	621,261
Diamondback Energy, Inc.	4,330	668,595
EQT Corp.	10,440	417,182
Exxon Mobil Corp.	37,978	3,901,860
Marathon Oil Corp.	15,854	403,167
Marathon Petroleum Corp.	17,097	2,550,701
Occidental Petroleum Corp.	14,025	829,579
Phillips 66	17,997	2,319,633
Valero Energy Corp.	15,147	1,898,828
		18,054,208
Financials-39.53%
Aflac, Inc.	8,992	743,728
American International Group, Inc.	22,445	1,477,105
Assurant, Inc.	989	166,172
Bank of America Corp.	140,007	4,268,813
Bank of New York Mellon Corp. (The)	15,494	748,670
Capital One Financial Corp.	10,159	1,134,354
Citigroup, Inc.	56,572	2,607,969
Citizens Financial Group, Inc.	13,165	359,010
Comerica, Inc.	3,631	164,194
Discover Financial Services	4,675	434,775
Everest Group Ltd.	733	300,933
Fifth Third Bancorp	15,121	437,753
Franklin Resources, Inc.	5,457	135,334
Goldman Sachs Group, Inc. (The)	6,711	2,292,075
Hartford Financial Services Group, Inc. (The)	6,105	477,167
Huntington Bancshares, Inc.	36,379	409,628
Invesco Ltd.(c)	10,900	155,543
JPMorgan Chase & Co.	29,335	4,578,607
	Shares	Value
Financials-(continued)
KeyCorp	26,286	$325,684
Loews Corp.	4,723	331,980
M&T Bank Corp.	3,948	506,015
MetLife, Inc.	12,861	818,345
PNC Financial Services Group, Inc. (The)	8,484	1,136,517
Principal Financial Group, Inc.	6,042	446,081
Prudential Financial, Inc.	8,957	875,815
Regions Financial Corp.	21,424	357,352
State Street Corp.	7,398	538,722
Synchrony Financial	12,045	389,776
Travelers Cos., Inc. (The)	3,940	711,643
Truist Financial Corp.	35,171	1,130,396
U.S. Bancorp	30,298	1,154,960
Wells Fargo & Co.	82,185	3,664,629
Zions Bancorporation N.A.	4,351	155,026
		33,434,771
Health Care-10.11%
Cencora, Inc.	3,485	708,744
Centene Corp.(b)	15,566	1,146,903
Cigna Group (The)	7,711	2,027,068
CVS Health Corp.	39,253	2,667,241
McKesson Corp.	3,068	1,443,678
Universal Health Services, Inc., Class B	1,274	175,150
Viatris, Inc.	41,683	382,650
		8,551,434
Industrials-3.40%
Alaska Air Group, Inc.(b)	2,137	80,800
American Airlines Group, Inc.(b)	19,739	245,356
C.H. Robinson Worldwide, Inc.	2,026	166,233
Delta Air Lines, Inc.	13,406	495,084
FedEx Corp.	4,162	1,077,251
Huntington Ingalls Industries, Inc.	673	159,514
Stanley Black & Decker, Inc.	2,930	266,337
United Airlines Holdings, Inc.(b)	9,803	386,238
		2,876,813
Information Technology-1.39%
Hewlett Packard Enterprise Co.	29,657	501,500
HP, Inc.	13,699	401,929
Western Digital Corp.(b)	5,579	269,521
		1,172,950
Materials-6.44%
Celanese Corp.	2,106	292,018
CF Industries Holdings, Inc.	4,491	337,499
Dow, Inc.	13,910	719,842
DuPont de Nemours, Inc.	11,308	808,974
Eastman Chemical Co.	2,000	167,660
International Paper Co.	9,819	362,714
LyondellBasell Industries N.V., Class A	5,427	516,108
Mosaic Co. (The)	11,402	409,218
Nucor Corp.	6,348	1,078,970
Steel Dynamics, Inc.	4,360	519,407
WestRock Co.	5,767	237,427
		5,449,837
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Real Estate-0.17%
Boston Properties, Inc.	2,524	$143,691
TOTAL INVESTMENTS IN SECURITIES-99.84% (Cost $91,919,075)		84,445,961
OTHER ASSETS LESS LIABILITIES-0.16%		134,375
NET ASSETS-100.00%		$84,580,336
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$189,002	$3,552	$(18,315)	$(15,350)	$(3,346)	$155,543	$2,245
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	678,365	(678,365)	-	-	-	348
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	97,092	511,507	(608,599)	-	-	-	513*
Invesco Private Prime Fund	249,665	732,114	(981,822)	-	43	-	1,412*
Total	$535,759	$1,925,538	$(2,287,101)	$(15,350)	$(3,303)	$155,543	$4,518

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-0.96%
T-Mobile US, Inc.	2,897	$435,854
Consumer Discretionary-7.35%
AutoZone, Inc.(b)(c)	149	388,880
Darden Restaurants, Inc.(c)	3,110	486,622
Garmin Ltd.	3,478	425,151
McDonald’s Corp.	2,259	636,676
O’Reilly Automotive, Inc., Class R(b)	430	422,423
TJX Cos., Inc. (The)	5,302	467,159
Yum! Brands, Inc.	4,175	524,171
		3,351,082
Consumer Staples-22.58%
Altria Group, Inc.	11,538	485,058
Church & Dwight Co., Inc.	5,064	489,334
Coca-Cola Co. (The)	10,373	606,198
Colgate-Palmolive Co.	6,934	546,191
Conagra Brands, Inc.	16,594	469,444
Constellation Brands, Inc., Class A	1,657	398,492
General Mills, Inc.	6,873	437,535
Hershey Co. (The)	2,517	472,995
Hormel Foods Corp.	12,472	381,519
JM Smucker Co. (The)	4,243	465,584
Kellanova	8,600	451,844
Keurig Dr Pepper, Inc.	14,688	463,700
Kimberly-Clark Corp.	4,506	557,527
Kraft Heinz Co. (The)	15,218	534,304
Kroger Co. (The)	9,527	421,760
Mondelez International, Inc., Class A	6,891	489,675
PepsiCo, Inc.	3,339	561,920
Philip Morris International, Inc.	5,305	495,275
Procter & Gamble Co. (The)	3,750	575,700
Sysco Corp.	6,670	481,374
Walmart, Inc.	3,311	515,490
		10,300,919
Energy-1.94%
Kinder Morgan, Inc.	26,720	469,470
Williams Cos., Inc. (The)	11,336	417,052
		886,522
Financials-16.01%
Aflac, Inc.(c)	5,145	425,543
Aon PLC, Class A	1,348	442,805
Arthur J. Gallagher & Co.	1,901	473,349
Berkshire Hathaway, Inc., Class B(b)	1,558	560,880
Brown & Brown, Inc.	5,476	409,276
Cboe Global Markets, Inc.	2,538	462,398
Chubb Ltd.	1,902	436,376
CME Group, Inc., Class A	2,168	473,404
Globe Life, Inc.	3,752	461,984
Intercontinental Exchange, Inc.	3,874	441,016
JPMorgan Chase & Co.	2,674	417,358
Loews Corp.	6,812	478,815
Marsh & McLennan Cos., Inc.	2,454	489,377
Mastercard, Inc., Class A	1,037	429,142
Travelers Cos., Inc. (The)	2,376	429,153
Visa, Inc., Class A(c)	1,835	471,008
		7,301,884
Health Care-15.22%
Abbott Laboratories	4,208	438,852
AbbVie, Inc.	2,997	426,743
	Shares	Value
Health Care-(continued)
Amgen, Inc.	1,462	$394,214
Becton, Dickinson and Co.	1,708	403,395
Boston Scientific Corp.(b)	7,902	441,643
Bristol-Myers Squibb Co.	8,782	433,655
Cardinal Health, Inc.	3,963	424,358
Cencora, Inc.(c)	2,489	506,188
Gilead Sciences, Inc.	5,566	426,356
Hologic, Inc.(b)	5,714	407,408
Johnson & Johnson	3,411	527,545
Laboratory Corp. of America Holdings	1,980	429,482
McKesson Corp.	892	419,740
Merck & Co., Inc.	4,177	428,059
Quest Diagnostics, Inc.	3,324	456,152
Vertex Pharmaceuticals, Inc.(b)	1,061	376,453
		6,940,243
Industrials-8.13%
AMETEK, Inc.	2,955	458,704
Cintas Corp.	788	435,961
General Dynamics Corp.	1,844	455,412
Honeywell International, Inc.	2,416	473,343
Illinois Tool Works, Inc.	1,713	414,906
Lockheed Martin Corp.	979	438,367
Republic Services, Inc.	3,282	531,159
Waste Management, Inc.	2,915	498,436
		3,706,288
Information Technology-4.93%
Amphenol Corp., Class A	4,675	425,378
Cisco Systems, Inc.	8,052	389,556
International Business Machines Corp.	3,226	511,515
Motorola Solutions, Inc.	1,321	426,511
Roper Technologies, Inc.	921	495,728
		2,248,688
Materials-0.96%
Linde PLC	1,059	438,182
Real Estate-2.02%
Realty Income Corp.	8,711	470,046
VICI Properties, Inc.(c)	15,082	450,801
		920,847
Utilities-19.81%
Alliant Energy Corp.	8,204	414,876
Ameren Corp.	5,298	411,072
American Electric Power Co., Inc.	5,121	407,376
Atmos Energy Corp.(c)	3,721	423,487
CenterPoint Energy, Inc.	15,935	450,482
CMS Energy Corp.	7,405	420,308
Consolidated Edison, Inc.	5,074	457,218
DTE Energy Co.	4,368	454,752
Duke Energy Corp.	5,084	469,151
Entergy Corp.	4,027	408,378
Evergy, Inc.	7,911	403,777
Exelon Corp.	10,770	414,753
FirstEnergy Corp.	11,395	420,931
PG&E Corp.(b)	24,199	415,497
Pinnacle West Capital Corp.	5,822	436,301
PPL Corp.	17,409	454,723
Public Service Enterprise Group, Inc.	6,692	417,782
Sempra	5,940	432,848
Southern Co. (The)	6,440	457,111
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	5,185	$433,570
Xcel Energy, Inc.	7,128	433,668
		9,038,061
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $44,379,969)		45,568,570
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.92%
Invesco Private Government Fund, 5.32%(d)(e)(f)	501,232	501,232
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	1,287,990	$1,288,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,789,589)		1,789,737
TOTAL INVESTMENTS IN SECURITIES-103.83% (Cost $46,169,558)		47,358,307
OTHER ASSETS LESS LIABILITIES-(3.83)%		(1,747,297)
NET ASSETS-100.00%		$45,611,010

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$100,998	$(100,998)	$-	$-	$-	$73
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,992	5,027,917	(4,558,677)	-	-	501,232	5,692*
Invesco Private Prime Fund	84,005	8,519,135	(7,315,075)	156	284	1,288,505	14,665*
Total	$115,997	$13,648,050	$(11,974,750)	$156	$284	$1,789,737	$20,430

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-6.34%
Alphabet, Inc., Class C(b)	32,134	$4,303,385
Match Group, Inc.(b)	157,099	5,086,866
Meta Platforms, Inc., Class A(b)	15,991	5,231,456
Netflix, Inc.(b)	9,325	4,419,770
Paramount Global, Class B(c)	446,723	6,419,409
Warner Bros Discovery, Inc.(b)	499,479	5,219,556
		30,680,442
Consumer Discretionary-20.19%
Airbnb, Inc., Class A(b)	43,157	5,452,455
Amazon.com, Inc.(b)	33,878	4,949,237
Aptiv PLC(b)	57,383	4,753,608
Bath & Body Works, Inc.	117,931	3,846,909
Caesars Entertainment, Inc.(b)	140,624	6,288,705
CarMax, Inc.(b)(c)	64,165	4,102,710
Carnival Corp.(b)	477,928	7,197,596
eBay, Inc.	94,893	3,891,562
Etsy, Inc.(b)(c)	80,501	6,102,781
Expedia Group, Inc.(b)	38,656	5,264,174
Ford Motor Co.	376,894	3,866,933
lululemon athletica, inc.(b)	9,113	4,071,688
MGM Resorts International	99,871	3,938,912
Mohawk Industries, Inc.(b)	55,751	4,923,371
Norwegian Cruise Line Holdings Ltd.(b)(c)	355,069	5,421,904
Pool Corp.	13,379	4,646,794
Royal Caribbean Cruises Ltd.(b)(c)	43,373	4,660,863
Tesla, Inc.(b)	25,191	6,047,855
VF Corp.	277,400	4,640,902
Whirlpool Corp.	33,026	3,596,531
		97,665,490
Consumer Staples-0.88%
Estee Lauder Cos., Inc. (The), Class A	33,396	4,264,335
Financials-18.12%
Blackstone, Inc., Class A	54,035	6,071,913
Capital One Financial Corp.	40,261	4,495,543
Citizens Financial Group, Inc.	147,337	4,017,880
Comerica, Inc.	116,774	5,280,520
Discover Financial Services	44,397	4,128,921
Fidelity National Information Services, Inc.	70,670	4,144,089
FleetCor Technologies, Inc.(b)	16,266	3,911,973
Franklin Resources, Inc.	172,237	4,271,478
Global Payments, Inc.	36,500	4,250,060
Invesco Ltd.(d)	356,682	5,089,852
KeyCorp	418,757	5,188,399
Moody’s Corp.	11,442	4,175,872
MSCI, Inc.	8,283	4,314,201
Northern Trust Corp.	53,837	4,266,582
PayPal Holdings, Inc.(b)	76,329	4,397,314
Synchrony Financial	131,590	4,258,252
T. Rowe Price Group, Inc.	52,910	5,297,878
Truist Financial Corp.	142,097	4,566,998
Zions Bancorporation N.A.	155,542	5,541,962
		87,669,687
Health Care-3.84%
Align Technology, Inc.(b)	26,917	5,754,855
Catalent, Inc.(b)(c)	112,546	4,372,412
IDEXX Laboratories, Inc.(b)	10,115	4,711,769
Illumina, Inc.(b)	36,573	3,728,617
		18,567,653
	Shares	Value
Industrials-9.05%
Ceridian HCM Holding, Inc.(b)(c)	76,835	$5,293,932
Equifax, Inc.	22,399	4,876,486
Generac Holdings, Inc.(b)(c)	58,462	6,844,146
Masco Corp.	69,527	4,209,860
Old Dominion Freight Line, Inc.	9,871	3,840,411
Paycom Software, Inc.	27,653	5,023,444
Pentair PLC	66,766	4,309,078
Stanley Black & Decker, Inc.	53,161	4,832,335
United Rentals, Inc.	9,602	4,570,744
		43,800,436
Information Technology-36.13%
Adobe, Inc.(b)	8,175	4,995,007
Advanced Micro Devices, Inc.(b)	50,389	6,105,131
ANSYS, Inc.(b)	14,669	4,303,298
Applied Materials, Inc.	33,598	5,032,308
Arista Networks, Inc.(b)	18,338	4,029,042
Autodesk, Inc.(b)	23,574	5,149,269
Broadcom, Inc.	4,479	4,146,345
Cadence Design Systems, Inc.(b)	14,929	4,079,648
Enphase Energy, Inc.(b)	56,581	5,715,813
EPAM Systems, Inc.(b)	20,305	5,242,548
Fair Isaac Corp.(b)	4,893	5,321,627
Fortinet, Inc.(b)	80,951	4,254,785
Intel Corp.	104,668	4,678,660
Intuit, Inc.	9,242	5,281,433
KLA Corp.	9,024	4,914,651
Lam Research Corp.	7,852	5,621,404
Microchip Technology, Inc.	63,280	5,280,083
Micron Technology, Inc.	53,051	4,038,242
Microsoft Corp.	10,461	3,963,778
Monolithic Power Systems, Inc.	11,970	6,568,178
NVIDIA Corp.	13,586	6,354,172
NXP Semiconductors N.V. (China)	25,019	5,105,878
ON Semiconductor Corp.(b)	83,412	5,949,778
Qorvo, Inc.(b)	48,481	4,678,416
QUALCOMM, Inc.	38,132	4,920,935
Salesforce, Inc.(b)	18,325	4,616,067
ServiceNow, Inc.(b)	7,638	5,237,682
Skyworks Solutions, Inc.	50,894	4,933,155
SolarEdge Technologies, Inc.(b)(c)	80,227	6,368,419
Synopsys, Inc.(b)	7,465	4,055,212
Teradyne, Inc.(c)	54,657	5,041,015
Trimble, Inc.(b)	101,788	4,722,963
Tyler Technologies, Inc.(b)	9,237	3,776,455
Western Digital Corp.(b)	99,768	4,819,792
Zebra Technologies Corp., Class A(b)	23,135	5,482,532
		174,783,721
Materials-3.76%
Albemarle Corp.(c)	35,737	4,333,826
Celanese Corp.(c)	36,969	5,126,122
Freeport-McMoRan, Inc.	124,185	4,634,584
PPG Industries, Inc.	28,637	4,066,168
		18,160,700
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Real Estate-1.68%
CBRE Group, Inc., Class A(b)	52,270	$4,127,239
Digital Realty Trust, Inc.	28,823	4,000,056
		8,127,295
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $548,025,862)		483,719,759
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.28%
Invesco Private Government Fund, 5.32%(d)(e)(f)	12,976,324	12,976,324
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	46,434,982	$46,453,556
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,423,229)		59,429,880
TOTAL INVESTMENTS IN SECURITIES-112.27% (Cost $607,449,091)		543,149,639
OTHER ASSETS LESS LIABILITIES-(12.27)%		(59,358,123)
NET ASSETS-100.00%		$483,791,516

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$6,037,819	$1,709,770	$(1,995,674)	$(537,021)	$(125,042)	$5,089,852	$66,291
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,508,710	(1,508,710)	-	-	-	1,795
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,162,089	58,725,367	(65,911,132)	-	-	12,976,324	243,430*
Invesco Private Prime Fund	51,845,373	119,373,219	(124,781,951)	6,651	10,264	46,453,556	661,239*
Total	$78,045,281	$181,317,066	$(194,197,467)	$(530,370)	$(114,778)	$64,519,732	$972,755

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-6.88%
AT&T, Inc.	6,022,462	$99,792,195
Verizon Communications, Inc.	2,659,183	101,926,485
		201,718,680
Consumer Discretionary-1.50%
Whirlpool Corp.(b)	402,894	43,875,157
Consumer Staples-13.11%
Altria Group, Inc.	2,053,492	86,328,803
Conagra Brands, Inc.	1,519,597	42,989,399
Kellanova	666,197	35,001,990
Kraft Heinz Co. (The)	1,606,981	56,421,103
Philip Morris International, Inc.	690,094	64,427,176
Tyson Foods, Inc., Class A	898,833	42,101,338
Walgreens Boots Alliance, Inc.(b)	2,847,820	56,785,531
		384,055,340
Energy-11.82%
Chevron Corp.	297,195	42,677,202
Kinder Morgan, Inc.(b)	4,626,658	81,290,381
ONEOK, Inc.	1,178,415	81,133,873
Phillips 66(b)	513,088	66,131,912
Williams Cos., Inc. (The)	2,038,148	74,983,465
		346,216,833
Financials-2.49%
Prudential Financial, Inc.	744,890	72,835,344
Health Care-10.01%
AbbVie, Inc.	387,811	55,220,408
Amgen, Inc.	201,859	54,429,261
Bristol-Myers Squibb Co.	701,869	34,658,291
Gilead Sciences, Inc.(b)	638,450	48,905,270
Pfizer, Inc.	1,520,225	46,321,256
Viatris, Inc.	5,869,723	53,884,057
		293,418,543
Industrials-3.75%
3M Co.	741,634	73,473,680
United Parcel Service, Inc., Class B	240,244	36,423,393
		109,897,073
Information Technology-2.48%
International Business Machines Corp.	458,263	72,662,181
Materials-13.30%
Amcor PLC(b)	6,263,867	59,381,459
Dow, Inc.	1,295,200	67,026,600
Eastman Chemical Co.(b)	557,992	46,776,469
International Paper Co.	2,325,327	85,897,580
LyondellBasell Industries N.V., Class A(b)	748,091	71,143,454
Packaging Corp. of America	353,605	59,409,176
		389,634,738
	Shares	Value
Real Estate-16.94%
Crown Castle, Inc.	628,253	$73,681,512
Federal Realty Investment Trust	560,948	53,621,019
Healthpeak Properties, Inc.	3,499,095	60,604,325
Iron Mountain, Inc.	906,873	58,175,903
Kimco Realty Corp.	2,853,840	55,136,189
Realty Income Corp.	1,029,707	55,562,990
Simon Property Group, Inc.	648,577	81,000,782
VICI Properties, Inc.	1,957,316	58,504,175
		496,286,895
Utilities-17.57%
American Electric Power Co., Inc.	572,409	45,535,136
Dominion Energy, Inc.	1,240,187	56,230,079
Duke Energy Corp.	611,847	56,461,241
Edison International	736,866	49,362,653
Entergy Corp.	535,751	54,330,509
Evergy, Inc.	871,000	44,455,840
FirstEnergy Corp.	1,295,065	47,839,701
NRG Energy, Inc.(b)	1,331,624	63,704,892
Pinnacle West Capital Corp.(b)	639,864	47,951,408
Southern Co. (The)	690,279	48,996,004
		514,867,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $3,227,414,801)		2,925,468,247
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.86%
Invesco Private Government Fund, 5.32%(c)(d)(e)	15,215,962	15,215,962
Invesco Private Prime Fund, 5.55%(c)(d)(e)	39,098,677	39,114,316
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,326,369)		54,330,278
TOTAL INVESTMENTS IN SECURITIES-101.71% (Cost $3,281,741,170)		2,979,798,525
OTHER ASSETS LESS LIABILITIES-(1.71)%		(50,050,929)
NET ASSETS-100.00%		$2,929,747,596
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
November 30, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,858,702	$(15,858,702)	$-	$-	$-	$8,401
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,958,085	147,380,309	(161,122,432)	-	-	15,215,962	293,534*
Invesco Private Prime Fund	74,463,646	271,089,701	(306,459,585)	6,265	14,289	39,114,316	760,018*
Total	$103,421,731	$434,328,712	$(483,440,719)	$6,265	$14,289	$54,330,278	$1,061,953

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-0.95%
T-Mobile US, Inc.	523,039	$78,691,218
Consumer Discretionary-7.34%
AutoZone, Inc.(b)	26,901	70,209,727
Darden Restaurants, Inc.(c)	561,503	87,858,374
Garmin Ltd.	627,916	76,756,452
McDonald’s Corp.	407,953	114,977,474
O’Reilly Automotive, Inc., Class R(b)	77,571	76,204,199
TJX Cos., Inc. (The)	957,371	84,353,959
Yum! Brands, Inc.	753,915	94,654,028
		605,014,213
Consumer Staples-23.50%
Altria Group, Inc.	2,083,457	87,588,532
Church & Dwight Co., Inc.(c)	914,463	88,364,560
Coca-Cola Co. (The)	1,873,251	109,472,788
Colgate-Palmolive Co.	1,252,202	98,635,952
Conagra Brands, Inc.	2,996,406	84,768,326
Constellation Brands, Inc., Class A	299,250	71,966,633
Costco Wholesale Corp.	131,281	77,815,500
General Mills, Inc.(c)	1,241,247	79,017,784
Hershey Co. (The)	454,572	85,423,170
Hormel Foods Corp.(c)	2,252,112	68,892,106
JM Smucker Co. (The)	766,192	84,074,248
Kellanova	1,552,873	81,587,947
Keurig Dr Pepper, Inc.	2,652,463	83,738,257
Kimberly-Clark Corp.	813,638	100,671,430
Kraft Heinz Co. (The)	2,748,117	96,486,388
Kroger Co. (The)	1,720,337	76,159,319
Mondelez International, Inc., Class A(c)	1,244,356	88,423,937
PepsiCo, Inc.	602,974	101,474,495
Philip Morris International, Inc.	957,914	89,430,851
Procter & Gamble Co. (The)	677,183	103,961,134
Sysco Corp.	1,204,358	86,918,517
Walmart, Inc.	598,022	93,106,045
		1,937,977,919
Energy-1.94%
Kinder Morgan, Inc.	4,825,055	84,776,216
Williams Cos., Inc. (The)	2,047,125	75,313,729
		160,089,945
Financials-14.18%
Aflac, Inc.	929,019	76,839,162
Aon PLC, Class A(c)	243,478	79,980,088
Arthur J. Gallagher & Co.	343,125	85,438,125
Berkshire Hathaway, Inc., Class B(b)(c)	281,266	101,255,760
Cboe Global Markets, Inc.	458,316	83,500,592
Chubb Ltd.	343,317	78,767,220
CME Group, Inc., Class A	391,486	85,484,883
Globe Life, Inc.	677,553	83,427,101
Intercontinental Exchange, Inc.	699,499	79,630,966
Loews Corp.	1,230,001	86,456,770
Marsh & McLennan Cos., Inc.	443,184	88,379,753
Mastercard, Inc., Class A	187,257	77,492,564
Travelers Cos., Inc. (The)	428,960	77,478,755
Visa, Inc., Class A(c)	331,371	85,056,308
		1,169,188,047
Health Care-15.18%
Abbott Laboratories	759,782	79,237,665
AbbVie, Inc.	541,230	77,065,740
Amgen, Inc.	263,915	71,162,040
	Shares	Value
Health Care-(continued)
Becton, Dickinson and Co.	308,376	$72,832,244
Biogen, Inc.(b)	308,758	72,274,073
Boston Scientific Corp.(b)	1,426,883	79,748,491
Bristol-Myers Squibb Co.	1,585,736	78,303,644
Cardinal Health, Inc.	715,686	76,635,657
Cencora, Inc.(c)	449,513	91,417,459
Gilead Sciences, Inc.	1,005,087	76,989,664
Johnson & Johnson	615,925	95,258,960
Laboratory Corp. of America Holdings	357,560	77,558,339
McKesson Corp.	161,021	75,770,042
Merck & Co., Inc.	754,197	77,290,108
Quest Diagnostics, Inc.	600,131	82,355,977
Vertex Pharmaceuticals, Inc.(b)	191,554	67,965,275
		1,251,865,378
Industrials-9.08%
AMETEK, Inc.	533,598	82,830,418
Cintas Corp.	142,250	78,699,812
General Dynamics Corp.	332,905	82,217,548
Honeywell International, Inc.	436,464	85,512,027
Illinois Tool Works, Inc.(c)	309,310	74,917,975
Lockheed Martin Corp.	176,834	79,180,960
Otis Worldwide Corp.	929,385	79,731,939
Republic Services, Inc.	592,583	95,903,633
Waste Management, Inc.	526,461	90,019,566
		749,013,878
Information Technology-5.82%
Amphenol Corp., Class A	844,178	76,811,756
Cisco Systems, Inc.	1,454,101	70,349,406
International Business Machines Corp.	582,665	92,387,363
Motorola Solutions, Inc.	238,420	76,978,666
Roper Technologies, Inc.	166,331	89,527,661
VeriSign, Inc.(b)	348,932	74,043,370
		480,098,222
Materials-0.96%
Linde PLC	191,294	79,151,718
Real Estate-2.02%
Realty Income Corp.	1,573,065	84,882,587
VICI Properties, Inc.	2,723,375	81,401,679
		166,284,266
Utilities-18.92%
Alliant Energy Corp.(c)	1,481,525	74,920,719
Ameren Corp.	956,736	74,233,146
American Electric Power Co., Inc.	924,635	73,554,714
American Water Works Co., Inc.	566,260	74,655,718
Atmos Energy Corp.(c)	671,915	76,470,646
CenterPoint Energy, Inc.	2,877,606	81,349,922
CMS Energy Corp.(c)	1,337,255	75,902,594
Consolidated Edison, Inc.	916,325	82,570,046
DTE Energy Co.	788,790	82,120,927
Duke Energy Corp.	918,063	84,718,854
Exelon Corp.	1,944,818	74,894,941
FirstEnergy Corp.	2,057,748	76,013,211
PG&E Corp.(b)	4,369,876	75,030,771
Pinnacle West Capital Corp.	1,051,381	78,790,492
PPL Corp.	3,143,556	82,109,683
Public Service Enterprise Group, Inc.	1,208,381	75,439,226
Sempra	1,072,516	78,154,241
Southern Co. (The)	1,162,844	82,538,667
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	936,279	$78,291,650
Xcel Energy, Inc.	1,287,088	78,306,434
		1,560,066,602
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $8,295,660,897)		8,237,441,406
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.58%
Invesco Private Government Fund, 5.32%(d)(e)(f)	36,493,792	36,493,792
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	93,779,580	$93,817,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,295,570)		130,310,884
TOTAL INVESTMENTS IN SECURITIES-101.47% (Cost $8,425,956,467)		8,367,752,290
OTHER ASSETS LESS LIABILITIES-(1.47)%		(121,142,293)
NET ASSETS-100.00%		$8,246,609,997

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,651,540	$(24,651,540)	$-	$-	$-	$16,263
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	62,523,071	163,118,176	(189,147,455)	-	-	36,493,792	721,243*
Invesco Private Prime Fund	160,773,612	389,903,585	(456,912,493)	16,103	36,285	93,817,092	1,954,137*
Total	$223,296,683	$577,673,301	$(670,711,488)	$16,103	$36,285	$130,310,884	$2,691,643

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-5.47%
AT&T, Inc.	11,838	$196,156
T-Mobile US, Inc.	1,294	194,682
Verizon Communications, Inc.	1,385	53,087
		443,925
Consumer Discretionary-8.69%
Amazon.com, Inc.(b)	1,282	187,287
Home Depot, Inc. (The)	532	166,777
Lowe’s Cos., Inc.	539	107,169
McDonald’s Corp.	256	72,151
Tesla, Inc.(b)	398	95,552
TJX Cos., Inc. (The)	864	76,127
		705,063
Consumer Staples-10.54%
Archer-Daniels-Midland Co.	420	30,967
General Mills, Inc.	2,529	160,996
Hershey Co. (The)	630	118,389
Hormel Foods Corp.	1,254	38,360
JM Smucker Co. (The)	248	27,213
Kellanova	298	15,657
McCormick & Co., Inc.	1,087	70,470
Mondelez International, Inc., Class A	2,500	177,650
Procter & Gamble Co. (The)	1,025	157,358
Tyson Foods, Inc., Class A	1,232	57,707
		854,767
Energy-0.55%
Chevron Corp.	109	15,652
Exxon Mobil Corp.	282	28,973
		44,625
Financials-18.42%
Allstate Corp. (The)	349	48,116
American International Group, Inc.	996	65,547
Aon PLC, Class A	500	164,245
Arthur J. Gallagher & Co.	762	189,738
Bank of America Corp.	723	22,044
Berkshire Hathaway, Inc., Class B(b)	480	172,800
Chubb Ltd.	855	196,163
Cincinnati Financial Corp.	116	11,924
JPMorgan Chase & Co.	276	43,078
M&T Bank Corp.	714	91,513
Marsh & McLennan Cos., Inc.	895	178,481
Progressive Corp. (The)	1,291	211,763
Travelers Cos., Inc. (The)	544	98,257
		1,493,669
Health Care-17.48%
Abbott Laboratories	1,714	178,753
Amgen, Inc.	657	177,154
Becton, Dickinson and Co.	77	18,186
Bristol-Myers Squibb Co.	999	49,331
Eli Lilly and Co.	292	172,584
	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	251	$13,639
Intuitive Surgical, Inc.(b)	187	58,127
Medtronic PLC	1,614	127,942
Merck & Co., Inc.	1,630	167,042
Pfizer, Inc.	5,043	153,660
Regeneron Pharmaceuticals, Inc.(b)	66	54,372
Vertex Pharmaceuticals, Inc.(b)	503	178,469
Zoetis, Inc.	385	68,018
		1,417,277
Industrials-3.33%
Automatic Data Processing, Inc.	317	72,885
Boeing Co. (The)(b)	62	14,361
Republic Services, Inc.	411	66,516
Rollins, Inc.	107	4,359
RTX Corp.	198	16,133
Verisk Analytics, Inc.	395	95,365
		269,619
Information Technology-23.57%
Accenture PLC, Class A	257	85,617
Adobe, Inc.(b)	309	188,802
Apple, Inc.	952	180,832
Broadcom, Inc.	8	7,406
Cadence Design Systems, Inc.(b)	28	7,652
Cisco Systems, Inc.	2,252	108,952
Intuit, Inc.	293	167,438
Microsoft Corp.	521	197,412
NVIDIA Corp.	365	170,711
Oracle Corp.	1,396	162,229
QUALCOMM, Inc.	1,508	194,607
Salesforce, Inc.(b)	783	197,238
Synopsys, Inc.(b)	226	122,770
Trimble, Inc.(b)	1,076	49,926
VeriSign, Inc.(b)	329	69,814
		1,911,406
Real Estate-4.59%
American Tower Corp.	975	203,560
Crown Castle, Inc.	1,435	168,297
		371,857
Utilities-7.25%
Dominion Energy, Inc.	1,069	48,469
Duke Energy Corp.	1,990	183,637
NextEra Energy, Inc.	2,642	154,583
Sempra	1,694	123,442
Southern Co. (The)	1,101	78,149
		588,280
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $8,179,472)		8,100,488
OTHER ASSETS LESS LIABILITIES-0.11%		8,967
NET ASSETS-100.00%		$8,109,455
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
November 30, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$151,075	$(151,075)	$-	$-	$-	$62
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-13.34%
Meta Platforms, Inc., Class A(b)	75,256	$24,620,000
Netflix, Inc.(b)	18,168	8,611,087
Omnicom Group, Inc.	4,469	360,336
		33,591,423
Consumer Discretionary-8.40%
Booking Holdings, Inc.(b)	1,313	4,104,044
BorgWarner, Inc.	6,627	223,264
Carnival Corp.(b)	34,644	521,739
D.R. Horton, Inc.	11,884	1,517,230
Darden Restaurants, Inc.	4,568	714,755
Las Vegas Sands Corp.	10,467	482,738
Lennar Corp., Class A	8,426	1,077,854
Marriott International, Inc., Class A	5,846	1,184,984
MGM Resorts International	8,906	351,253
Norwegian Cruise Line Holdings Ltd.(b)(c)	12,693	193,822
NVR, Inc.(b)	104	640,161
O’Reilly Automotive, Inc., Class R(b)	1,959	1,924,482
PulteGroup, Inc.	10,934	966,784
Ralph Lauren Corp.	960	124,205
Ross Stores, Inc.	10,948	1,427,400
Royal Caribbean Cruises Ltd.(b)	11,743	1,261,903
TJX Cos., Inc. (The)	47,174	4,156,501
Wynn Resorts Ltd.	3,331	281,203
		21,154,322
Consumer Staples-3.65%
JM Smucker Co. (The)	2,419	265,437
Lamb Weston Holdings, Inc.	4,481	448,235
Mondelez International, Inc., Class A	32,620	2,317,977
Walmart, Inc.	39,561	6,159,252
		9,190,901
Energy-2.83%
Baker Hughes Co., Class A	26,639	899,066
Hess Corp.	6,165	866,552
Marathon Petroleum Corp.	12,208	1,821,312
Phillips 66	9,753	1,257,064
Schlumberger N.V.	43,901	2,284,608
		7,128,602
Financials-8.24%
Aflac, Inc.	15,797	1,306,570
Ameriprise Financial, Inc.	2,457	868,574
Arch Capital Group Ltd.(b)	18,539	1,551,529
Arthur J. Gallagher & Co.	5,022	1,250,478
Everest Group Ltd.	1,303	534,946
JPMorgan Chase & Co.	97,676	15,245,270
		20,757,367
Health Care-17.86%
Boston Scientific Corp.(b)	42,366	2,367,836
Cardinal Health, Inc.	12,179	1,304,127
Cencora, Inc.	5,290	1,075,827
DexCom, Inc.(b)	10,317	1,191,820
Eli Lilly and Co.	26,541	15,686,793
Gilead Sciences, Inc.	35,296	2,703,674
HCA Healthcare, Inc.	5,133	1,285,714
IDEXX Laboratories, Inc.(b)	2,085	971,235
Intuitive Surgical, Inc.(b)	9,556	2,970,387
McKesson Corp.	2,849	1,340,625
Merck & Co., Inc.	65,752	6,738,265
Regeneron Pharmaceuticals, Inc.(b)	2,206	1,817,325
	Shares	Value
Health Care-(continued)
Stryker Corp.	9,437	$2,796,466
Vertex Pharmaceuticals, Inc.(b)	5,895	2,091,605
Zimmer Biomet Holdings, Inc.	5,388	626,678
		44,968,377
Industrials-16.86%
AMETEK, Inc.	6,714	1,042,214
Axon Enterprise, Inc.(b)	2,439	560,653
Boeing Co. (The)(b)	17,407	4,031,983
Carrier Global Corp.	27,251	1,415,962
Caterpillar, Inc.	13,886	3,481,498
Copart, Inc.(b)	28,051	1,408,721
Cummins, Inc.	2,949	661,048
Deere & Co.	6,369	2,320,927
Delta Air Lines, Inc.	18,820	695,023
Eaton Corp. PLC	13,113	2,985,699
General Electric Co.	54,248	6,607,406
Howmet Aerospace, Inc.	12,368	650,557
Illinois Tool Works, Inc.	7,583	1,836,678
Ingersoll Rand, Inc.	10,058	718,443
Johnson Controls International PLC	17,251	910,853
Old Dominion Freight Line, Inc.	2,162	841,148
PACCAR, Inc.	20,355	1,868,996
Parker-Hannifin Corp.	4,136	1,791,632
Pentair PLC	4,846	312,761
Quanta Services, Inc.	4,889	920,648
Rockwell Automation, Inc.	2,932	807,590
Snap-on, Inc.	1,249	343,088
Trane Technologies PLC	6,832	1,540,001
TransDigm Group, Inc.	2,042	1,966,180
United Airlines Holdings, Inc.(b)	8,902	350,739
United Rentals, Inc.	1,800	856,836
W.W. Grainger, Inc.	1,278	1,004,751
Wabtec Corp.	4,539	529,066
		42,461,101
Information Technology-22.90%
Applied Materials, Inc.	20,527	3,074,534
Broadcom, Inc.	17,862	16,535,389
Fair Isaac Corp.(b)	965	1,049,534
First Solar, Inc.(b)	4,463	704,172
Gartner, Inc.(b)	2,153	936,210
Lam Research Corp.	3,115	2,230,091
Microchip Technology, Inc.	12,693	1,059,104
NVIDIA Corp.	45,118	21,101,689
ON Semiconductor Corp.(b)	11,746	837,842
Oracle Corp.	65,351	7,594,440
Palo Alto Networks, Inc.(b)	8,662	2,556,070
		57,679,075
Materials-4.46%
Air Products and Chemicals, Inc.	5,281	1,428,774
DuPont de Nemours, Inc.	10,939	782,576
Freeport-McMoRan, Inc.	32,733	1,221,596
Linde PLC	14,296	5,915,256
Martin Marietta Materials, Inc.	1,426	662,505
Steel Dynamics, Inc.	3,426	408,139
Vulcan Materials Co.	3,821	816,013
		11,234,859
Real Estate-0.19%
Iron Mountain, Inc.	7,353	471,695
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-1.17%
Constellation Energy Corp.	10,415	$1,260,632
PG&E Corp.(b)	98,665	1,694,078
		2,954,710
Total Common Stocks & Other Equity Interests (Cost $233,310,346)		251,592,432
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $146,216)	146,216	146,216
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $233,456,562)		251,738,648
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.07%
Invesco Private Government Fund, 5.32%(d)(e)(f)	52,976	$52,976
Invesco Private Prime Fund, 5.55%(d)(e)(f)	136,099	136,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $189,108)		189,129
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $233,645,670)		251,927,777
OTHER ASSETS LESS LIABILITIES-(0.03)%		(82,887)
NET ASSETS-100.00%		$251,844,890

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$946,320	$(800,104)	$-	$-	$146,216	$864
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	483,680	(430,704)	-	-	52,976	300*
Invesco Private Prime Fund	-	857,076	(720,947)	21	3	136,153	800*
Total	$-	$2,287,076	$(1,951,755)	$21	$3	$335,345	$1,964

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-9.13%
Alphabet, Inc., Class C(b)	265,368	$35,538,083
AT&T, Inc.	171,126	2,835,558
Charter Communications, Inc., Class A(b)	2,567	1,027,134
Comcast Corp., Class A	103,708	4,344,328
Electronic Arts, Inc.	6,113	843,655
Fox Corp., Class A(c)	9,958	294,159
Interpublic Group of Cos., Inc. (The)	9,297	285,790
Meta Platforms, Inc., Class A(b)	52,057	17,030,448
Netflix, Inc.(b)	10,279	4,871,938
News Corp., Class A(c)	11,986	264,171
Omnicom Group, Inc.	4,812	387,992
Paramount Global, Class B(c)	11,893	170,902
T-Mobile US, Inc.	13,834	2,081,325
Verizon Communications, Inc.	102,018	3,910,350
Walt Disney Co. (The)(b)	44,761	4,148,897
Warner Bros Discovery, Inc.(b)	59,947	626,446
		78,661,176
Consumer Discretionary-8.60%
Amazon.com, Inc.(b)	216,394	31,612,999
Aptiv PLC(b)	6,356	526,531
AutoZone, Inc.(b)	429	1,119,660
Best Buy Co., Inc.	4,777	338,880
Booking Holdings, Inc.(b)	863	2,697,479
BorgWarner, Inc.	5,594	188,462
Caesars Entertainment, Inc.(b)	5,233	234,020
CarMax, Inc.(b)(c)	3,555	227,307
Carnival Corp.(b)	24,350	366,711
Chipotle Mexican Grill, Inc.(b)	643	1,416,047
D.R. Horton, Inc.	7,409	945,907
Darden Restaurants, Inc.(c)	3,005	470,192
eBay, Inc.	13,057	535,468
Expedia Group, Inc.(b)	3,361	457,701
Ford Motor Co.	93,388	958,161
Garmin Ltd.	3,749	458,278
General Motors Co.	33,561	1,060,528
Genuine Parts Co.	3,459	459,286
Home Depot, Inc. (The)	24,495	7,678,938
Las Vegas Sands Corp.	7,805	359,967
Lennar Corp., Class A	6,046	773,404
LKQ Corp.	6,106	271,900
Lowe’s Cos., Inc.	14,155	2,814,439
Marriott International, Inc., Class A	6,130	1,242,551
McDonald’s Corp.	17,710	4,991,386
MGM Resorts International	7,378	290,988
Mohawk Industries, Inc.(b)	1,307	115,421
NIKE, Inc., Class B	29,579	3,261,676
NVR, Inc.(b)	73	449,344
O’Reilly Automotive, Inc., Class R(b)	1,432	1,406,768
Pool Corp.	935	324,744
PulteGroup, Inc.	5,328	471,102
Ralph Lauren Corp.	951	123,040
Ross Stores, Inc.	8,213	1,070,811
Royal Caribbean Cruises Ltd.(b)	5,205	559,329
Tapestry, Inc.	5,454	172,728
TJX Cos., Inc. (The)	27,744	2,444,524
Tractor Supply Co.(c)	2,624	532,698
Ulta Beauty, Inc.(b)	1,231	524,394
Wynn Resorts Ltd.	2,590	218,648
		74,172,417
	Shares	Value
Consumer Staples-6.06%
Altria Group, Inc.	42,878	$1,802,591
Archer-Daniels-Midland Co.	13,202	973,383
Bunge Global S.A.	3,593	394,763
Campbell Soup Co.	4,814	193,427
Church & Dwight Co., Inc.	6,079	587,414
Clorox Co. (The)	3,116	446,679
Coca-Cola Co. (The)	94,181	5,503,938
Conagra Brands, Inc.	12,015	339,904
Constellation Brands, Inc., Class A	3,839	923,241
Costco Wholesale Corp.	10,586	6,274,746
Dollar General Corp.	5,908	774,657
Dollar Tree, Inc.(b)(c)	5,086	628,579
General Mills, Inc.	14,266	908,174
Hershey Co. (The)	3,557	668,431
Hormel Foods Corp.	7,233	221,257
JM Smucker Co. (The)	2,588	283,981
Kellanova	6,363	334,312
Kenvue, Inc.	41,971	857,887
Keurig Dr Pepper, Inc.	20,186	637,272
Kimberly-Clark Corp.	8,119	1,004,564
Kraft Heinz Co. (The)	19,163	672,813
Kroger Co. (The)	15,863	702,255
Lamb Weston Holdings, Inc.	3,666	366,710
McCormick & Co., Inc.	6,087	394,620
Molson Coors Beverage Co., Class B	4,391	270,222
Mondelez International, Inc., Class A	32,927	2,339,793
Monster Beverage Corp.(b)	18,430	1,016,415
PepsiCo, Inc.	33,345	5,611,630
Procter & Gamble Co. (The)	57,054	8,758,930
Sysco Corp.	12,484	900,970
Target Corp.	11,164	1,493,855
Tyson Foods, Inc., Class A	7,043	329,894
Walgreens Boots Alliance, Inc.	18,930	377,464
Walmart, Inc.	33,560	5,224,956
		52,219,727
Energy-4.24%
APA Corp.	7,465	268,740
Baker Hughes Co., Class A	23,467	792,011
Chevron Corp.	41,104	5,902,534
ConocoPhillips	27,673	3,198,169
Coterra Energy, Inc.	18,273	479,666
Devon Energy Corp.	14,493	651,750
Diamondback Energy, Inc.	4,164	642,963
EOG Resources, Inc.	13,362	1,644,461
EQT Corp.	8,299	331,628
Exxon Mobil Corp.	93,475	9,603,622
Halliburton Co.	20,154	746,303
Hess Corp.	6,549	920,527
Kinder Morgan, Inc.	50,370	885,001
Marathon Oil Corp.	14,675	373,185
Marathon Petroleum Corp.	9,685	1,444,905
Occidental Petroleum Corp.	16,269	962,311
ONEOK, Inc.	10,562	727,194
Phillips 66	10,712	1,380,670
Pioneer Natural Resources Co.	5,448	1,261,975
Schlumberger N.V.	32,576	1,695,255
Targa Resources Corp.	5,381	486,711
Valero Energy Corp.	8,285	1,038,608
Williams Cos., Inc. (The)	29,392	1,081,332
		36,519,521
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-13.35%
Aflac, Inc.	13,217	$1,093,178
Allstate Corp. (The)	6,400	882,368
American Express Co.	14,127	2,412,468
American International Group, Inc.	16,920	1,113,505
Ameriprise Financial, Inc.	2,517	889,785
Aon PLC, Class A	4,855	1,594,819
Arch Capital Group Ltd.(b)	9,055	757,813
Arthur J. Gallagher & Co.	5,126	1,276,374
Assurant, Inc.	1,345	225,987
Bank of America Corp.	167,807	5,116,435
Bank of New York Mellon Corp. (The)	17,369	839,270
Berkshire Hathaway, Inc., Class B(b)	42,264	15,215,040
BlackRock, Inc.	3,574	2,684,896
Brown & Brown, Inc.	5,817	434,763
Capital One Financial Corp.	8,918	995,784
Cboe Global Markets, Inc.	2,677	487,723
Charles Schwab Corp. (The)	35,670	2,187,284
Chubb Ltd.	9,742	2,235,107
Cincinnati Financial Corp.	3,698	380,117
Citigroup, Inc.	46,773	2,156,235
Citizens Financial Group, Inc.	11,244	306,624
CME Group, Inc., Class A	8,465	1,848,417
Comerica, Inc.	2,889	130,641
Discover Financial Services	6,196	576,228
Everest Group Ltd.	998	409,729
FactSet Research Systems, Inc.	977	443,030
Fifth Third Bancorp(c)	15,654	453,183
Fiserv, Inc.(b)	14,464	1,889,143
FleetCor Technologies, Inc.(b)	1,751	421,115
Franklin Resources, Inc.	6,662	165,218
Global Payments, Inc.	6,379	742,771
Globe Life, Inc.	2,272	279,751
Goldman Sachs Group, Inc. (The)	8,018	2,738,468
Hartford Financial Services Group, Inc. (The)	7,549	590,030
Huntington Bancshares, Inc.	33,106	372,774
Intercontinental Exchange, Inc.	13,760	1,566,438
Invesco Ltd.(d)	10,406	148,494
Jack Henry & Associates, Inc.	1,825	289,609
JPMorgan Chase & Co.	70,343	10,979,135
KeyCorp	20,362	252,285
Loews Corp.	4,621	324,810
M&T Bank Corp.	3,965	508,194
MarketAxess Holdings, Inc.	949	227,874
Marsh & McLennan Cos., Inc.	11,762	2,345,578
Mastercard, Inc., Class A	19,947	8,254,667
MetLife, Inc.	15,111	961,513
Moody’s Corp.	3,689	1,346,337
Morgan Stanley	31,168	2,472,869
Nasdaq, Inc.	8,159	455,599
Northern Trust Corp.	5,012	397,201
PayPal Holdings, Inc.(b)	26,260	1,512,839
PNC Financial Services Group, Inc. (The)	9,928	1,329,955
Principal Financial Group, Inc.	5,377	396,984
Progressive Corp. (The)	13,701	2,247,375
Prudential Financial, Inc.	8,634	844,233
Raymond James Financial, Inc.	4,570	480,535
Regions Financial Corp.	21,700	361,956
S&P Global, Inc.	7,691	3,198,149
State Street Corp.	8,108	590,425
Synchrony Financial	10,063	325,639
T. Rowe Price Group, Inc.	5,409	541,603
Travelers Cos., Inc. (The)	5,616	1,014,362
	Shares	Value
Financials-(continued)
Truist Financial Corp.	32,374	$1,040,500
U.S. Bancorp(c)	33,359	1,271,645
Visa, Inc., Class A(c)	38,501	9,882,437
W.R. Berkley Corp.	5,012	363,621
Wells Fargo & Co.	89,556	3,993,302
Willis Towers Watson PLC	2,626	646,784
Zions Bancorporation N.A.	3,299	117,543
		115,036,563
Health Care-13.21%
Abbott Laboratories	41,764	4,355,568
AbbVie, Inc.	42,316	6,025,375
Agilent Technologies, Inc.	7,420	948,276
Align Technology, Inc.(b)	1,685	360,253
Amgen, Inc.	13,213	3,562,753
Becton, Dickinson and Co.	7,009	1,655,386
Biogen, Inc.(b)	3,470	812,258
Bio-Rad Laboratories, Inc., Class A(b)	604	184,172
Bio-Techne Corp.	3,974	249,965
Boston Scientific Corp.(b)	34,046	1,902,831
Bristol-Myers Squibb Co.	51,324	2,534,379
Cardinal Health, Inc.	6,026	645,264
Cencora, Inc.(c)	3,859	784,805
Centene Corp.(b)	12,634	930,873
Charles River Laboratories International, Inc.(b)	1,221	240,635
Cigna Group (The)	7,012	1,843,315
Cooper Cos., Inc. (The)	1,213	408,684
CVS Health Corp.	30,157	2,049,168
Danaher Corp.	16,446	3,672,556
DaVita, Inc.(b)	1,448	146,914
DENTSPLY SIRONA, Inc.	5,141	163,227
DexCom, Inc.(b)	8,660	1,000,403
Edwards Lifesciences Corp.(b)	14,243	964,394
Elevance Health, Inc.	5,555	2,663,567
Eli Lilly and Co.	18,567	10,973,840
GE HealthCare Technologies, Inc.(c)	9,725	665,773
Gilead Sciences, Inc.	30,384	2,327,414
HCA Healthcare, Inc.	4,927	1,234,115
Henry Schein, Inc.(b)	3,321	221,610
Hologic, Inc.(b)	6,166	439,636
Humana, Inc.	2,933	1,422,094
IDEXX Laboratories, Inc.(b)	2,057	958,192
Incyte Corp.(b)	4,657	253,061
Intuitive Surgical, Inc.(b)	8,416	2,616,029
IQVIA Holdings, Inc.(b)(c)	4,424	947,178
Johnson & Johnson	58,744	9,085,347
Laboratory Corp. of America Holdings	2,161	468,743
McKesson Corp.	3,215	1,512,850
Medtronic PLC	31,767	2,518,170
Merck & Co., Inc.	62,070	6,360,934
Molina Healthcare, Inc.(b)	1,375	502,645
Pfizer, Inc.	137,733	4,196,724
Quest Diagnostics, Inc.	2,783	381,911
Regeneron Pharmaceuticals, Inc.(b)	2,576	2,122,135
Revvity, Inc.	3,226	286,791
STERIS PLC	2,408	483,864
Stryker Corp.	7,835	2,321,746
Teleflex, Inc.	1,125	253,901
Thermo Fisher Scientific, Inc.	9,489	4,704,267
UnitedHealth Group, Inc.	22,152	12,249,391
Universal Health Services, Inc., Class B	1,562	214,744
Vertex Pharmaceuticals, Inc.(b)	6,161	2,185,984

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Viatris, Inc.	28,655	$263,053
Waters Corp.(b)(c)	1,504	422,037
West Pharmaceutical Services, Inc.	1,764	618,741
Zimmer Biomet Holdings, Inc.	5,011	582,829
Zoetis, Inc.	11,140	1,968,104
		113,868,874
Industrials-8.07%
A.O. Smith Corp.	2,889	217,715
Alaska Air Group, Inc.(b)	3,047	115,207
Allegion PLC	2,050	217,484
American Airlines Group, Inc.(b)(c)	16,410	203,976
AMETEK, Inc.	5,562	863,389
Automatic Data Processing, Inc.	9,907	2,277,817
Axon Enterprise, Inc.(b)	1,648	378,826
Broadridge Financial Solutions, Inc.	2,885	559,171
C.H. Robinson Worldwide, Inc.	3,050	250,252
Carrier Global Corp.	20,108	1,044,812
Caterpillar, Inc.	12,110	3,036,219
Ceridian HCM Holding, Inc.(b)	3,723	256,515
Cintas Corp.	2,079	1,150,207
Copart, Inc.(b)	19,999	1,004,350
CSX Corp.	48,833	1,577,306
Cummins, Inc.	3,227	723,364
Deere & Co.	6,426	2,341,699
Delta Air Lines, Inc.	15,247	563,072
Dover Corp.	3,298	465,546
Eaton Corp. PLC	9,476	2,157,590
Emerson Electric Co.	13,462	1,196,772
Equifax, Inc.	2,922	636,149
Expeditors International of Washington, Inc.	3,765	453,080
Fastenal Co.	14,252	854,692
FedEx Corp.	5,638	1,459,283
Fortive Corp.	8,405	579,777
General Dynamics Corp.	5,714	1,411,187
General Electric Co.	26,156	3,185,801
Honeywell International, Inc.	16,027	3,140,010
Howmet Aerospace, Inc.	8,692	457,199
Huntington Ingalls Industries, Inc.	972	230,383
IDEX Corp.	1,812	365,444
Illinois Tool Works, Inc.	6,828	1,653,810
Ingersoll Rand, Inc.	9,367	669,085
J.B. Hunt Transport Services, Inc.	2,015	373,319
Jacobs Solutions, Inc.	3,005	382,176
Johnson Controls International PLC	17,300	913,440
L3Harris Technologies, Inc.	4,880	931,153
Leidos Holdings, Inc.	3,249	348,683
Lockheed Martin Corp.	5,636	2,523,632
Nordson Corp.	1,277	300,529
Norfolk Southern Corp.	5,561	1,213,188
Northrop Grumman Corp.	3,515	1,670,187
Old Dominion Freight Line, Inc.	2,144	834,145
Otis Worldwide Corp.	9,711	833,107
PACCAR, Inc.	12,680	1,164,278
Parker-Hannifin Corp.	3,071	1,330,296
Paychex, Inc.	7,686	937,461
Paycom Software, Inc.	1,099	199,644
Pentair PLC	3,807	245,704
Quanta Services, Inc.	3,448	649,293
Republic Services, Inc.	4,860	786,542
Robert Half, Inc.(c)	2,445	200,441
Rockwell Automation, Inc.	2,708	745,891
Rollins, Inc.	5,635	229,570
	Shares	Value
Industrials-(continued)
RTX Corp.	35,596	$2,900,362
Snap-on, Inc.	1,239	340,341
Southwest Airlines Co.	14,047	359,182
Stanley Black & Decker, Inc.	4,034	366,691
Textron, Inc.	4,931	378,010
Trane Technologies PLC	5,430	1,223,976
Union Pacific Corp.	14,963	3,370,715
United Airlines Holdings, Inc.(b)	7,812	307,793
United Parcel Service, Inc., Class B	17,925	2,717,609
United Rentals, Inc.	1,630	775,913
Verisk Analytics, Inc.	3,406	822,311
W.W. Grainger, Inc.	1,060	833,361
Wabtec Corp.	4,195	488,969
Waste Management, Inc.	8,799	1,504,541
Xylem, Inc.	6,341	666,629
		69,566,271
Information Technology-30.29%
Accenture PLC, Class A	14,892	4,961,121
Adobe, Inc.(b)	10,845	6,626,403
Advanced Micro Devices, Inc.(b)	36,927	4,474,075
Akamai Technologies, Inc.(b)	3,824	441,787
Amphenol Corp., Class A	14,344	1,305,160
Analog Devices, Inc.	11,935	2,188,640
ANSYS, Inc.(b)	2,036	597,281
Apple, Inc.	361,102	68,591,325
Applied Materials, Inc.	19,929	2,984,966
Arista Networks, Inc.(b)	5,836	1,282,228
Autodesk, Inc.(b)	5,058	1,104,819
Broadcom, Inc.	10,516	9,734,977
Cadence Design Systems, Inc.(b)	6,284	1,717,229
CDW Corp.	3,155	665,326
Cisco Systems, Inc.	97,391	4,711,777
Cognizant Technology Solutions Corp., Class A	12,052	848,220
Corning, Inc.	18,411	524,529
EPAM Systems, Inc.(b)	1,355	349,847
F5, Inc.(b)	1,530	261,921
Fair Isaac Corp.(b)	589	640,596
First Solar, Inc.(b)	2,440	384,983
Fortinet, Inc.(b)	14,910	783,670
Gartner, Inc.(b)	1,864	810,542
Hewlett Packard Enterprise Co.	29,888	505,405
HP, Inc.	20,213	593,049
Intel Corp.	93,961	4,200,057
International Business Machines Corp.	21,293	3,376,218
Juniper Networks, Inc.	8,309	236,391
Keysight Technologies, Inc.(b)	4,191	569,515
KLA Corp.	3,171	1,726,990
Lam Research Corp.	3,205	2,294,524
Microchip Technology, Inc.	12,988	1,083,719
Micron Technology, Inc.	25,705	1,956,665
Microsoft Corp.	174,082	65,961,411
Monolithic Power Systems, Inc.	1,061	582,192
Motorola Solutions, Inc.	4,003	1,292,449
NetApp, Inc.	4,854	443,607
NVIDIA Corp.	61,668	28,842,124
NXP Semiconductors N.V. (China)	6,081	1,241,010
ON Semiconductor Corp.(b)	10,106	720,861
Oracle Corp.	35,326	4,105,234
Palo Alto Networks, Inc.(b)(c)	7,100	2,095,139
PTC, Inc.(b)	2,655	417,791
Qorvo, Inc.(b)	2,481	239,416

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	26,307	$3,394,918
Roper Technologies, Inc.	2,541	1,367,693
Salesforce, Inc.(b)	23,244	5,855,164
ServiceNow, Inc.(b)	4,740	3,250,408
Skyworks Solutions, Inc.	4,063	393,827
Synopsys, Inc.(b)	3,549	1,927,923
TE Connectivity Ltd.	7,531	986,561
Teledyne Technologies, Inc.(b)	1,137	458,165
Teradyne, Inc.(c)	3,848	354,901
Texas Instruments, Inc.	21,463	3,277,615
Trimble, Inc.(b)	5,793	268,795
Tyler Technologies, Inc.(b)	1,074	439,094
Western Digital Corp.(b)	7,492	361,938
Zebra Technologies Corp., Class A(b)	1,228	291,011
		261,103,202
Materials-2.54%
Air Products and Chemicals, Inc.	5,291	1,431,480
Albemarle Corp.(c)	2,904	352,168
Amcor PLC	35,708	338,512
Avery Dennison Corp.	1,870	363,715
Ball Corp.	7,651	423,024
Celanese Corp.(c)	2,288	317,254
CF Industries Holdings, Inc.	4,300	323,145
Corteva, Inc.	16,514	746,433
Dow, Inc.	17,313	895,948
DuPont de Nemours, Inc.	10,877	778,141
Eastman Chemical Co.	2,783	233,299
Ecolab, Inc.	6,008	1,151,914
FMC Corp.	2,916	156,472
Freeport-McMoRan, Inc.	33,805	1,261,603
International Flavors & Fragrances, Inc.(c)	6,047	455,823
International Paper Co.	8,044	297,145
Linde PLC	11,739	4,857,246
LyondellBasell Industries N.V., Class A	5,993	569,934
Martin Marietta Materials, Inc.	1,509	701,066
Mosaic Co. (The)	7,412	266,017
Newmont Corp.	19,241	773,296
Nucor Corp.	6,064	1,030,698
Packaging Corp. of America	2,206	370,630
PPG Industries, Inc.	5,997	851,514
Sherwin-Williams Co. (The)	5,604	1,562,395
Steel Dynamics, Inc.	3,787	451,145
Vulcan Materials Co.	3,226	688,944
WestRock Co.	5,770	237,551
		21,886,512
Real Estate-1.94%
Alexandria Real Estate Equities, Inc.(c)	3,609	394,825
AvalonBay Communities, Inc.	3,337	577,101
Boston Properties, Inc.	3,408	194,017
CBRE Group, Inc., Class A(b)	7,382	582,883
CoStar Group, Inc.(b)(c)	9,544	792,534
Digital Realty Trust, Inc.	6,981	968,823
Equinix, Inc.	2,250	1,833,773
Equity Residential	8,070	458,699
Essex Property Trust, Inc.	1,530	326,594
Federal Realty Investment Trust	1,780	170,150
Healthpeak Properties, Inc.	13,042	225,887
Host Hotels & Resorts, Inc.(c)	16,935	295,854
Invitation Homes, Inc.	14,292	476,781
Iron Mountain, Inc.	6,833	438,337
Kimco Realty Corp.	14,485	279,850
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	2,761	$343,689
Prologis, Inc.	22,645	2,602,590
Public Storage	3,839	993,380
Realty Income Corp.	16,223	875,393
Regency Centers Corp.	3,533	221,802
Simon Property Group, Inc.	7,479	934,052
Ventas, Inc.	9,360	429,062
VICI Properties, Inc.	23,922	715,029
Welltower, Inc.	11,882	1,058,686
Weyerhaeuser Co.	17,719	555,491
		16,745,282
Utilities-2.42%
Alliant Energy Corp.	6,013	304,077
Ameren Corp.	6,192	480,437
American Electric Power Co., Inc.	12,499	994,295
American Water Works Co., Inc.	4,831	636,919
Atmos Energy Corp.	3,453	392,986
CenterPoint Energy, Inc.	15,431	436,234
CMS Energy Corp.	6,911	392,268
Consolidated Edison, Inc.	8,680	782,155
Constellation Energy Corp.	7,493	906,953
DTE Energy Co.	5,372	559,279
Duke Energy Corp.	18,527	1,709,672
Edison International	9,308	623,543
Entergy Corp.	4,863	493,157
Evergy, Inc.	5,468	279,087
Eversource Energy	8,363	496,846
Exelon Corp.	24,322	936,640
FirstEnergy Corp.	13,157	486,020
NextEra Energy, Inc.	48,654	2,846,745
NiSource, Inc.	10,044	257,528
NRG Energy, Inc.	5,856	280,151
PG&E Corp.(b)	38,678	664,101
Pinnacle West Capital Corp.	2,819	211,256
PPL Corp.	17,785	464,544
Public Service Enterprise Group, Inc.	11,886	742,043
Sempra	15,286	1,113,891
Southern Co. (The)	26,359	1,870,962
WEC Energy Group, Inc.	7,588	634,509
Xcel Energy, Inc.	13,534	823,409
		20,819,707
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $782,121,251)		860,599,252
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.93%
Invesco Private Government Fund, 5.32%(d)(e)(f)	4,319,988	4,319,988

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	12,364,091	$12,369,037
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,686,174)		16,689,025
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $798,807,425)		877,288,277
OTHER ASSETS LESS LIABILITIES-(1.78)%		(15,366,645)
NET ASSETS-100.00%		$861,921,632
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Ltd.	$165,664	$-	$-	$(17,170)	$-	$148,494	$2,081
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	5,214,259	(5,214,259)	-	-	-	4,257
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,093,256	13,527,191	(13,300,459)	-	-	4,319,988	83,166*
Invesco Private Prime Fund	10,525,517	30,316,594	(28,479,264)	2,851	3,339	12,369,037	224,382*
Total	$14,784,437	$49,058,044	$(46,993,982)	$(14,319)	$3,339	$16,837,519	$313,886

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.77%
Frontier Communications Parent, Inc.(b)(c)	28,078	$614,627
Iridium Communications, Inc.	15,665	596,837
New York Times Co. (The), Class A	20,199	949,151
Nexstar Media Group, Inc., Class A(c)	5,130	728,101
TEGNA, Inc.	29,217	447,897
TKO Group Holdings, Inc.(c)	5,191	401,420
Ziff Davis, Inc.(b)	5,876	375,006
ZoomInfo Technologies, Inc., Class A(b)	33,670	483,838
		4,596,877
Consumer Discretionary-15.43%
Adient PLC(b)	11,812	380,346
Aramark(c)	32,360	906,404
Autoliv, Inc. (Sweden)	9,485	982,836
AutoNation, Inc.(b)	3,914	529,447
Boyd Gaming Corp.	9,745	575,442
Brunswick Corp.(c)	8,951	705,965
Capri Holdings Ltd.(b)	15,682	759,636
Carter’s, Inc.(c)	4,986	339,995
Choice Hotels International, Inc.(c)	3,231	356,315
Churchill Downs, Inc.	8,540	988,676
Columbia Sportswear Co.(c)	4,599	360,240
Crocs, Inc.(b)(c)	7,761	819,639
Deckers Outdoor Corp.(b)	3,309	2,197,077
Dick’s Sporting Goods, Inc.(c)	7,956	1,035,076
Five Below, Inc.(b)(c)	7,350	1,385,181
Fox Factory Holding Corp.(b)	5,500	343,805
GameStop Corp., Class A(b)(c)	30,994	450,963
Gap, Inc. (The)	27,057	543,034
Gentex Corp.	29,224	888,702
Goodyear Tire & Rubber Co. (The)(b)	34,362	477,288
Graham Holdings Co., Class B	482	302,286
Grand Canyon Education, Inc.(b)	4,007	547,837
Harley-Davidson, Inc.(c)	15,816	474,322
Helen of Troy Ltd.(b)(c)	3,162	332,105
Hilton Grand Vacations, Inc.(b)	9,783	335,166
KB Home	10,103	526,366
Lear Corp.	7,361	984,534
Leggett & Platt, Inc.(c)	17,202	393,410
Light & Wonder, Inc.(b)	11,511	1,017,803
Lithia Motors, Inc., Class A	3,459	923,518
Macy’s, Inc.(c)	34,903	553,561
Marriott Vacations Worldwide Corp.	4,622	336,944
Mattel, Inc.(b)(c)	43,706	830,414
Murphy USA, Inc.	2,510	927,570
Nordstrom, Inc.(c)	15,992	249,795
Ollie’s Bargain Outlet Holdings, Inc.(b)	7,445	545,495
Penn Entertainment, Inc.(b)(c)	20,428	501,712
Penske Automotive Group, Inc.(c)	3,087	460,889
Polaris, Inc.	6,861	565,827
PVH Corp.	8,139	795,831
RH(b)(c)	2,164	584,215
Service Corp. International(c)	19,274	1,180,918
Skechers U.S.A., Inc., Class A(b)	17,115	1,008,245
Taylor Morrison Home Corp., Class A(b)	13,930	628,243
Tempur Sealy International, Inc.	22,075	890,064
Texas Roadhouse, Inc.	8,548	962,163
Thor Industries, Inc.	6,751	668,821
Toll Brothers, Inc.	12,874	1,105,748
TopBuild Corp.(b)	4,015	1,187,557
Topgolf Callaway Brands Corp.(b)(c)	18,800	230,488
Travel + Leisure Co.	9,656	344,140
	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class A(b)	45,924	$373,821
Valvoline, Inc.	17,562	601,323
Visteon Corp.(b)	3,468	411,547
Wendy’s Co. (The)	20,520	384,750
Williams-Sonoma, Inc.(c)	8,254	1,547,955
Wyndham Hotels & Resorts, Inc.	10,525	814,003
YETI Holdings, Inc.(b)(c)	11,065	471,812
		40,027,265
Consumer Staples-4.78%
BellRing Brands, Inc.(b)	16,712	884,065
BJ’s Wholesale Club Holdings, Inc.(b)(c)	17,323	1,118,719
Boston Beer Co., Inc. (The), Class A(b)	1,169	414,714
Casey’s General Stores, Inc.	4,784	1,317,514
Celsius Holdings, Inc.(b)(c)	14,799	732,698
Coca-Cola Consolidated, Inc.	601	441,446
Coty, Inc., Class A(b)	48,070	547,998
Darling Ingredients, Inc.(b)	21,391	938,423
Flowers Foods, Inc.	24,935	518,897
Grocery Outlet Holding Corp.(b)(c)	11,389	321,284
Ingredion, Inc.	8,377	858,559
Lancaster Colony Corp.	2,469	409,607
Performance Food Group Co.(b)	20,279	1,319,149
Pilgrim’s Pride Corp.(b)(c)	5,667	144,849
Post Holdings, Inc.(b)(c)	6,883	588,015
Sprouts Farmers Market, Inc.(b)(c)	13,357	575,420
US Foods Holding Corp.(b)	29,165	1,278,302
		12,409,659
Energy-4.93%
Antero Midstream Corp.	43,240	575,957
Antero Resources Corp.(b)	35,328	834,801
ChampionX Corp.	23,689	694,561
Chesapeake Energy Corp.(c)	13,411	1,077,037
Chord Energy Corp.	5,105	827,725
CNX Resources Corp.(b)(c)	20,648	430,717
DT Midstream, Inc.(c)	12,410	710,969
HF Sinclair Corp.	15,358	805,988
Matador Resources Co.	13,937	806,673
Murphy Oil Corp.	17,841	763,060
NOV, Inc.	47,880	901,102
Ovintiv, Inc.	30,598	1,356,715
PBF Energy, Inc., Class A	12,891	572,360
Range Resources Corp.(c)	30,094	978,055
Southwestern Energy Co.(b)	140,766	927,648
Valaris Ltd.(b)(c)	7,556	518,342
		12,781,710
Financials-15.30%
Affiliated Managers Group, Inc.	4,533	614,448
American Financial Group, Inc.	8,854	1,012,809
Associated Banc-Corp	19,223	341,016
Bank OZK(c)	13,710	573,901
Brighthouse Financial, Inc.(b)	8,332	433,514
Cadence Bank(c)	23,334	584,517
CNO Financial Group, Inc.	14,165	375,372
Columbia Banking System, Inc.	26,102	585,468
Commerce Bancshares, Inc.	14,465	731,495
Cullen/Frost Bankers, Inc.	8,085	794,675
East West Bancorp, Inc.	18,252	1,148,416
Erie Indemnity Co., Class A	3,150	931,266
Essent Group Ltd.	13,479	651,575
Euronet Worldwide, Inc.(b)(c)	5,997	523,058
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Evercore, Inc., Class A	4,512	$665,746
F.N.B. Corp.	46,146	553,290
Federated Hermes, Inc., Class B	10,514	334,555
First American Financial Corp.	12,875	767,350
First Financial Bankshares, Inc.(c)	16,815	441,394
First Horizon Corp.(c)	69,787	892,576
FirstCash Holdings, Inc.	4,516	505,792
Glacier Bancorp, Inc.	14,252	479,295
Hancock Whitney Corp.	10,976	452,760
Hanover Insurance Group, Inc. (The)	4,443	552,265
Home BancShares, Inc.(c)	24,035	533,096
Interactive Brokers Group, Inc., Class A	12,592	980,161
International Bancshares Corp.	6,521	292,597
Janus Henderson Group PLC(c)	16,542	433,235
Jefferies Financial Group, Inc.	22,407	794,104
Kemper Corp.	7,920	350,302
Kinsale Capital Group, Inc.	2,667	933,717
MGIC Investment Corp.	36,245	637,549
New York Community Bancorp, Inc.	94,474	889,000
Old National Bancorp	37,140	553,015
Old Republic International Corp.	34,406	1,008,440
Pinnacle Financial Partners, Inc.	9,372	680,126
Primerica, Inc.	4,532	949,499
Prosperity Bancshares, Inc.	11,732	707,557
Reinsurance Group of America, Inc.	8,280	1,350,137
RenaissanceRe Holdings Ltd. (Bermuda)	6,280	1,346,181
RLI Corp.	5,066	686,950
SEI Investments Co.	12,803	751,152
Selective Insurance Group, Inc.	7,607	773,556
SLM Corp.	30,679	461,105
South State Corp.(c)	9,583	709,621
Starwood Property Trust, Inc.(c)	38,867	772,287
Stifel Financial Corp.	13,152	802,535
Synovus Financial Corp.	18,318	564,011
Texas Capital Bancshares, Inc.(b)	6,060	332,573
UMB Financial Corp.	5,534	396,566
United Bankshares, Inc.	17,268	571,743
Unum Group	23,536	1,012,048
Valley National Bancorp(c)	53,556	487,360
Voya Financial, Inc.(c)	12,517	895,091
Webster Financial Corp.	22,126	992,351
Western Union Co. (The)	45,284	526,653
WEX, Inc.(b)	5,246	926,339
Wintrust Financial Corp.	7,714	660,858
		39,708,068
Health Care-7.53%
Acadia Healthcare Co., Inc.(b)	11,881	867,194
Bruker Corp.	12,820	834,454
Chemed Corp.	1,922	1,089,774
Doximity, Inc., Class A(b)(c)	14,569	338,729
Encompass Health Corp.	12,541	817,297
Enovis Corp.(b)	6,340	313,576
Envista Holdings Corp.(b)	20,691	469,479
Exelixis, Inc.(b)	40,806	889,979
Globus Medical, Inc., Class A(b)(c)	14,850	667,062
Haemonetics Corp.(b)	6,319	511,018
HealthEquity, Inc.(b)(c)	10,312	691,110
Integra LifeSciences Holdings Corp.(b)(c)	9,017	353,376
Jazz Pharmaceuticals PLC(b)(c)	8,425	996,088
Lantheus Holdings, Inc.(b)(c)	8,681	621,733
Medpace Holdings, Inc.(b)	3,088	835,983
Neogen Corp.(b)(c)	27,755	471,002
	Shares	Value
Health Care-(continued)
Neurocrine Biosciences, Inc.(b)	12,105	$1,411,322
Option Care Health, Inc.(b)	20,838	619,931
Patterson Cos., Inc.	10,977	278,926
Penumbra, Inc.(b)(c)	4,560	1,012,730
Perrigo Co. PLC	17,070	519,952
Progyny, Inc.(b)	9,736	334,529
QuidelOrtho Corp.(b)(c)	7,079	486,540
Repligen Corp.(b)(c)	6,736	1,059,236
Shockwave Medical, Inc.(b)(c)	4,269	745,154
Tenet Healthcare Corp.(b)	12,679	874,978
United Therapeutics Corp.(b)	5,907	1,417,680
		19,528,832
Industrials-23.47%
Acuity Brands, Inc.(c)	3,926	703,775
Advanced Drainage Systems, Inc.	7,816	946,596
AECOM	17,895	1,590,150
AGCO Corp.	7,733	877,927
ASGN, Inc.(b)	6,279	560,338
Avis Budget Group, Inc.(b)(c)	3,075	562,264
Brink’s Co. (The)	5,767	455,016
Builders FirstSource, Inc.(b)	16,504	2,213,351
BWX Technologies, Inc.	11,609	905,850
CACI International, Inc., Class A(b)	2,885	925,941
Carlisle Cos., Inc.	6,603	1,851,547
Clean Harbors, Inc.(b)	6,376	1,030,744
Concentrix Corp.	5,602	526,532
Crane Co.	6,323	668,215
Curtiss-Wright Corp.	4,879	1,043,618
Donaldson Co., Inc.	15,198	924,646
EMCOR Group, Inc.	6,002	1,275,545
EnerSys	5,378	475,845
Esab Corp.	6,654	513,356
ExlService Holdings, Inc.(b)(c)	20,662	586,181
Exponent, Inc.	6,312	485,772
Flowserve Corp.	15,877	607,454
Fluor Corp.(b)	17,429	662,825
Fortune Brands Innovations, Inc.	16,536	1,131,558
FTI Consulting, Inc.(b)	4,413	972,890
GATX Corp.(c)	4,501	490,609
Genpact Ltd.	20,946	711,326
Graco, Inc.	21,618	1,746,302
GXO Logistics, Inc.(b)	15,233	857,009
Hertz Global Holdings, Inc.(b)(c)	19,897	165,941
Hexcel Corp.	10,643	737,666
Insperity, Inc.	4,559	518,586
ITT, Inc.	10,496	1,136,402
KBR, Inc.	17,285	893,116
Kirby Corp.(b)	7,329	562,501
Knight-Swift Transportation Holdings, Inc.	20,988	1,128,735
Landstar System, Inc.	4,576	790,046
Lennox International, Inc.	4,030	1,638,840
Lincoln Electric Holdings, Inc.	7,464	1,478,320
ManpowerGroup, Inc.	6,499	482,291
MasTec, Inc.(b)	7,833	474,993
Maximus, Inc.	7,646	638,365
MDU Resources Group, Inc.	25,964	496,951
Middleby Corp. (The)(b)(c)	6,832	862,403
MSA Safety, Inc.	4,750	827,165
MSC Industrial Direct Co., Inc., Class A	6,279	611,700
nVent Electric PLC	21,003	1,118,410
Oshkosh Corp.	8,206	798,362
Owens Corning	11,406	1,546,425

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Paylocity Holding Corp.(b)	5,105	$799,800
Regal Rexnord Corp.	8,236	986,673
Ryder System, Inc.	5,799	621,305
Saia, Inc.(b)	3,261	1,273,062
Science Applications International Corp.	6,811	799,680
Simpson Manufacturing Co., Inc.	5,462	911,990
Stericycle, Inc.(b)	11,225	527,238
Sunrun, Inc.(b)(c)	27,370	353,073
Terex Corp.	8,313	411,494
Tetra Tech, Inc.	6,641	1,050,274
Timken Co. (The)	8,240	596,576
Toro Co. (The)(c)	13,419	1,113,777
Trex Co., Inc.(b)	13,704	962,980
UFP Industries, Inc.	7,808	855,991
Valmont Industries, Inc.	2,721	597,450
Watsco, Inc.(c)	4,302	1,644,353
Watts Water Technologies, Inc., Class A	3,488	671,475
Werner Enterprises, Inc.	7,780	311,278
WESCO International, Inc.	5,747	895,670
Woodward, Inc.	7,400	1,000,332
XPO, Inc.(b)	14,903	1,285,831
		60,880,702
Information Technology-9.32%
Allegro MicroSystems, Inc. (Japan)(b)(c)	8,662	235,780
Amkor Technology, Inc.	12,720	358,322
Arrow Electronics, Inc.(b)(c)	7,220	856,003
Aspen Technology, Inc.(b)(c)	3,718	699,951
Avnet, Inc.	11,633	543,959
Belden, Inc.	5,136	341,236
Blackbaud, Inc.(b)(c)	5,837	439,176
Calix, Inc.(b)(c)	7,129	275,108
Ciena Corp.(b)(c)	19,035	872,755
Cirrus Logic, Inc.(b)	7,265	551,486
Cognex Corp.	22,166	835,658
Coherent Corp.(b)	18,626	685,251
CommVault Systems, Inc.(b)	5,498	404,543
Crane NXT Co.	6,125	315,192
Dolby Laboratories, Inc., Class A	7,402	637,534
Dynatrace, Inc.(b)	27,213	1,457,256
IPG Photonics Corp.(b)	3,976	380,742
Jabil, Inc.	16,957	1,955,481
Kyndryl Holdings, Inc.(b)	25,483	459,458
Lattice Semiconductor Corp.(b)	17,297	1,012,739
Littelfuse, Inc.	3,145	732,156
MACOM Technology Solutions Holdings, Inc.(b)(c)	6,600	554,268
Manhattan Associates, Inc.(b)	7,829	1,746,258
NCR Voyix Corp.(b)(c)	18,370	288,042
Novanta, Inc.(b)	4,524	653,447
Power Integrations, Inc.	7,144	545,873
Qualys, Inc.(b)	4,178	772,261
Silicon Laboratories, Inc.(b)(c)	4,162	438,550
Super Micro Computer, Inc.(b)(c)	5,743	1,570,538
Synaptics, Inc.(b)	4,811	487,066
TD SYNNEX Corp.	5,204	513,323
Teradata Corp.(b)	12,931	610,990
Universal Display Corp.	5,454	922,817
Vishay Intertechnology, Inc.	16,516	367,151
Vontier Corp.	19,626	661,985
		24,182,355
	Shares	Value
Materials-7.87%
Alcoa Corp.(c)	22,010	$591,188
AptarGroup, Inc.	8,608	1,092,269
Ashland, Inc.	6,124	489,430
Avient Corp.	11,197	384,617
Axalta Coating Systems Ltd.(b)	28,593	899,822
Berry Global Group, Inc.	15,445	1,021,223
Cabot Corp.	6,964	528,568
Chemours Co. (The)	18,869	517,577
Cleveland-Cliffs, Inc.(b)(c)	66,020	1,132,903
Commercial Metals Co.	14,791	670,476
Crown Holdings, Inc.	15,384	1,323,178
Eagle Materials, Inc.	4,600	832,830
Graphic Packaging Holding Co.	39,042	885,082
Greif, Inc., Class A	3,470	242,553
Knife River Corp.(b)(c)	6,680	398,662
Louisiana-Pacific Corp.	9,111	555,680
NewMarket Corp.	844	447,750
Olin Corp.	17,371	818,869
Reliance Steel & Aluminum Co.	7,772	2,139,321
Royal Gold, Inc.	8,416	1,025,069
RPM International, Inc.	16,432	1,691,346
Silgan Holdings, Inc.	10,823	451,535
Sonoco Products Co.	12,623	696,285
United States Steel Corp.(c)	28,189	1,011,985
Westlake Corp.	4,374	561,578
		20,409,796
Real Estate-6.79%
Agree Realty Corp.	11,833	700,632
Apartment Income REIT Corp.	18,999	591,249
Brixmor Property Group, Inc.(c)	37,398	804,805
COPT Defense Properties(c)	14,133	342,019
Cousins Properties, Inc.	19,091	391,747
CubeSmart	29,094	1,156,777
EastGroup Properties, Inc.	5,596	972,305
EPR Properties	9,434	420,945
First Industrial Realty Trust, Inc.	16,702	785,829
Healthcare Realty Trust, Inc.(c)	48,614	742,336
Independence Realty Trust, Inc.(c)	28,654	390,267
Jones Lang LaSalle, Inc.(b)(c)	6,004	933,742
Kilroy Realty Corp.	12,847	423,694
Kite Realty Group Trust	27,537	581,581
Lamar Advertising Co., Class A	11,064	1,120,673
Medical Properties Trust, Inc.(c)	76,330	370,201
NNN REIT, Inc.	23,245	944,212
Omega Healthcare Investors, Inc.	29,397	933,355
Park Hotels & Resorts, Inc.(c)	26,772	397,029
Physicians Realty Trust	31,214	364,580
PotlatchDeltic Corp.(c)	10,111	463,488
Rayonier, Inc.	18,515	568,040
Rexford Industrial Realty, Inc.	25,902	1,274,896
Sabra Health Care REIT, Inc.	28,411	414,801
Spirit Realty Capital, Inc.	17,854	737,370
STAG Industrial, Inc.	22,298	799,383
		17,625,956
Utilities-2.77%
ALLETE, Inc.	7,141	396,183
Black Hills Corp.	8,446	435,729
Essential Utilities, Inc.	31,311	1,114,985
IDACORP, Inc.(c)	6,324	610,266
National Fuel Gas Co.	11,885	603,639
New Jersey Resources Corp.	12,240	516,528

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
NorthWestern Energy Group, Inc.	7,691	$386,934
OGE Energy Corp.(c)	25,499	893,740
ONE Gas, Inc.	6,779	390,674
Ormat Technologies, Inc.(c)	6,636	446,735
Portland General Electric Co.	12,227	502,041
Southwest Gas Holdings, Inc.(c)	8,360	494,160
Spire, Inc.	6,547	399,432
		7,191,046
Total Common Stocks & Other Equity Interests (Cost $245,631,483)		259,342,266
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $65,897)	65,897	65,897
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $245,697,380)		259,408,163
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.51%
Invesco Private Government Fund, 5.32%(d)(e)(f)	10,871,652	$10,871,652
Invesco Private Prime Fund, 5.55%(d)(e)(f)	29,361,261	29,373,006
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,237,635)		40,244,658
TOTAL INVESTMENTS IN SECURITIES-115.49% (Cost $285,935,015)		299,652,821
OTHER ASSETS LESS LIABILITIES-(15.49)%		(40,200,797)
NET ASSETS-100.00%		$259,452,024

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,110	$2,380,920	$(2,411,133)	$-	$-	$65,897	$1,389
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,701,199	21,171,630	(20,001,177)	-	-	10,871,652	143,539*
Invesco Private Prime Fund	24,945,939	38,118,217	(33,702,056)	7,023	3,883	29,373,006	379,810*
Total	$34,743,248	$61,670,767	$(56,114,366)	$7,023	$3,883	$40,310,555	$524,738

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Consumer Discretionary-11.25%
Gentex Corp.	337,291	$10,257,019
Graham Holdings Co., Class B(b)	16,859	10,573,122
Grand Canyon Education, Inc.(c)	81,284	11,113,149
Murphy USA, Inc.	25,893	9,568,758
Service Corp. International(b)	172,273	10,555,167
Texas Roadhouse, Inc.	100,120	11,269,507
Valvoline, Inc.	313,658	10,739,650
Wendy’s Co. (The)	597,231	11,198,081
Wyndham Hotels & Resorts, Inc.	121,535	9,399,517
		94,673,970
Consumer Staples-7.45%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	136,275	8,800,639
Casey’s General Stores, Inc.	34,884	9,607,054
Flowers Foods, Inc.	459,447	9,561,092
Ingredion, Inc.	117,958	12,089,515
Performance Food Group Co.(c)	157,723	10,259,881
Post Holdings, Inc.(b)(c)	144,562	12,349,932
		62,668,113
Energy-2.44%
Antero Midstream Corp.	748,763	9,973,523
DT Midstream, Inc.(b)	184,877	10,591,604
		20,565,127
Financials-14.59%
American Financial Group, Inc.	89,228	10,206,791
Essent Group Ltd.	199,602	9,648,761
Federated Hermes, Inc., Class B	300,705	9,568,433
FirstCash Holdings, Inc.	84,286	9,440,032
Hanover Insurance Group, Inc. (The)	87,049	10,820,191
MGIC Investment Corp.	586,127	10,309,974
Old Republic International Corp.	421,173	12,344,580
Primerica, Inc.	45,333	9,497,717
Reinsurance Group of America, Inc.	57,231	9,332,087
RLI Corp.	68,256	9,255,513
SEI Investments Co.	213,037	12,498,881
Selective Insurance Group, Inc.	96,467	9,809,729
		122,732,689
Health Care-3.61%
Chemed Corp.	19,513	11,063,871
Encompass Health Corp.	154,727	10,083,559
Jazz Pharmaceuticals PLC(b)(c)	77,662	9,181,978
		30,329,408
Industrials-16.93%
AECOM	135,803	12,067,455
BWX Technologies, Inc.(b)	133,503	10,417,239
CACI International, Inc., Class A(c)	34,419	11,046,778
Curtiss-Wright Corp.	52,238	11,173,708
Donaldson Co., Inc.	182,516	11,104,273
GATX Corp.(b)	95,259	10,383,231
Genpact Ltd.	284,737	9,669,669
KBR, Inc.	209,733	10,836,904
Landstar System, Inc.	58,085	10,028,375
Lincoln Electric Holdings, Inc.(b)	51,086	10,118,093
MDU Resources Group, Inc.	625,210	11,966,519
MSC Industrial Direct Co., Inc., Class A	114,725	11,176,510
Science Applications International Corp.	105,650	12,404,367
		142,393,121
Information Technology-4.51%
Avnet, Inc.	206,603	9,660,756
	Shares	Value
Information Technology-(continued)
Blackbaud, Inc.(c)	122,125	$9,188,685
Dolby Laboratories, Inc., Class A	111,934	9,640,876
TD SYNNEX Corp.	96,244	9,493,508
		37,983,825
Materials-7.28%
AptarGroup, Inc.(b)	93,476	11,861,169
Ashland, Inc.	124,640	9,961,229
Graphic Packaging Holding Co.	431,733	9,787,387
NewMarket Corp.	19,676	10,438,315
Reliance Steel & Aluminum Co.	33,681	9,271,032
Sonoco Products Co.(b)	179,506	9,901,551
		61,220,683
Real Estate-18.72%
Agree Realty Corp.	220,170	13,036,266
Apartment Income REIT Corp.(b)	322,477	10,035,484
Brixmor Property Group, Inc.(b)	428,558	9,222,568
EastGroup Properties, Inc.(b)	54,319	9,437,926
EPR Properties	205,582	9,173,069
Equity LifeStyle Properties, Inc.(b)	140,488	9,988,697
First Industrial Realty Trust, Inc.	228,170	10,735,398
Gaming and Leisure Properties, Inc.	268,857	12,563,688
NNN REIT, Inc.	327,464	13,301,588
Omega Healthcare Investors, Inc.(b)	295,977	9,397,270
Physicians Realty Trust(b)	880,372	10,282,745
PotlatchDeltic Corp.(b)	212,579	9,744,621
Rayonier, Inc.	335,597	10,296,116
Spirit Realty Capital, Inc.	258,144	10,661,347
STAG Industrial, Inc.	267,984	9,607,226
		157,484,009
Utilities-13.17%
ALLETE, Inc.	187,847	10,421,752
Black Hills Corp.	202,486	10,446,253
Essential Utilities, Inc.	316,659	11,276,227
IDACORP, Inc.(b)	121,142	11,690,203
National Fuel Gas Co.	201,629	10,240,737
New Jersey Resources Corp.	264,329	11,154,684
NorthWestern Energy Group, Inc.(b)	234,804	11,812,989
OGE Energy Corp.(b)	346,805	12,155,515
Portland General Electric Co.(b)	260,507	10,696,417
Spire, Inc.	178,736	10,904,683
		110,799,460
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $833,927,963)		840,850,405
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.57%
Invesco Private Government Fund, 5.32%(d)(e)(f)	20,192,802	20,192,802
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	51,891,067	$51,911,823
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,097,362)		72,104,625
TOTAL INVESTMENTS IN SECURITIES-108.52% (Cost $906,025,325)		912,955,030
OTHER ASSETS LESS LIABILITIES-(8.52)%		(71,696,308)
NET ASSETS-100.00%		$841,258,722
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,489,092	$(5,489,092)	$-	$-	$-	$4,418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,241,901	60,979,373	(65,028,472)	-	-	20,192,802	261,618*
Invesco Private Prime Fund	62,336,320	154,148,948	(164,591,999)	7,652	10,902	51,911,823	696,659*
Total	$86,578,221	$220,617,413	$(235,109,563)	$7,652	$10,902	$72,104,625	$962,695

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-2.76%
AMC Networks, Inc., Class A(b)	6,410	$97,688
ATN International, Inc.	2,463	74,974
Cargurus, Inc.(b)	18,802	406,499
Cars.com, Inc.(b)	13,313	247,888
Cogent Communications Holdings, Inc.	9,546	609,608
Consolidated Communications Holdings, Inc.(b)	17,694	76,084
DISH Network Corp., Class A(b)(c)	52,745	193,047
E.W. Scripps Co. (The), Class A(b)(c)	15,743	108,784
Gogo, Inc.(b)(c)	13,076	131,152
John Wiley & Sons, Inc., Class A	9,721	293,671
Lumen Technologies, Inc.(b)	212,627	278,541
Madison Square Garden Sports Corp., Class A(b)	4,019	679,975
Marcus Corp. (The)(c)	5,346	74,363
QuinStreet, Inc.(b)	11,275	140,825
Scholastic Corp.	6,646	252,482
Shenandoah Telecommunications Co.(c)	11,894	264,879
Shutterstock, Inc.	5,202	228,420
Telephone & Data Systems, Inc.	23,504	463,029
Thryv Holdings, Inc.(b)	6,933	123,338
Yelp, Inc.(b)	14,424	630,473
		5,375,720
Consumer Discretionary-14.78%
Abercrombie & Fitch Co., Class A(b)	10,535	799,501
Academy Sports & Outdoors, Inc.(c)	17,615	896,075
Adtalem Global Education, Inc.(b)	9,361	533,296
Advance Auto Parts, Inc.(c)	13,142	667,482
American Axle & Manufacturing Holdings, Inc.(b)	24,295	169,093
American Eagle Outfitters, Inc.(c)	38,963	741,466
America’s Car-Mart, Inc.(b)(c)	1,463	116,850
Asbury Automotive Group, Inc.(b)	4,732	992,868
BJ’s Restaurants, Inc.(b)	5,264	157,552
Bloomin’ Brands, Inc.(c)	19,519	455,573
Boot Barn Holdings, Inc.(b)(c)	6,712	491,855
Brinker International, Inc.(b)(c)	10,195	367,122
Buckle, Inc. (The)(c)	6,700	258,352
Caleres, Inc.(c)	8,024	243,609
Cavco Industries, Inc.(b)(c)	1,772	501,086
Century Communities, Inc.	6,357	458,594
Cheesecake Factory, Inc. (The)	10,805	338,737
Chico’s FAS, Inc.(b)	28,495	214,852
Chuy’s Holdings, Inc.(b)(c)	4,068	143,194
Cracker Barrel Old Country Store, Inc.(c)	5,253	352,634
Dana, Inc.	27,940	369,087
Dave & Buster’s Entertainment, Inc.(b)(c)	9,001	369,401
Designer Brands, Inc., Class A	11,025	128,331
Dorman Products, Inc.(b)(c)	6,146	442,758
Ethan Allen Interiors, Inc.	5,007	134,388
Frontdoor, Inc.(b)	17,855	612,962
Gentherm, Inc.(b)(c)	7,520	345,318
G-III Apparel Group Ltd.(b)	9,044	260,196
Golden Entertainment, Inc.	5,084	181,194
Green Brick Partners, Inc.(b)	6,026	285,934
Group 1 Automotive, Inc.	3,080	868,868
Guess?, Inc.	6,603	145,398
Haverty Furniture Cos., Inc., (Acquired 12/03/2021 - 11/10/2023; Cost $87,245)(d)	3,066	96,088
Hibbett, Inc.	2,842	177,767
Installed Building Products, Inc.(c)	5,223	786,114
Jack in the Box, Inc.(c)	4,460	322,458
Kontoor Brands, Inc.	11,263	619,127
	Shares	Value
Consumer Discretionary-(continued)
La-Z-Boy, Inc.(c)	9,228	$324,733
LCI Industries	5,728	621,545
LGI Homes, Inc.(b)(c)	4,596	542,650
M.D.C. Holdings, Inc.	13,171	582,949
M/I Homes, Inc.(b)	6,281	662,708
MarineMax, Inc.(b)	4,885	145,720
Meritage Homes Corp.	8,237	1,163,888
Mister Car Wash, Inc.(b)(c)	17,925	130,494
Monarch Casino & Resort, Inc.	2,993	188,200
Monro, Inc.(c)	6,804	196,772
Movado Group, Inc.	3,323	86,896
National Vision Holdings, Inc.(b)(c)	17,831	328,982
ODP Corp. (The)(b)	7,540	343,447
Oxford Industries, Inc.(c)	3,363	304,116
Patrick Industries, Inc.	4,805	394,202
Perdoceo Education Corp.	14,741	256,788
Phinia, Inc.	9,982	254,541
Sally Beauty Holdings, Inc.(b)	24,523	237,137
Shake Shack, Inc., Class A(b)(c)	8,385	507,796
Shoe Carnival, Inc.(c)	3,794	92,156
Signet Jewelers Ltd.(c)	9,917	814,979
Sleep Number Corp.(b)(c)	4,768	48,348
Sonic Automotive, Inc., Class A(c)	3,446	176,676
Sonos, Inc.(b)(c)	28,405	428,916
Standard Motor Products, Inc.	4,082	146,830
Steven Madden Ltd.(c)	15,654	593,600
Strategic Education, Inc.	4,974	442,537
Stride, Inc.(b)(c)	8,656	524,381
Sturm Ruger & Co., Inc.	3,889	170,960
Tri Pointe Homes, Inc.(b)	22,646	660,810
Upbound Group, Inc.	10,942	318,412
Urban Outfitters, Inc.(b)	13,327	475,774
Victoria’s Secret & Co.(b)(c)	17,819	480,222
Vista Outdoor, Inc.(b)	12,828	361,878
Winnebago Industries, Inc.(c)	6,812	440,260
Wolverine World Wide, Inc.	15,374	131,755
XPEL, Inc.(b)(c)(e)	4,683	214,013
		28,841,251
Consumer Staples-4.71%
Andersons, Inc. (The)	6,908	344,433
B&G Foods, Inc.	16,621	153,578
Calavo Growers, Inc.	4,030	87,411
Cal-Maine Foods, Inc.	8,227	394,238
Central Garden & Pet Co., Class A(b)	11,675	423,569
Chefs’ Warehouse, Inc. (The)(b)(c)	7,914	212,887
e.l.f. Beauty, Inc.(b)	11,290	1,333,236
Edgewell Personal Care Co.	11,210	390,220
Fresh Del Monte Produce, Inc.	6,644	151,483
Inter Parfums, Inc.	4,012	502,142
J&J Snack Foods Corp.	3,203	527,054
John B. Sanfilippo & Son, Inc.	1,834	168,801
Medifast, Inc.(c)	2,455	162,963
MGP Ingredients, Inc.	3,454	295,144
National Beverage Corp.(b)(c)	5,368	255,195
Nu Skin Enterprises, Inc., Class A	10,992	187,084
PriceSmart, Inc.	5,678	382,640
Simply Good Foods Co. (The)(b)(c)	19,808	767,362
SpartanNash Co.	7,927	175,742
Tootsie Roll Industries, Inc.(c)	3,946	130,573
TreeHouse Foods, Inc.(b)	11,340	461,651
United Natural Foods, Inc.(b)	14,142	205,766
Universal Corp.	5,405	304,085
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
USANA Health Sciences, Inc.(b)	2,538	$119,946
Vector Group Ltd.	29,009	310,686
WD-40 Co.(c)	3,085	746,200
		9,194,089
Energy-4.91%
Archrock, Inc.	29,479	427,151
Bristow Group, Inc.(b)	5,166	133,024
California Resources Corp.	15,258	781,362
Callon Petroleum Co.(b)(c)	10,640	332,713
Comstock Resources, Inc.	19,709	194,528
CONSOL Energy, Inc.(c)	6,564	700,182
Core Laboratories, Inc.(c)	9,414	166,722
CVR Energy, Inc.(c)	5,902	187,506
Dorian LPG Ltd.	6,360	269,410
Dril-Quip, Inc.(b)(c)	6,895	153,207
Green Plains, Inc.(b)(c)	12,627	314,160
Helix Energy Solutions Group, Inc.(b)	29,330	273,356
Helmerich & Payne, Inc.	20,902	757,279
Nabors Industries Ltd.(b)(c)	1,780	154,540
Northern Oil and Gas, Inc.(c)	17,155	641,940
Oceaneering International, Inc.(b)	20,078	414,811
Oil States International, Inc.(b)	12,787	88,102
Par Pacific Holdings, Inc.(b)	11,657	399,485
Patterson-UTI Energy, Inc.	68,170	798,271
ProPetro Holding Corp.(b)	20,119	183,284
REX American Resources Corp.(b)	3,366	165,001
RPC, Inc.	16,997	123,228
SM Energy Co.	25,819	966,922
Talos Energy, Inc.(b)	23,440	326,285
US Silica Holdings, Inc.(b)	15,349	173,137
Vital Energy, Inc.(b)	3,894	174,607
World Kinect Corp.	13,372	281,347
		9,581,560
Financials-18.23%
Ambac Financial Group, Inc.(b)	9,688	142,898
American Equity Investment Life Holding Co.(b)	13,581	749,128
Ameris Bancorp	14,424	614,174
AMERISAFE, Inc.	4,081	196,541
Apollo Commercial Real Estate Finance, Inc.(c)	28,807	310,539
Arbor Realty Trust, Inc.(c)	39,277	490,177
Artisan Partners Asset Management, Inc., Class A(c)	15,011	565,164
Assured Guaranty Ltd.	12,688	861,642
Atlantic Union Bankshares Corp.(c)	16,700	510,519
Axos Financial, Inc.(b)(c)	11,476	439,187
B. Riley Financial, Inc.(c)	3,596	66,166
Banc of California, Inc.(c)	11,527	133,252
BancFirst Corp.	3,988	345,480
Bancorp, Inc. (The)(b)	12,012	468,588
Bank of Hawaii Corp.	9,054	525,766
BankUnited, Inc.	16,424	453,138
Banner Corp.	7,380	333,133
Berkshire Hills Bancorp, Inc.(c)	9,629	201,535
Bread Financial Holdings, Inc.(c)	10,853	304,969
Brightsphere Investment Group, Inc.	7,073	123,424
Brookline Bancorp, Inc.	19,582	186,616
Capitol Federal Financial, Inc.	27,604	148,786
Central Pacific Financial Corp.	5,975	104,981
City Holding Co.(c)	3,249	312,781
Community Bank System, Inc.	12,241	543,011
Customers Bancorp, Inc.(b)	6,366	286,916
	Shares	Value
Financials-(continued)
CVB Financial Corp.(c)	28,379	$507,416
Dime Community Bancshares, Inc.(c)	7,042	141,544
Donnelley Financial Solutions, Inc.(b)	5,549	327,502
Eagle Bancorp, Inc.(c)	6,560	155,734
Ellington Financial, Inc.	13,940	181,220
Employers Holdings, Inc.	5,863	224,612
Encore Capital Group, Inc.(b)(c)	5,065	226,912
Enova International, Inc.(b)	6,863	282,756
EVERTEC, Inc.	14,230	526,083
EZCORP, Inc., Class A(b)(c)	11,458	93,956
FB Financial Corp.(c)	7,904	265,258
First Bancorp	38,507	577,605
First Bancorp(c)	9,038	283,251
First Commonwealth Financial Corp.	23,047	308,138
First Financial Bancorp	20,879	421,965
First Hawaiian, Inc.	28,385	557,765
Franklin BSP Realty Trust, Inc.(c)	18,239	238,566
Fulton Financial Corp.(c)	36,459	518,812
Genworth Financial, Inc., Class A(b)	106,421	626,820
Green Dot Corp., Class A(b)	10,317	82,742
Hanmi Financial Corp.	6,776	112,753
HCI Group, Inc.	1,548	131,224
Heritage Financial Corp.	7,794	138,889
Hilltop Holdings, Inc.	10,320	303,924
Hope Bancorp, Inc.	26,291	257,652
Horace Mann Educators Corp.	8,777	293,678
Independent Bank Corp.	9,523	543,001
Independent Bank Group, Inc.	8,172	316,093
Jackson Financial, Inc., Class A	12,583	600,587
James River Group Holdings Ltd.	8,042	72,217
Lakeland Financial Corp.(c)	5,802	322,301
Mercury General Corp.	5,859	218,248
Moelis & Co., Class A(c)	14,884	706,246
Mr. Cooper Group, Inc.(b)	15,355	929,285
National Bank Holdings Corp., Class A	8,267	272,894
Navient Corp.	21,443	367,319
NBT Bancorp, Inc.	10,555	375,019
NMI Holdings, Inc., Class A(b)	18,038	496,045
Northfield Bancorp, Inc.	8,954	85,421
Northwest Bancshares, Inc.	28,007	311,998
OFG Bancorp	10,215	342,815
Pacific Premier Bancorp, Inc.	21,282	479,271
Palomar Holdings, Inc.(b)	5,439	318,236
Park National Corp.(c)	3,232	358,752
Pathward Financial, Inc.	5,808	288,019
Payoneer Global, Inc.(b)(c)	43,990	227,868
PennyMac Mortgage Investment Trust(c)	19,492	273,668
Piper Sandler Cos.	3,258	504,110
PRA Group, Inc.(b)	8,491	157,338
Preferred Bank(c)	2,835	174,721
ProAssurance Corp.	11,603	143,529
PROG Holdings, Inc.(b)	10,275	280,096
Provident Financial Services, Inc.	16,639	253,246
Radian Group, Inc.	34,551	888,306
Ready Capital Corp.(c)	35,446	362,258
Renasant Corp.	12,590	342,952
S&T Bancorp, Inc.	8,537	238,951
Safety Insurance Group, Inc.	3,236	248,945
Seacoast Banking Corp. of Florida(c)	18,400	427,616
ServisFirst Bancshares, Inc.	11,056	565,625
Simmons First National Corp., Class A	28,435	454,676
SiriusPoint Ltd. (Bermuda)(b)	19,284	205,953

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Southside Bancshares, Inc.	6,483	$177,829
Stellar Bancorp, Inc.(c)	9,614	229,390
Stewart Information Services Corp.(c)	5,830	275,467
StoneX Group, Inc.(b)	5,803	354,737
Tompkins Financial Corp.	2,822	149,481
Triumph Financial, Inc.(b)(c)	4,679	317,564
TrustCo Bank Corp.	4,105	110,178
Trustmark Corp.	13,540	310,201
United Community Banks, Inc.(c)	25,901	638,460
United Fire Group, Inc.	4,807	100,418
Veritex Holdings, Inc.(c)	12,059	230,809
Virtus Investment Partners, Inc.	1,513	295,973
WaFd, Inc.	14,562	389,242
Walker & Dunlop, Inc.(c)	6,927	582,007
Westamerica Bancorporation	5,752	291,684
WisdomTree, Inc.(c)	24,384	158,740
World Acceptance Corp.(b)(c)	757	84,368
WSFS Financial Corp.(c)	13,542	522,315
		35,577,776
Health Care-8.63%
AdaptHealth Corp.(b)(c)	17,571	149,002
Addus HomeCare Corp.(b)	3,659	319,065
Agiliti, Inc.(b)(c)	8,085	65,165
AMN Healthcare Services, Inc.(b)	8,715	590,877
Amphastar Pharmaceuticals, Inc.(b)	8,270	465,766
ANI Pharmaceuticals, Inc.(b)	3,130	155,905
Apollo Medical Holdings, Inc.(b)(c)	10,556	350,776
Arcus Biosciences, Inc.(b)(c)	10,211	153,778
Artivion, Inc.(b)(c)	9,306	165,088
Avanos Medical, Inc.(b)	10,375	223,581
BioLife Solutions, Inc.(b)	7,164	88,619
Catalyst Pharmaceuticals, Inc.(b)(c)	22,728	327,965
Certara, Inc.(b)(c)	24,208	348,837
Collegium Pharmaceutical, Inc.(b)(c)	7,282	186,638
Community Health Systems, Inc.(b)	27,898	71,698
CONMED Corp.(c)	6,730	721,927
Corcept Therapeutics, Inc.(b)	20,203	514,570
CorVel Corp.(b)(c)	2,048	427,745
Cross Country Healthcare, Inc.(b)	7,548	152,998
Dynavax Technologies Corp.(b)(c)	26,474	362,694
Enhabit, Inc.(b)(c)	11,030	117,580
Ensign Group, Inc. (The)(c)	12,650	1,354,436
Fortrea Holdings, Inc.(b)	20,223	595,365
Fulgent Genetics, Inc.(b)(c)	4,404	121,462
Glaukos Corp.(b)	10,155	648,803
Harmony Biosciences Holdings, Inc.(b)(c)	6,327	183,863
HealthStream, Inc.	5,174	129,350
Innoviva, Inc.(b)(c)	12,913	178,845
Integer Holdings Corp.(b)	7,566	659,907
LeMaitre Vascular, Inc.	4,251	224,028
Ligand Pharmaceuticals, Inc.(b)	3,609	210,441
Merit Medical Systems, Inc.(b)	12,465	891,995
Mesa Laboratories, Inc.	1,178	100,566
NeoGenomics, Inc.(b)(c)	28,940	525,840
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	762	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	762	0
OraSure Technologies, Inc.(b)(c)	16,484	120,663
Orthofix Medical, Inc.(b)	8,029	88,720
Owens & Minor, Inc.(b)	15,293	304,025
Pediatrix Medical Group, Inc.(b)	19,122	160,242
	Shares	Value
Health Care-(continued)
Phibro Animal Health Corp., Class A	4,738	$45,437
Prestige Consumer Healthcare, Inc.(b)(c)	10,778	618,118
Privia Health Group, Inc.(b)(c)	20,558	424,728
RadNet, Inc.(b)	13,344	443,421
Schrodinger, Inc.(b)(c)	11,900	369,971
Select Medical Holdings Corp.	23,764	537,066
Simulations Plus, Inc.(c)	3,468	135,946
Supernus Pharmaceuticals, Inc.(b)(c)	11,735	319,779
UFP Technologies, Inc.(b)(c)	1,524	253,685
US Physical Therapy, Inc.(c)	3,299	280,514
Varex Imaging Corp.(b)(c)	8,759	165,107
Veradigm, Inc.(b)(c)	23,818	273,431
Vericel Corp.(b)	10,033	356,573
Vir Biotechnology, Inc.(b)	17,187	163,105
		16,845,706
Industrials-18.65%
AAON, Inc.	13,367	836,774
AAR Corp.(b)	7,436	515,315
ABM Industries, Inc.	14,417	590,953
AeroVironment, Inc.(b)	4,585	630,942
Alamo Group, Inc.	2,228	409,284
Albany International Corp., Class A	7,034	603,658
Allegiant Travel Co.	3,470	237,660
American Woodmark Corp.(b)	3,538	256,151
Apogee Enterprises, Inc.	4,947	223,110
Applied Industrial Technologies, Inc.	8,150	1,304,570
ArcBest Corp.	5,227	623,006
Arcosa, Inc.	10,825	803,215
Astec Industries, Inc.	5,290	164,466
AZZ, Inc.	5,543	272,549
Barnes Group, Inc.	11,324	298,727
Boise Cascade Co.	8,847	966,977
Brady Corp., Class A	8,983	505,473
Comfort Systems USA, Inc.	7,557	1,462,884
CoreCivic, Inc.(b)	24,762	358,306
CSG Systems International, Inc.	6,633	326,277
Deluxe Corp.	9,497	173,700
DXP Enterprises, Inc.(b)	3,131	91,676
Dycom Industries, Inc.(b)	6,493	674,428
Encore Wire Corp.(c)	3,784	697,391
Enerpac Tool Group Corp.	12,495	341,113
Enpro, Inc.	4,766	612,097
Enviri Corp.(b)	17,113	100,967
ESCO Technologies, Inc.	5,777	606,469
Federal Signal Corp.	13,885	957,232
Forrester Research, Inc.(b)	2,519	60,909
Forward Air Corp.	5,587	354,942
Franklin Electric Co., Inc.	8,621	767,269
GEO Group, Inc. (The)(b)(c)	26,468	268,650
Gibraltar Industries, Inc.(b)	6,777	455,347
GMS, Inc.(b)	9,399	635,748
Granite Construction, Inc.	9,643	443,096
Greenbrier Cos., Inc. (The)	6,996	263,819
Griffon Corp.	10,534	490,147
Healthcare Services Group, Inc.	16,323	158,496
Heartland Express, Inc.	10,092	135,435
Heidrick & Struggles International, Inc.	4,496	122,201
Hillenbrand, Inc.	15,840	613,642
HNI Corp.	10,236	399,921
Hub Group, Inc., Class A(b)	7,027	530,890
Insteel Industries, Inc.	4,241	144,279
Interface, Inc.	12,950	130,924

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
John Bean Technologies Corp.	7,022	$725,373
Kaman Corp.	6,521	132,181
Kelly Services, Inc., Class A	7,102	147,651
Kennametal, Inc.	17,712	412,867
Korn Ferry	11,538	596,976
Lindsay Corp.	2,396	285,867
Liquidity Services, Inc.(b)	5,324	102,008
Marten Transport Ltd.	12,850	242,222
MasterBrand, Inc.(b)	29,053	389,891
Matson, Inc.	8,005	766,639
Matthews International Corp., Class A	6,697	228,703
MillerKnoll, Inc.	16,984	438,187
Moog, Inc., Class A	6,225	871,562
Mueller Industries, Inc.	25,345	1,052,578
MYR Group, Inc.(b)	3,723	463,216
National Presto Industries, Inc.	1,160	86,675
NOW, Inc.(b)	22,291	222,241
NV5 Global, Inc.(b)	2,765	268,979
OPENLANE, Inc.(b)	23,683	346,245
PGT Innovations, Inc.(b)	13,412	431,732
Pitney Bowes, Inc.	38,493	155,512
Powell Industries, Inc.	1,978	164,490
Proto Labs, Inc.(b)	5,766	208,729
Quanex Building Products Corp.	6,841	210,634
Resideo Technologies, Inc.(b)	32,478	533,614
Resources Connection, Inc.	6,886	93,650
RXO, Inc.(b)	25,977	544,478
SkyWest, Inc.(b)	9,948	470,341
SPX Technologies, Inc.(b)	9,973	850,797
Standex International Corp.	2,582	345,523
Sun Country Airlines Holdings, Inc.(b)(c)	7,754	117,706
SunPower Corp.(b)(c)	19,824	82,270
Tennant Co.	4,209	360,375
Titan International, Inc.(b)	11,454	149,704
Trinity Industries, Inc.	18,347	457,941
Triumph Group, Inc.(b)	14,616	163,553
TrueBlue, Inc.(b)	7,069	98,542
UniFirst Corp.	3,266	563,712
Verra Mobility Corp., Class A(b)	30,597	614,388
Viad Corp.(b)	4,522	150,583
Wabash National Corp.	10,316	226,127
		36,395,547
Information Technology-12.45%
A10 Networks, Inc.	13,958	174,335
Adeia, Inc.	23,775	218,492
Advanced Energy Industries, Inc.(c)	8,339	792,622
Agilysys, Inc.(b)	4,301	370,273
Alarm.com Holdings, Inc.(b)	10,764	586,423
Alpha & Omega Semiconductor Ltd.(b)	4,783	102,308
Arlo Technologies, Inc.(b)	19,262	175,092
Axcelis Technologies, Inc.(b)(c)	7,079	879,778
Badger Meter, Inc.	6,400	943,168
Benchmark Electronics, Inc.	8,141	203,118
Cerence, Inc.(b)(c)	8,942	154,607
CEVA, Inc.(b)(c)	5,019	109,213
Clearfield, Inc.(b)(c)	2,852	72,555
Cohu, Inc.(b)	10,538	334,371
Corsair Gaming, Inc.(b)(c)	8,743	112,872
CTS Corp.(c)	6,975	270,281
Digi International, Inc.(b)(c)	7,871	185,283
Digital Turbine, Inc.(b)(c)	20,847	96,939
Diodes, Inc.(b)	10,008	664,731
	Shares	Value
Information Technology-(continued)
DoubleVerify Holdings, Inc.(b)	23,031	$764,629
ePlus, Inc.(b)(c)	5,842	370,850
Extreme Networks, Inc.(b)	28,788	464,638
Fabrinet (Thailand)(b)	8,157	1,320,618
FormFactor, Inc.(b)	16,970	637,733
Harmonic, Inc.(b)	24,565	271,689
Ichor Holdings Ltd.(b)	6,585	172,066
Insight Enterprises, Inc.(b)(c)	6,494	983,322
InterDigital, Inc.	6,066	606,115
Itron, Inc.(b)	10,227	689,095
Knowles Corp.(b)	20,458	324,668
Kulicke & Soffa Industries, Inc. (Singapore)(c)	12,476	642,764
LiveRamp Holdings, Inc.(b)(c)	14,409	477,802
MaxLinear, Inc.(b)	15,430	289,004
Methode Electronics, Inc.	8,294	196,817
N-able, Inc.(b)	14,354	170,956
NetScout Systems, Inc.(b)	14,812	297,425
OneSpan, Inc.(b)(c)	7,899	79,227
OSI Systems, Inc.(b)	3,570	440,145
PC Connection, Inc.	2,351	140,190
PDF Solutions, Inc.(b)	6,667	199,943
Perficient, Inc.(b)(c)	7,684	475,486
Photronics, Inc.(b)	14,529	306,998
Plexus Corp.(b)(c)	6,356	647,613
Progress Software Corp.	9,560	514,902
Rambus, Inc.(b)(c)	23,176	1,568,320
Rogers Corp.(b)	4,195	542,833
Sanmina Corp.(b)	12,897	646,269
ScanSource, Inc.(b)	5,538	185,135
SMART Global Holdings, Inc.(b)(c)	10,707	178,379
SPS Commerce, Inc.(b)	8,198	1,412,351
TTM Technologies, Inc.(b)	23,884	358,499
Ultra Clean Holdings, Inc.(b)	10,319	280,058
Veeco Instruments, Inc.(b)(c)	11,202	319,593
Viasat, Inc.(b)(c)	17,831	364,644
Viavi Solutions, Inc.(b)(c)	49,671	401,342
Xperi, Inc.(b)	9,636	99,444
		24,288,023
Materials-5.54%
AdvanSix, Inc.	6,058	158,296
ATI, Inc.(b)(c)	27,908	1,226,557
Balchem Corp.	7,341	915,569
Carpenter Technology Corp.	10,511	744,284
Century Aluminum Co.(b)(c)	11,013	86,562
Clearwater Paper Corp.(b)	3,929	137,790
Compass Minerals International, Inc.(c)	7,665	186,106
H.B. Fuller Co.	11,812	893,932
Hawkins, Inc.	4,040	248,218
Haynes International, Inc.	2,701	132,565
Ingevity Corp.(b)	7,515	291,507
Innospec, Inc.	5,513	579,251
Kaiser Aluminum Corp.	3,498	204,563
Koppers Holdings, Inc.	4,462	201,549
Livent Corp.(b)(c)	40,356	555,299
Materion Corp.	4,592	519,401
Mativ Holdings, Inc., Class A	12,012	140,540
Mercer International, Inc. (Germany)	9,440	90,435
Minerals Technologies, Inc.	7,474	468,171
Myers Industries, Inc.	8,031	141,506
O-I Glass, Inc.(b)	34,427	508,142
Olympic Steel, Inc.	2,169	122,614
Quaker Chemical Corp.(c)	3,052	545,667

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Stepan Co.	4,980	$411,199
SunCoke Energy, Inc.	18,076	168,288
Sylvamo Corp.(c)	7,012	352,563
TimkenSteel Corp.(b)(c)	8,771	178,227
Warrior Met Coal, Inc.	10,583	592,330
		10,801,131
Real Estate-7.15%
Acadia Realty Trust(c)	20,051	303,171
Alexander & Baldwin, Inc.	16,059	268,988
American Assets Trust, Inc.	11,497	231,550
Anywhere Real Estate, Inc.(b)	21,039	113,190
Armada Hoffler Properties, Inc.	14,643	160,780
Brandywine Realty Trust	36,294	161,871
CareTrust REIT, Inc.	21,672	500,190
Chatham Lodging Trust	10,530	104,352
Community Healthcare Trust, Inc.	5,352	145,039
Cushman & Wakefield PLC(b)	35,982	295,412
DiamondRock Hospitality Co.	45,793	380,998
Douglas Emmett, Inc.(c)	36,115	441,325
Easterly Government Properties, Inc.(c)	20,260	236,232
Elme Communities	19,182	252,052
Essential Properties Realty Trust, Inc.	32,530	772,588
eXp World Holdings, Inc.(c)	15,722	190,393
Four Corners Property Trust, Inc.	19,320	444,167
Getty Realty Corp.	9,602	282,587
Global Net Lease, Inc.(c)	23,267	204,284
Hudson Pacific Properties, Inc.(c)	26,036	152,831
Innovative Industrial Properties, Inc.(c)	5,994	489,470
JBG SMITH Properties, (Acquired 06/16/2023 - 11/29/2023; Cost $312,423)(c)(d)	20,393	279,792
LTC Properties, Inc.	9,114	297,299
LXP Industrial Trust	64,926	570,050
Macerich Co. (The)(c)	45,634	523,422
Marcus & Millichap, Inc.(c)	5,266	181,203
Pebblebrook Hotel Trust(c)	26,033	331,921
Phillips Edison & Co., Inc.(c)	24,504	863,521
Retail Opportunity Investments Corp.	27,061	348,275
RPT Realty	18,691	217,189
Safehold, Inc.(b)(c)	9,665	190,304
Service Properties Trust	36,740	262,691
SITE Centers Corp.	39,015	514,608
SL Green Realty Corp.	14,017	512,602
St. Joe Co. (The)	7,589	390,302
Summit Hotel Properties, Inc.	22,589	141,407
Sunstone Hotel Investors, Inc.(c)	44,894	443,553
Tanger, Inc.(c)	22,660	565,594
	Shares	Value
Real Estate-(continued)
Universal Health Realty Income Trust	2,806	$111,875
Urban Edge Properties(c)	24,950	417,913
Veris Residential, Inc.	17,688	256,299
Whitestone REIT	10,043	110,071
Xenia Hotels & Resorts, Inc.(c)	23,492	286,837
		13,948,198
Utilities-2.08%
American States Water Co.	8,198	655,020
Avista Corp.	16,499	560,141
California Water Service Group	12,488	631,518
Chesapeake Utilities Corp.	3,936	376,282
Middlesex Water Co.	3,961	253,108
Northwest Natural Holding Co.	7,799	285,600
Otter Tail Corp.(c)	9,372	715,177
SJW Group	6,234	409,200
Unitil Corp.	3,482	168,807
		4,054,853
Total Common Stocks & Other Equity Interests (Cost $183,986,601)		194,903,854
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(g)(h) (Cost $135,024)	135,024	135,024
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $184,121,625)		195,038,878
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.04%
Invesco Private Government Fund, 5.32%(g)(h)(i)	12,522,723	12,522,723
Invesco Private Prime Fund, 5.55%(g)(h)(i)	28,512,159	28,523,564
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,039,476)		41,046,287
TOTAL INVESTMENTS IN SECURITIES-121.00% (Cost $225,161,101)		236,085,165
OTHER ASSETS LESS LIABILITIES-(21.00)%		(40,975,318)
NET ASSETS-100.00%		$195,109,847

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Restricted security. The aggregate value of these securities at November 30, 2023 was $375,880, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,432,563	$(1,297,539)	$-	$-	$135,024	$917
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,755,881	19,476,852	(18,710,010)	-	-	12,522,723	147,983*
Invesco Private Prime Fund	31,259,276	40,522,612	(43,270,603)	5,637	6,642	28,523,564	397,913*
Total	$43,015,157	$61,432,027	$(63,278,152)	$5,637	$6,642	$41,181,311	$546,813

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Communication Services-5.18%
ATN International, Inc.	4,971	$151,317
Cogent Communications Holdings, Inc.	7,294	465,795
John Wiley & Sons, Inc., Class A	10,124	305,846
Scholastic Corp.(b)	3,938	149,605
		1,072,563
Consumer Discretionary-12.10%
Buckle, Inc. (The)(b)	9,443	364,122
Cracker Barrel Old Country Store, Inc.(b)	4,831	324,305
Ethan Allen Interiors, Inc.(b)	12,455	334,292
Guess?, Inc.	20,727	456,409
Haverty Furniture Cos., Inc., (Acquired 07/31/2023 - 11/29/2023; Cost $317,668)(c)	9,145	286,604
M.D.C. Holdings, Inc.	7,514	332,570
Movado Group, Inc.(b)	15,601	407,966
		2,506,268
Consumer Staples-15.38%
Cal-Maine Foods, Inc.	15,062	721,771
Fresh Del Monte Produce, Inc.	7,951	181,283
J&J Snack Foods Corp.	912	150,070
Medifast, Inc.(b)	6,033	400,470
Nu Skin Enterprises, Inc., Class A	13,360	227,387
SpartanNash Co.	13,929	308,806
Universal Corp.	10,806	607,946
Vector Group Ltd.	40,540	434,183
WD-40 Co.(b)	636	153,836
		3,185,752
Energy-4.92%
Archrock, Inc.	43,353	628,185
California Resources Corp.	3,668	187,838
World Kinect Corp.	9,671	203,478
		1,019,501
Financials-25.21%
Apollo Commercial Real Estate Finance, Inc.(b)	48,234	519,962
ARMOUR Residential REIT, Inc.(b)	26,354	463,830
Ellington Financial, Inc.(b)	42,576	553,488
KKR Real Estate Finance Trust, Inc.(b)	50,225	630,826
New York Mortgage Trust, Inc.(b)	65,439	575,209
PennyMac Mortgage Investment Trust(b)	41,296	579,796
Ready Capital Corp.(b)	56,348	575,877
Redwood Trust, Inc.(b)	87,998	625,666
Two Harbors Investment Corp.(b)	50,252	696,493
		5,221,147
Health Care-0.89%
Phibro Animal Health Corp., Class A	19,296	185,049
Industrials-10.26%
Deluxe Corp.(b)	31,281	572,130
Healthcare Services Group, Inc.	16,362	158,875
HNI Corp.	13,076	510,879
Kennametal, Inc.(b)	7,981	186,037
	Shares	Value
Industrials-(continued)
Resources Connection, Inc.	17,974	$244,446
Trinity Industries, Inc.	12,266	306,159
TTEC Holdings, Inc.	7,784	145,717
		2,124,243
Information Technology-1.54%
Adeia, Inc.	12,919	118,725
Benchmark Electronics, Inc.	8,023	200,174
		318,899
Materials-6.01%
Haynes International, Inc.	2,911	142,872
Mercer International, Inc. (Germany)(b)	35,788	342,849
Myers Industries, Inc.	11,566	203,793
SunCoke Energy, Inc.	38,962	362,736
Sylvamo Corp.	3,828	192,472
		1,244,722
Real Estate-10.47%
Brandywine Realty Trust(b)	146,221	652,145
Easterly Government Properties, Inc.(b)	40,795	475,670
Global Net Lease, Inc.(b)	60,923	534,904
Outfront Media, Inc.	41,234	504,292
		2,167,011
Utilities-7.74%
American States Water Co.	1,711	136,709
Avista Corp.	9,587	325,478
California Water Service Group	3,101	156,817
Chesapeake Utilities Corp.	1,255	119,978
Northwest Natural Holding Co.	8,398	307,535
Otter Tail Corp.	2,112	161,167
SJW Group	2,434	159,768
Unitil Corp.	4,838	234,546
		1,601,998
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $24,580,448)		20,647,153
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.39%
Invesco Private Government Fund, 5.32%(d)(e)(f)	1,820,161	1,820,161
Invesco Private Prime Fund, 5.55%(d)(e)(f)	4,677,327	4,679,198
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,498,401)		6,499,359
TOTAL INVESTMENTS IN SECURITIES-131.09% (Cost $31,078,849)		27,146,512
OTHER ASSETS LESS LIABILITIES-(31.09)%		(6,438,366)
NET ASSETS-100.00%		$20,708,146
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Restricted security. The value of this security at November 30, 2023 represented 1.38% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$216,521	$(216,521)	$-	$-	$-	$126
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,724,212	3,952,750	(3,856,801)	-	-	1,820,161	20,339*
Invesco Private Prime Fund	4,433,688	9,588,193	(9,344,471)	857	931	4,679,198	53,712*
Total	$6,157,900	$13,757,464	$(13,417,793)	$857	$931	$6,499,359	$74,177

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.33%
Cogent Communications Holdings, Inc.	41,570	$2,654,660
Madison Square Garden Sports Corp., Class A(b)(c)	18,642	3,154,040
Marcus Corp. (The)	222,540	3,095,532
		8,904,232
Consumer Discretionary-4.05%
Buckle, Inc. (The)(c)	78,805	3,038,721
Monarch Casino & Resort, Inc.	53,554	3,367,476
Standard Motor Products, Inc.	88,787	3,193,668
Strategic Education, Inc.(c)	33,085	2,943,572
Sturm Ruger & Co., Inc.(c)	66,875	2,939,825
		15,483,262
Consumer Staples-10.67%
Central Garden & Pet Co., Class A(b)	69,141	2,508,436
Edgewell Personal Care Co.	89,530	3,116,539
Energizer Holdings, Inc.(c)	80,520	2,483,237
Fresh Del Monte Produce, Inc.	139,229	3,174,421
J&J Snack Foods Corp.	21,117	3,474,802
John B. Sanfilippo & Son, Inc.	33,741	3,105,522
National Beverage Corp.(b)(c)	58,702	2,790,693
PriceSmart, Inc.(c)	40,932	2,758,408
Simply Good Foods Co. (The)(b)(c)	74,237	2,875,941
SpartanNash Co.	130,161	2,885,669
Tootsie Roll Industries, Inc.(c)	118,555	3,922,985
TreeHouse Foods, Inc.(b)(c)	79,257	3,226,553
Universal Corp.	80,093	4,506,032
		40,829,238
Financials-18.68%
Ambac Financial Group, Inc.(b)(c)	215,539	3,179,200
AMERISAFE, Inc.	70,149	3,378,376
Artisan Partners Asset Management, Inc., Class A(c)	75,908	2,857,936
Assured Guaranty Ltd.(c)	49,315	3,348,982
City Holding Co.(c)	35,759	3,442,519
Ellington Financial, Inc.(c)	255,708	3,324,204
Employers Holdings, Inc.	87,913	3,367,947
EVERTEC, Inc.	90,948	3,362,348
Franklin BSP Realty Trust, Inc.(c)	211,936	2,772,123
Horace Mann Educators Corp.	103,711	3,470,170
Mr. Cooper Group, Inc.(b)	49,754	3,011,112
Navient Corp.	168,179	2,880,906
NMI Holdings, Inc., Class A(b)	107,655	2,960,513
Northfield Bancorp, Inc.	317,236	3,026,431
Northwest Bancshares, Inc.(c)	270,232	3,010,384
OFG Bancorp	85,861	2,881,495
Radian Group, Inc.	128,532	3,304,558
S&T Bancorp, Inc.(c)	99,942	2,797,377
Safety Insurance Group, Inc.	44,062	3,389,690
Southside Bancshares, Inc.(c)	96,094	2,635,858
TrustCo Bank Corp.	105,378	2,828,346
Westamerica Bancorporation	61,930	3,140,470
WisdomTree, Inc.(c)	476,214	3,100,153
		71,471,098
Health Care-5.89%
CorVel Corp.(b)(c)	15,312	3,198,064
Ensign Group, Inc. (The)(c)	35,709	3,823,363
HealthStream, Inc.	119,137	2,978,425
Innoviva, Inc.(b)(c)	229,637	3,180,472
Merit Medical Systems, Inc.(b)	41,776	2,989,490
	Shares	Value
Health Care-(continued)
Premier, Inc., Class A	137,637	$2,833,946
Prestige Consumer Healthcare, Inc.(b)(c)	61,502	3,527,140
		22,530,900
Industrials-17.80%
AAR Corp.(b)	47,049	3,260,496
ABM Industries, Inc.	75,191	3,082,079
Alamo Group, Inc.	15,248	2,801,058
Albany International Corp., Class A	37,830	3,246,571
Apogee Enterprises, Inc.	66,604	3,003,840
Applied Industrial Technologies, Inc.	17,839	2,855,489
AZZ, Inc.(c)	59,903	2,945,430
Brady Corp., Class A(c)	65,563	3,689,230
CSG Systems International, Inc.	57,752	2,840,821
ESCO Technologies, Inc.	30,411	3,192,547
Federal Signal Corp.(c)	46,868	3,231,080
Franklin Electric Co., Inc.	37,649	3,350,761
Heartland Express, Inc.	225,036	3,019,983
Hub Group, Inc., Class A(b)	39,177	2,959,822
Korn Ferry	65,003	3,363,255
Marten Transport Ltd.	164,992	3,110,099
Moog, Inc., Class A	22,429	3,140,284
National Presto Industries, Inc.	42,321	3,162,225
Standex International Corp.	21,940	2,936,011
Tennant Co.	33,944	2,906,285
UniFirst Corp.	18,907	3,263,348
Verra Mobility Corp., Class A(b)(c)	136,970	2,750,358
		68,111,072
Information Technology-6.50%
Badger Meter, Inc.	19,423	2,862,367
Benchmark Electronics, Inc.	125,466	3,130,377
CTS Corp.(c)	70,400	2,728,000
Insight Enterprises, Inc.(b)(c)	23,266	3,522,938
OSI Systems, Inc.(b)(c)	25,148	3,100,497
Plexus Corp.(b)(c)	28,532	2,907,125
Progress Software Corp.	68,667	3,698,405
ScanSource, Inc.(b)	87,295	2,918,272
		24,867,981
Materials-4.20%
Balchem Corp.	25,921	3,232,867
H.B. Fuller Co.	42,796	3,238,801
Innospec, Inc.	32,016	3,363,921
Sensient Technologies Corp.	52,898	3,064,910
Stepan Co.	38,359	3,167,303
		16,067,802
Real Estate-22.43%
Acadia Realty Trust(c)	185,771	2,808,857
Alexander & Baldwin, Inc.	198,698	3,328,191
Apple Hospitality REIT, Inc.	200,589	3,343,819
Armada Hoffler Properties, Inc.(c)	296,863	3,259,556
CareTrust REIT, Inc.(c)	167,200	3,858,976
Centerspace(c)	56,595	3,018,777
Chatham Lodging Trust(c)	282,464	2,799,218
Community Healthcare Trust, Inc.	129,086	3,498,231
Easterly Government Properties, Inc.(c)	267,531	3,119,411
Elme Communities	252,417	3,316,759
Essential Properties Realty Trust, Inc.(c)	158,791	3,771,286
Four Corners Property Trust, Inc.(c)	196,877	4,526,202
Getty Realty Corp.(c)	140,460	4,133,738
LTC Properties, Inc.	116,998	3,816,475
LXP Industrial Trust(c)	369,079	3,240,514
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Marcus & Millichap, Inc.(c)	88,418	$3,042,463
Phillips Edison & Co., Inc.(c)	103,724	3,655,234
Retail Opportunity Investments Corp.(c)	248,449	3,197,539
Saul Centers, Inc.(c)	79,650	2,943,067
SITE Centers Corp.	224,651	2,963,147
Sunstone Hotel Investors, Inc.(c)	292,109	2,886,037
Tanger, Inc.(c)	117,508	2,933,000
Universal Health Realty Income Trust(c)	86,916	3,465,341
Urban Edge Properties	172,485	2,889,124
Veris Residential, Inc.(c)	194,012	2,811,234
Whitestone REIT	291,329	3,192,966
		85,819,162
Utilities-7.33%
American States Water Co.	45,583	3,642,082
Avista Corp.	101,270	3,438,117
California Water Service Group	69,045	3,491,606
Chesapeake Utilities Corp.	38,074	3,639,874
Middlesex Water Co.	50,240	3,210,336
Northwest Natural Holding Co.	101,170	3,704,845
SJW Group	54,524	3,578,955
Unitil Corp.	68,588	3,325,146
		28,030,961
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $399,868,478)		382,115,708
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.24%
Invesco Private Government Fund, 5.32%(d)(e)(f)	16,332,194	$16,332,194
Invesco Private Prime Fund, 5.55%(d)(e)(f)	41,951,109	41,967,889
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,293,095)		58,300,083
TOTAL INVESTMENTS IN SECURITIES-115.12% (Cost $458,161,573)		440,415,791
OTHER ASSETS LESS LIABILITIES-(15.12)%		(57,853,688)
NET ASSETS-100.00%		$382,562,103

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,145,200	$(7,145,200)	$-	$-	$-	$3,989
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,093,200	37,209,542	(33,970,548)	-	-	16,332,194	193,961*
Invesco Private Prime Fund	41,909,242	69,878,411	(69,834,348)	7,676	6,908	41,967,889	526,153*
Total	$55,002,442	$114,233,153	$(110,950,096)	$7,676	$6,908	$58,300,083	$724,103

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-0.44%
Scholastic Corp.	9,479	$360,107
Consumer Discretionary-17.06%
Academy Sports & Outdoors, Inc.(b)	31,313	1,592,892
Asbury Automotive Group, Inc.(c)	8,484	1,780,113
Buckle, Inc. (The)(b)	14,112	544,159
Caleres, Inc.(b)	10,747	326,279
Chico’s FAS, Inc.(c)	42,013	316,778
Designer Brands, Inc., Class A	13,558	157,815
Ethan Allen Interiors, Inc.(b)	7,648	205,272
Green Brick Partners, Inc.(c)	7,866	373,242
Haverty Furniture Cos., Inc., (Acquired 11/03/2021 - 11/30/2023; Cost $122,398)(d)	4,092	128,243
Hibbett, Inc.	3,897	243,757
Installed Building Products, Inc.(b)	8,499	1,279,185
Kontoor Brands, Inc.	16,290	895,461
LCI Industries	8,030	871,335
M/I Homes, Inc.(c)	8,403	886,601
Monarch Casino & Resort, Inc.	4,564	286,984
Movado Group, Inc.(b)	4,566	119,401
Patrick Industries, Inc.	5,925	486,087
Signet Jewelers Ltd.(b)	13,803	1,134,331
Steven Madden Ltd.(b)	31,120	1,180,070
Sturm Ruger & Co., Inc.	9,162	402,762
Tri Pointe Homes, Inc.(c)	30,785	898,306
		14,109,073
Consumer Staples-4.37%
Cal-Maine Foods, Inc.	21,935	1,051,125
John B. Sanfilippo & Son, Inc.	2,681	246,759
Medifast, Inc.(b)	7,328	486,433
National Beverage Corp.(b)(c)	11,724	557,359
USANA Health Sciences, Inc.(c)	4,099	193,719
WD-40 Co.(b)	4,449	1,076,124
		3,611,519
Energy-11.56%
Callon Petroleum Co.(b)(c)	19,275	602,729
Comstock Resources, Inc.	41,270	407,335
CONSOL Energy, Inc.(b)	16,846	1,796,963
CVR Energy, Inc.(b)	12,445	395,378
Dorian LPG Ltd.	11,944	505,948
Helmerich & Payne, Inc.	29,976	1,086,030
Par Pacific Holdings, Inc.(c)	29,744	1,019,327
Patterson-UTI Energy, Inc.	63,156	739,557
RPC, Inc.(b)	26,712	193,662
SM Energy Co.	50,349	1,885,570
Talos Energy, Inc.(c)	23,967	333,621
US Silica Holdings, Inc.(c)	22,573	254,623
Vital Energy, Inc.(c)	7,661	343,519
		9,564,262
Financials-13.99%
Ambac Financial Group, Inc.(c)	15,647	230,793
American Equity Investment Life Holding Co.(c)	35,108	1,936,557
AMERISAFE, Inc.	6,736	324,406
BancFirst Corp.	5,417	469,275
Bancorp, Inc. (The)(b)(c)	18,073	705,028
Central Pacific Financial Corp.	7,134	125,344
Donnelley Financial Solutions, Inc.(c)	9,589	565,943
EVERTEC, Inc.	36,576	1,352,215
	Shares	Value
Financials-(continued)
First Bancorp	56,582	$848,730
Lakeland Financial Corp.(b)	7,960	442,178
NMI Holdings, Inc., Class A(c)	28,291	778,002
OFG Bancorp	14,211	476,921
Palomar Holdings, Inc.(c)	7,630	446,431
Pathward Financial, Inc.	9,079	450,228
Preferred Bank(b)	4,357	268,522
Radian Group, Inc.	50,801	1,306,094
Virtus Investment Partners, Inc.	1,843	360,528
Westamerica Bancorporation	9,502	481,846
		11,569,041
Health Care-5.85%
AMN Healthcare Services, Inc.(b)(c)	18,475	1,252,605
Amphastar Pharmaceuticals, Inc.(c)	11,403	642,217
Catalyst Pharmaceuticals, Inc.(b)(c)	50,155	723,737
CorVel Corp.(c)	3,993	833,978
Cross Country Healthcare, Inc.(c)	12,761	258,665
Innoviva, Inc.(b)(c)	22,267	308,398
Ironwood Pharmaceuticals, Inc.(b)(c)	52,653	521,265
Vir Biotechnology, Inc.(b)(c)	31,143	295,547
		4,836,412
Industrials-26.51%
Apogee Enterprises, Inc.	7,643	344,699
Applied Industrial Technologies, Inc.	12,575	2,012,880
ArcBest Corp.	7,907	942,435
Arcosa, Inc.(b)	14,264	1,058,389
Boise Cascade Co.	12,967	1,417,293
Brady Corp., Class A	15,701	883,495
Comfort Systems USA, Inc.	12,388	2,398,069
Encore Wire Corp.(b)	7,220	1,330,646
Enpro, Inc.(b)	7,127	915,321
Forrester Research, Inc.(c)	3,311	80,060
Forward Air Corp.	9,826	624,246
Hillenbrand, Inc.	29,034	1,124,777
HNI Corp.	14,258	557,060
Hub Group, Inc., Class A(c)	9,935	750,589
Korn Ferry	16,255	841,034
Liquidity Services, Inc.(c)	7,396	141,707
Marten Transport Ltd.	18,829	354,927
MasterBrand, Inc.(c)	50,477	677,401
Matson, Inc.	12,960	1,241,179
Mueller Industries, Inc.	44,530	1,849,331
OPENLANE, Inc.(b)(c)	39,341	575,165
Quanex Building Products Corp.	8,891	273,754
Resources Connection, Inc.	9,968	135,565
Standex International Corp.	4,440	594,161
Titan International, Inc.(c)	21,784	284,717
TrueBlue, Inc.(c)	9,909	138,132
Wabash National Corp.	17,232	377,726
		21,924,758
Information Technology-14.29%
A10 Networks, Inc.	30,024	375,000
Badger Meter, Inc.	10,360	1,526,753
Diodes, Inc.(c)	15,395	1,022,536
Extreme Networks, Inc.(c)	52,510	847,511
InterDigital, Inc.	8,404	839,728
Kulicke & Soffa Industries, Inc. (Singapore)(b)	22,343	1,151,111
MaxLinear, Inc.(c)	27,758	519,907
PDF Solutions, Inc.(c)	10,928	327,731
Photronics, Inc.(c)	21,263	449,287
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Progress Software Corp.	14,850	$799,821
Rambus, Inc.(c)	45,198	3,058,549
Sanmina Corp.(b)(c)	18,026	903,283
		11,821,217
Materials-4.45%
AdvanSix, Inc.	8,091	211,418
Innospec, Inc.	7,560	794,329
Myers Industries, Inc.	10,871	191,547
O-I Glass, Inc.(c)	46,305	683,462
Olympic Steel, Inc.	3,001	169,646
SunCoke Energy, Inc.	23,410	217,947
Warrior Met Coal, Inc.	25,168	1,408,653
		3,677,002
Utilities-1.31%
Otter Tail Corp.(b)	14,252	1,087,570
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $78,708,310)		82,560,961
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.70%
Invesco Private Government Fund, 5.32%(e)(f)(g)	4,097,370	$4,097,370
Invesco Private Prime Fund, 5.55%(e)(f)(g)	10,533,995	10,538,209
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,634,092)		14,635,579
TOTAL INVESTMENTS IN SECURITIES-117.53% (Cost $93,342,402)		97,196,540
OTHER ASSETS LESS LIABILITIES-(17.53)%		(14,493,744)
NET ASSETS-100.00%		$82,702,796

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$204,400	$(204,400)	$-	$-	$-	$228
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,117,246	10,335,094	(9,354,970)	-	-	4,097,370	46,848*
Invesco Private Prime Fund	8,015,776	24,986,116	(22,467,788)	1,487	2,618	10,538,209	125,438*
Total	$11,133,022	$35,525,610	$(32,027,158)	$1,487	$2,618	$14,635,579	$172,514

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023 for each Fund (except for Invesco S&P 500® Enhanced Value ETF, Invesco S&P 500 Minimum Variance ETF and Invesco S&P 500® Momentum ETF). As of November 30, 2023, all of the securities in Invesco S&P 500® Enhanced Value ETF, Invesco S&P 500 Minimum Variance ETF and Invesco S&P 500® Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,064,742	$-	$-	$9,064,742
Money Market Funds	77	543,797	-	543,874
Total Investments	$9,064,819	$543,797	$-	$9,608,616
Invesco MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,613,350,688	$-	$-	$3,613,350,688
Money Market Funds	-	96,416,961	-	96,416,961
Total Investments	$3,613,350,688	$96,416,961	$-	$3,709,767,649
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$598,099,619	$-	$62,549	$598,162,168
Money Market Funds	-	97,365,735	-	97,365,735
Total Investments	$598,099,619	$97,365,735	$62,549	$695,527,903
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$45,568,570	$-	$-	$45,568,570
Money Market Funds	-	1,789,737	-	1,789,737
Total Investments	$45,568,570	$1,789,737	$-	$47,358,307
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$483,719,759	$-	$-	$483,719,759
Money Market Funds	-	59,429,880	-	59,429,880
Total Investments	$483,719,759	$59,429,880	$-	$543,149,639

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,925,468,247	$-	$-	$2,925,468,247
Money Market Funds	-	54,330,278	-	54,330,278
Total Investments	$2,925,468,247	$54,330,278	$-	$2,979,798,525
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,237,441,406	$-	$-	$8,237,441,406
Money Market Funds	-	130,310,884	-	130,310,884
Total Investments	$8,237,441,406	$130,310,884	$-	$8,367,752,290
Invesco S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$251,592,432	$-	$-	$251,592,432
Money Market Funds	146,216	189,129	-	335,345
Total Investments	$251,738,648	$189,129	$-	$251,927,777
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$860,599,252	$-	$-	$860,599,252
Money Market Funds	-	16,689,025	-	16,689,025
Total Investments	$860,599,252	$16,689,025	$-	$877,288,277
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$259,342,266	$-	$-	$259,342,266
Money Market Funds	65,897	40,244,658	-	40,310,555
Total Investments	$259,408,163	$40,244,658	$-	$299,652,821
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$840,850,405	$-	$-	$840,850,405
Money Market Funds	-	72,104,625	-	72,104,625
Total Investments	$840,850,405	$72,104,625	$-	$912,955,030
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$194,903,854	$-	$0	$194,903,854
Money Market Funds	135,024	41,046,287	-	41,181,311
Total Investments	$195,038,878	$41,046,287	$0	$236,085,165
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,647,153	$-	$-	$20,647,153
Money Market Funds	-	6,499,359	-	6,499,359
Total Investments	$20,647,153	$6,499,359	$-	$27,146,512
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$382,115,708	$-	$-	$382,115,708
Money Market Funds	-	58,300,083	-	58,300,083
Total Investments	$382,115,708	$58,300,083	$-	$440,415,791
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$82,560,961	$-	$-	$82,560,961
Money Market Funds	-	14,635,579	-	14,635,579
Total Investments	$82,560,961	$14,635,579	$-	$97,196,540